UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Column Small Cap Select Fund
CFSSX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Column Small Cap Select Fund (the “Fund”) for the period of September 1, 2025 to  August 31, 2026. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Select Fund	$68	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2026, the Column Small Cap Select Fund gained 27.30%, outperforming the 26.46% gain of the Russell 2000 Total Return Index, the benchmark we believe best represents the market in which the Fund invests due to its focus on small U.S. companies. The Fund also outpaced the 20.38% return of its broad-based benchmark index, the S&P 500 Total Return Index, as small companies outperformed large companies.

Relative to the Russell 2000 Total Return Index, the Fund’s stock selection drove most of its outperformance while contributions from sector allocations were more modest. Much of the Fund’s outperformance came from strong stock selection within information technology, the benefits of which were amplified by the Fund’s overweight to the well performing sector. Although an underweight to health care—the Index’s best performing sector—dragged on returns, strong selection within the sector outweighed the negative impact of the lower-than-benchmark allocation. Weak stock selection in consumer discretionary, however, detracted from performance. In assessing Fund subadviser performance, the Select Small Cap Value strategy run by Boston Partners Global Investors, Inc. (WPG Partners division) was the largest contributor to performance primarily via exceptional stock selection in several sectors, including communication services, materials, industrials, and information technology. The Fund’s three largest individual contributing stocks benefited as AI-related enthusiasm prompted high demand for those companies’ services.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Small Cap Select Fund	PAGE 1	TSR-AR-89834G620

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Small Cap Select Fund	27.30	17.89
S&P 500 Total Return Index	20.38	22.08
Russell 2000 Total Return Index	26.46	19.57
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,916,843,889
Number of Holdings	446
Net Advisory Fee	$7,659,090
Portfolio Turnover	116%
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2026)
Top Sectors*

Top Holdings	(%)
ICON PLC	1.6%
Silicon Motion Technology Corp.	1.5%
First American Government Obligations Fund - Class X	1.5%
Teradata Corp.	1.4%
Ultra Clean Holdings, Inc.	1.2%
PTC Therapeutics, Inc.	1.2%
Liberty Energy, Inc.	1.2%
thyssenkrupp AG	1.1%
Century Aluminum Co.	1.1%
Regal Rexnord Corp.	1.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 29, 2026 at https://columnfunds.com/literature or upon request at 1-866-950-4644.  Effective August 1, 2026, Mason Street Advisors, LLC (“MSA”) allocated a portion of the Fund’s portfolio to an additional sleeve managed by Boston Partners Global Investors, Inc. (WPG Partners division) (“WPG”) to address capacity constraints of the existing WPG sleeve managed according to a select small cap value strategy.  WPG manages the additional sleeve according to a small cap value diversified strategy that invests in a greater number of holdings than the existing  WPG sleeve, and is intended to maintain the long-term objectives of the Fund and have minimal impact on the Fund’s current risk and return characteristics.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
Column Small Cap Select Fund	PAGE 2	TSR-AR-89834G620

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Small Cap Select Fund	PAGE 3	TSR-AR-89834G620

Column Small Cap Fund
CFSLX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Column Small Cap Fund (the “Fund”) for the period of September 1, 2025 to  August 31, 2026. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Fund	$64	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2026, the Column Small Cap Fund gained 17.74%, underperforming the 26.46% return of the Russell 2000 Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on small U.S. companies. The Fund also lagged the 20.38% return of its broad-based benchmark index, the S&P 500 Total Return Index.

Relative to the Russell 2000 Total Return Index, both the Fund’s stock selection and sector allocation detracted from performance. An underweight to health care, the Index’s best-performing sector, in addition to weak stock selection within the sector detracted most from performance. Stock selection within the industrials and consumer discretionary sectors also dragged on returns. The Fund’s significantly underweight relative allocation to Bloom Energy Corporation, which benefited from energy demand created by data center construction, was its largest individual relative detractor. In assessing Fund subadviser performance, six of the Fund’s eight subadvisers underperformed the Russell 2000 Total Return Index during the period.  Kayne Anderson Rudnick Investment Management, LLC’s Small Cap Growth strategy was the largest detractor primarily due to stock selection struggles in a relatively concentrated portfolio amid a difficult market environment in which outperformance was limited to a relatively narrow set of Index constituents. Additionally, the quality-oriented strategy eschews companies perceived as beneficiaries of AI development, which dominated for much of the period, and rather invested in several positions perceived as potentially vulnerable to AI-related disruption.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Small Cap Fund	PAGE 1	TSR-AR-89834G612

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Small Cap Fund	17.74	13.88
S&P 500 Total Return Index	20.38	22.08
Russell 2000 Total Return Index	26.46	19.57
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$544,348,821
Number of Holdings	986
Net Advisory Fee	$2,036,695
Portfolio Turnover	81%
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2026)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	1.4%
ServisFirst Bancshares, Inc.	1.0%
Goosehead Insurance, Inc. - Class A	0.9%
Triumph Financial, Inc.	0.9%
Appfolio, Inc. - Class A	0.8%
GigaCloud Technology, Inc. - Class A	0.8%
Ryan Specialty Holdings, Inc.	0.8%
Kinsale Capital Group, Inc.	0.8%
Enerpac Tool Group Corp.	0.8%
Toro Co.	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Small Cap Fund	PAGE 2	TSR-AR-89834G612

Column Mid Cap Select Fund
CFMSX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Column Mid Cap Select Fund (the “Fund”) for the period of September 1, 2025 to  August 31, 2026. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Select Fund	$53	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2026, the Column Mid Cap Select Fund returned 11.96%, underperforming the 17.94% return of the Russell Midcap Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on medium-sized U.S. companies. The Fund also lagged the 20.38% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies.

Relative to the Russell Midcap Total Return Index, the Fund’s stock selection was the primary detractor from performance. Stock picking within information technology made a disproportionately large negative impact; selection in the industrials and financials sectors also detracted. Sector allocation had a modestly positive effect, as underweights to the weakly performing communication services and utilities sectors—among the Index’s worst performing sectors—helped. In assessing Fund subadviser performance, two of the Fund’s three subadvisers underperformed the Russell Midcap Total Return Index during the period. Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy had a significant impact as the largest detractor primarily due to stock selection struggles in a relatively concentrated portfolio. Additionally, the quality-oriented strategy eschews companies perceived as beneficiaries of AI development, which dominated for much of the period. Digital storage names Sandisk Corporation and Western Digital Corporation were the two largest individual detractors from relative performance as the Fund did not hold these well-performing companies. Financial services company Houlihan Lokey, Inc. was the Fund’s largest detracting holding.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Mid Cap Select Fund	PAGE 1	TSR-AR-89834G596

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Mid Cap Select Fund	11.96	11.42
S&P 500 Total Return Index	20.38	22.08
Russell Midcap Total Return Index	17.94	17.79
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$3,296,417,304
Number of Holdings	201
Net Advisory Fee	$10,630,425
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2026)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.7%
Ross Stores, Inc.	2.4%
AMETEK, Inc.	2.1%
Westinghouse Air Brake Technologies Corp.	1.7%
LPL Financial Holdings, Inc.	1.6%
Houlihan Lokey, Inc.	1.6%
Teledyne Technologies, Inc.	1.5%
Allegion PLC	1.5%
EMCOR Group, Inc.	1.4%
West Pharmaceutical Services, Inc.	1.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Mid Cap Select Fund	PAGE 2	TSR-AR-89834G596

Column Mid Cap Fund
CFMCX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Column Mid Cap Fund (the “Fund”) for the period of September 1, 2025 to  August 31, 2026. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Fund	$50	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2026, the Column Mid Cap Fund returned 14.32%, underperforming the 17.94% return of the Russell Midcap Total Return Index, the benchmark we believe best represents the market in which the Fund invests due to its focus on medium-sized U.S. companies. The Fund also lagged the 20.38% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies.

Relative to the Russell Midcap Total Return Index, the Fund’s stock selection was the primary detractor from performance during the period, particularly within the information technology and health care sectors. Sector allocation had a modestly positive impact as underweighting the weakly performing communication services, real estate, and utilities sectors helped, though leaning into industrials and away from energy detracted from performance. In assessing Fund subadviser performance, five of the Fund’s six subadvisers underperformed the Russell Midcap Total Return Index during the period.  Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy had the most significant impact as the largest detractor primarily due to stock selection struggles in a relatively concentrated portfolio. Additionally, the quality-oriented strategy eschews companies perceived as beneficiaries of AI development, which dominated for much of the period. The Fund did not hold Sandisk Corporation and maintained a limited position in Western Digital Corporation; both of these digital storage names performed strongly and were ultimately the largest individual detractors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Mid Cap Fund	PAGE 1	TSR-AR-89834G588

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Mid Cap Fund	14.32	13.86
S&P 500 Total Return Index	20.38	22.08
Russell Midcap Total Return Index	17.94	17.79
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,119,680,285
Number of Holdings	660
Net Advisory Fee	$3,463,651
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2026)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.4%
Ross Stores, Inc.	1.5%
AMETEK, Inc.	1.4%
Westinghouse Air Brake Technologies Corp.	1.2%
Monolithic Power Systems, Inc.	1.1%
IQVIA Holdings, Inc.	1.0%
Labcorp Holdings, Inc.	0.9%
West Pharmaceutical Services, Inc.	0.9%
LPL Financial Holdings, Inc.	0.9%
Keysight Technologies, Inc.	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Mid Cap Fund	PAGE 2	TSR-AR-89834G588

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 4, 2024.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$68,200	$68,200
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$14,000	$12,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Column Small Cap Select Fund
Column Small Cap Fund
Column Mid Cap Select Fund
Column Mid Cap Fund
Annual Financial Statements and
Additional Information
August 31, 2026
Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Column Small Cap Select Fund
Schedule of Investments
August 31, 2026

	Shares	Value
COMMON STOCKS — 96.9%
Aerospace & Defense — 2.2%
Hexcel Corp.	52,235	$4,840,617
Karman Holdings, Inc.(a)	17,688	733,168
Mercury Systems, Inc.(a)	76,825	6,709,127
Moog, Inc. - Class A	23,693	8,801,949
V2X, Inc.(a)	213,892	16,503,907
VSE Corp.	20,441	4,265,628
		41,854,396
Air Freight & Logistics — 0.0%(b)
GXO Logistics, Inc.(a)	1,549	73,934
Automobile Components — 0.9%
Fox Factory Holding Corp.(a)	1,307	26,702
Garrett Motion, Inc.	330,148	8,897,489
Holley, Inc.(a)	1,932,844	5,527,934
Lear Corp.	28,369	3,545,841
		17,997,966
Automobiles — 0.1%
Harley-Davidson, Inc.	73,607	2,031,553
Banks — 5.6%
Amerant Bancorp, Inc.	1,477	42,405
Ameris Bancorp	41,500	3,496,375
Banc of California, Inc.	196,998	3,668,103
Capitol Federal Financial, Inc.	2,924	25,176
Columbia Financial, Inc.	123,025	1,429,555
Community Financial System, Inc.	42,902	2,692,100
Cullen/Frost Bankers, Inc.	33,145	5,332,036
Customers Bancorp, Inc.(a)	41,997	3,283,325
Dime Community Bancshares, Inc.	177,344	7,164,698
Enterprise Financial Services Corp.	2,382	150,614
First BanCorp	3,059	85,285
First Financial Bancorp	115,925	3,782,633
First Financial Bankshares, Inc.	67,907	2,256,550
Flagstar Bank NA	659,690	8,780,474
Glacier Bancorp, Inc.	155,137	7,184,394
Huntington Bancshares, Inc.	423,300	7,062,760
Lakeland Financial Corp.	33,953	2,006,283
National Bank Holdings Corp. - Class A	2,663	109,955
Northpointe Bancshares, Inc.	416,693	7,079,614
Old National Bancorp	124,375	3,181,512
Popular, Inc.	517	86,954
Prosperity Bancshares, Inc.	37,377	2,674,698
SouthState Bank Corp.	52,965	5,555,499
Stock Yards Bancorp, Inc.	24,872	1,970,111
Texas Capital Bancshares, Inc.	63,924	6,212,134
UMB Financial Corp.	44,685	6,328,737
United Bankshares, Inc.	75,340	3,550,774
United Community Banks, Inc.	157,215	5,477,371
WesBanco, Inc.	3,976	159,080

	Shares	Value
Wintrust Financial Corp.	23,000	$3,458,280
WSFS Financial Corp.	44,815	3,470,922
		107,758,407
Beverages — 0.6%
Boston Beer Co., Inc. - Class A(a)	7,811	1,388,874
Coca-Cola Consolidated, Inc.	41,075	8,033,038
Vita Coco Co., Inc.(a)	42,679	2,505,897
		11,927,809
Biotechnology — 5.9%
Alkermes PLC(a)	44,343	2,083,677
Arrowhead Pharmaceuticals, Inc.(a)	46,666	3,844,812
CareDx, Inc.(a)	303,108	15,188,742
Celldex Therapeutics, Inc.(a)	77,642	3,076,952
Cogent Biosciences, Inc.(a)	69,477	2,431,695
Cytokinetics, Inc.(a)	62,975	4,465,557
Dianthus Therapeutics, Inc.(a)	16,249	1,716,057
Halozyme Therapeutics, Inc.(a)	15,567	1,657,730
Immunome, Inc.(a)	122,404	3,355,094
Kymera Therapeutics, Inc.(a)	38,521	4,576,680
Madrigal Pharmaceuticals, Inc.(a)	4,299	2,321,589
Natera, Inc.(a)	7,873	2,534,791
Praxis Precision Medicines, Inc.(a)	21,950	7,689,085
Protagonist Therapeutics, Inc.(a)	30,205	4,462,789
PTC Therapeutics, Inc.(a)	337,007	23,435,467
Scholar Rock Holding Corp.(a)	87,012	4,942,281
Spyre Therapeutics, Inc.(a)	80,424	7,184,276
Travere Therapeutics, Inc.(a)	71,831	4,760,959
Twist Bioscience Corp.(a)	42,741	5,940,999
Veracyte, Inc.(a)	57,558	2,485,930
Xenon Pharmaceuticals, Inc.(a)	96,800	5,829,296
		113,984,458
Broadline Retail — 0.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	21,258	1,603,278
Building Products — 1.5%
Armstrong World Industries, Inc.	9,460	1,632,607
Carlisle Cos., Inc.	19,985	6,926,401
CSW Industrials, Inc.	9,788	3,024,003
Fortune Brands Innovations, Inc.	57,158	2,533,814
Hayward Holdings, Inc.(a)	110,462	1,551,991
Modine Manufacturing Co.(a)	22,398	3,996,475
Resideo Technologies, Inc.(a)	296,710	5,744,306
Simpson Manufacturing Co., Inc.	5,714	1,043,433
Zurn Elkay Water Solutions Corp.	44,816	2,142,205
		28,595,235

The accompanying notes are an integral part of these financial statements.

1

Column Small Cap Select Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Capital Markets — 3.4%
Acadian Asset Management, Inc.	52,700	$4,964,340
Artisan Partners Asset Management, Inc. - Class A	170,035	7,238,390
BGC Group, Inc. - Class A	1,321,216	15,867,804
Houlihan Lokey, Inc.	59,361	7,912,228
Lazard, Inc.	926	40,031
Miami International Holdings, Inc.(a)	40,829	1,750,339
Perella Weinberg Partners	949,629	15,792,330
SEI Investments Co.	13,936	1,546,617
StoneX Group, Inc.(a)	41,507	2,842,400
Webull Corp.(a)	280,569	2,659,794
WisdomTree, Inc.	205,557	4,945,702
		65,559,975
Chemicals — 3.0%
Celanese Corp.	362,794	16,499,871
Element Solutions, Inc.	16,409	583,176
HB Fuller Co.	105,124	5,776,564
Ingevity Corp.(a)	162,180	11,237,452
Kronos Worldwide, Inc.	932,069	8,220,849
Perimeter Solutions, Inc.(a)	114,100	3,480,050
Scotts Miracle-Gro Co.	77,755	4,649,749
Sensient Technologies Corp.	55,125	7,438,567
		57,886,278
Commercial Services & Supplies — 1.5%
Brady Corp. - Class A	22,726	2,060,112
BrightView Holdings, Inc.(a)	5,369	59,649
Casella Waste Systems, Inc. - Class A(a)	20,583	1,898,782
Clean Harbors, Inc.(a)	37,587	11,849,302
Enviri Corp.(a)	142,721	3,179,824
OPENLANE, Inc.(a)	292,992	10,430,515
		29,478,184
Communications Equipment — 1.0%
Ciena Corp.(a)	9,009	3,448,645
Ribbon Communications, Inc.(a)	892,993	1,777,056
Viasat, Inc.(a)	216,866	14,588,576
		19,814,277
Construction & Engineering — 2.5%
Arcosa, Inc.	52,893	7,685,353
Cardinal Infrastructure Group, Inc. - Class A(a)	35,133	1,299,218
Centuri Holdings, Inc.(a)	123,714	2,525,003
Construction Partners, Inc. - Class A(a)	57,934	6,152,591
Fluor Corp.(a)	1,015	55,328
Granite Construction, Inc.	595	71,733
Primoris Services Corp.	15,104	1,089,149
Solv Energy, Inc. - Class A(a)	44,080	1,124,922
Sterling Infrastructure, Inc.(a)	4,063	1,909,894

	Shares	Value
Tutor Perini Corp.	175,916	$15,572,084
Valmont Industries, Inc.	22,798	10,707,309
		48,192,584
Construction Materials — 0.2%
Eagle Materials, Inc.	11,195	2,174,741
Knife River Corp.(a)	19,766	1,239,328
		3,414,069
Consumer Finance — 1.3%
Bread Financial Holdings, Inc.	26,074	2,723,951
Dave, Inc.(a)	11,119	3,997,503
Enova International, Inc.(a)	16,470	3,734,078
EZCORP, Inc. - Class A(a)	158,527	5,123,593
FirstCash Holdings, Inc.	46,024	9,870,767
		25,449,892
Consumer Staples Distribution & Retail — 1.0%
Chefs’ Warehouse, Inc.(a)	34,555	3,886,401
Sprouts Farmers Market, Inc.(a)	72,056	5,911,474
Yesway, Inc. - Class A(a)	385,423	9,600,887
		19,398,762
Containers & Packaging — 0.5%
AptarGroup, Inc.	22,298	2,934,863
Avery Dennison Corp.	37,473	6,524,424
Myers Industries, Inc.	15,351	492,613
		9,951,900
Distributors — 0.1%
Pool Corp.	7,223	1,347,234
Diversified Consumer Services — 0.2%
ADT, Inc.	11,832	87,438
Bright Horizons Family Solutions, Inc.(a)	22,739	1,686,779
Universal Technical Institute, Inc.(a)	83,420	1,762,665
		3,536,882
Diversified Telecommunication Services — 0.4%
Bandwidth, Inc. - Class A(a)	77,456	3,751,194
Lumen Technologies, Inc.(a)	736,820	4,605,125
		8,356,319
Electric Utilities — 0.4%
IDACORP, Inc.	11,559	1,573,874
Portland General Electric Co.	118,935	5,811,164
		7,385,038
Electrical Equipment — 1.6%
Babcock & Wilcox Enterprises, Inc.(a)	204,588	1,542,593
Bloom Energy Corp. - Class A(a)	11,852	2,445,068
DPC Holdings PLC(a)	48,720	2,044,291
Eos Energy Enterprises, Inc.(a)	366,277	1,179,412
Regal Rexnord Corp.	132,900	21,058,005
Vicor Corp.(a)	9,450	1,773,576
		30,042,945

The accompanying notes are an integral part of these financial statements.

2

Column Small Cap Select Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electronic Equipment, Instruments & Components — 4.0%
ADI Global Distribution, Inc.(a)	148,355	$3,244,524
Advanced Energy Industries, Inc.	22,716	6,289,152
Badger Meter, Inc.	7,212	977,010
Coherent Corp.(a)	12,963	3,601,510
Crane NXT Co.	668	32,665
Innoviz Technologies Ltd.(a)	761,841	263,216
Insight Enterprises, Inc.(a)	41,510	6,517,900
IPG Photonics Corp.(a)	63,056	4,797,300
Itron, Inc.(a)	35,118	3,406,797
Knowles Corp.(a)	47,854	1,635,650
Littelfuse, Inc.	49,342	20,337,786
Mirion Technologies, Inc.(a)	58,028	874,482
nLight, Inc.(a)	107,745	4,554,381
OSI Systems, Inc.(a)	23,681	4,923,517
Rogers Corp.(a)	17,376	2,181,904
Sanmina Corp.(a)	41,435	8,151,093
Teledyne Technologies, Inc.(a)	7,362	4,512,538
		76,301,425
Energy Equipment & Services — 3.3%
Archrock, Inc.	56,300	1,774,576
Expro Ltd.(a)	2,213	40,099
Innovex International, Inc.(a)	115,832	3,552,567
Kodiak Gas Services, Inc.	32,884	1,932,593
Liberty Energy, Inc.	1,135,363	22,378,005
National Energy Services Reunited Corp.(a)	168,291	5,908,697
Noble Corp. PLC	75,615	3,465,435
Oceaneering International, Inc.(a)	44,031	2,279,045
Patterson-UTI Energy, Inc.	167,739	2,120,221
TechnipFMC PLC	75,182	5,875,473
TETRA Technologies, Inc.(a)	913,174	6,300,901
Tidewater, Inc.(a)	73,650	6,858,288
		62,485,900
Entertainment — 0.5%
IMAX Corp.(a)	71,932	3,682,918
Lionsgate Studios Corp.(a)	387,339	4,388,551
Starz Entertainment Corp.(a)	24,852	657,957
		8,729,426
Financial Services — 0.9%
Chime Financial, Inc. - Class A(a)	578	19,138
Flywire Corp.(a)	171,221	3,234,365
Jack Henry & Associates, Inc.	17,123	2,875,123
Klarna Group PLC(a)	76,000	1,116,440
Paymentus Holdings, Inc. - Class A(a)	84,242	2,999,015
Remitly Global, Inc.(a)	128,310	3,431,009
Sezzle, Inc.(a)	26,203	3,158,772
		16,833,862

	Shares	Value
Food Products — 0.4%
Freshpet, Inc.(a)	34,028	$2,377,196
Hain Celestial Group, Inc.(a)	151,888	113,217
Magnum Ice Cream Co. NV(a)	245,568	5,014,499
Post Holdings, Inc.(a)	462	38,512
		7,543,424
Gas Utilities — 1.6%
Atmos Energy Corp.	31,219	5,186,412
Chesapeake Utilities Corp.	16,184	2,161,211
National Fuel Gas Co.	5,346	444,039
New Jersey Resources Corp.	103,661	5,529,278
Northwest Natural Holding Co.	120,615	5,918,578
Spire, Inc.	73,217	5,992,079
UGI Corp.	129,235	4,969,086
		30,200,683
Ground Transportation — 1.6%
Heartland Express, Inc.	282,493	3,491,613
Knight-Swift Transportation Holdings, Inc.	56,464	3,868,348
Marten Transport Ltd.	353,716	5,100,585
RXO, Inc.(a)	754,759	16,038,629
Saia, Inc.(a)	4,360	1,548,367
		30,047,542
Health Care Equipment & Supplies — 3.0%
Accuray, Inc.(a)	381,882	100,435
AtriCure, Inc.(a)	60,073	2,904,530
CONMED Corp.	20,212	1,007,568
CytoSorbents Corp.(a)	6,741	2,299
DENTSPLY SIRONA, Inc.	236,760	2,644,609
Envista Holdings Corp.(a)	64,416	1,748,250
Glaukos Corp.(a)	60,351	10,836,626
Haemonetics Corp.(a)	127,634	13,155,236
Insulet Corp.(a)	37,725	5,608,198
Integra LifeSciences Holdings Corp.(a)	149,652	2,532,112
Merit Medical Systems, Inc.(a)	19,385	1,757,444
Neogen Corp.(a)	396,570	4,584,349
OraSure Technologies, Inc.(a)	241,719	867,771
QuidelOrtho Corp.(a)	233,555	3,370,199
Teleflex, Inc.	8,958	1,272,484
UFP Technologies, Inc.(a)	6,578	1,959,915
Varex Imaging Corp.(a)	155,350	2,872,422
		57,224,447
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.(a)	326,820	9,007,159
AMN Healthcare Services, Inc.(a)	135,058	4,629,788
Aveanna Healthcare Holdings, Inc.(a)	5,294	71,046
Concentra Group Holdings Parent, Inc.	31,820	1,073,607
Guardant Health, Inc.(a)	55,572	8,837,059

The accompanying notes are an integral part of these financial statements.

3

Column Small Cap Select Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — (Continued)
Option Care Health, Inc.(a)	1,654	$38,786
US Physical Therapy, Inc.	12,055	937,156
		24,594,601
Health Care Technology — 0.5%
Certara, Inc.(a)	1,070,557	8,874,918
HeartFlow, Inc.(a)	31,647	1,594,692
		10,469,610
Hotels, Restaurants & Leisure — 2.3%
Brightstar Lottery PLC	552,360	6,225,097
Brinker International, Inc.(a)	8,306	1,897,921
Cheesecake Factory, Inc.	14,063	1,539,758
Dutch Bros, Inc. - Class A(a)	31,888	1,558,048
Life Time Group Holdings, Inc.(a)	226,438	9,514,925
Marriott Vacations Worldwide Corp.	19,063	1,987,508
MGM Resorts International(a)	154,340	6,383,503
Navan, Inc. - Class A(a)	55,156	1,602,833
Norwegian Cruise Line Holdings Ltd.(a)	280,545	4,527,996
Red Rock Resorts, Inc. - Class A	24,600	1,381,536
Rush Street Interactive, Inc.(a)	175,455	4,519,721
Texas Roadhouse, Inc.	10,799	2,112,284
United Parks & Resorts, Inc.(a)	24,193	967,962
		44,219,092
Household Durables — 0.4%
Champion Homes, Inc.(a)	21,493	1,918,680
Meritage Homes Corp.	718	49,851
Somnigroup International, Inc.	57,568	3,727,528
Whirlpool Corp.	45,200	1,845,968
		7,542,027
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc.	91,829	9,366,558
Vistra Corp.	18,780	2,579,809
		11,946,367
Insurance — 2.1%
American Integrity Insurance Group, Inc.	457,326	11,890,476
CNO Financial Group, Inc.	1,905	104,375
First American Financial Corp.	69,035	5,103,067
Hagerty, Inc. - Class A(a)	131,588	1,750,120
Hanover Insurance Group, Inc.	16,845	3,808,823
Neptune Insurance Holdings, Inc. - Class A(a)	90,145	3,002,730
Porch Group, Inc.(a)	2,512	42,679
Primerica, Inc.	114	32,792
RLI Corp.	20,410	1,295,423
Ryan Specialty Holdings, Inc.	89,172	3,761,275
Selective Insurance Group, Inc.	39,575	3,612,802

	Shares	Value
Slide Insurance Holdings, Inc.	3,744	$87,048
Stewart Information Services Corp.	36,845	2,529,409
White Mountains Insurance Group Ltd.	1,413	2,970,140
		39,991,159
Interactive Media & Services — 0.9%
Cargurus, Inc.(a)	467	16,653
IAC, Inc.(a)	426,792	16,337,598
		16,354,251
IT Services — 0.5%
Fastly, Inc. - Class A(a)	169,710	3,867,691
Kyndryl Holdings, Inc.(a)	248,174	3,337,940
Unisys Corp.(a)	337,807	912,079
Wix.com Ltd.(a)	16,834	1,485,601
		9,603,311
Leisure Products — 0.1%
Acushnet Holdings Corp.	9,340	806,883
YETI Holdings, Inc.(a)	37,125	1,523,981
		2,330,864
Life Sciences Tools & Services — 4.3%
Adaptive Biotechnologies Corp.(a)	91,262	2,274,249
Avantor, Inc.(a)	683,500	9,938,090
Azenta, Inc.(a)	72,211	2,357,689
Bio-Rad Laboratories, Inc. - Class A(a)	13,945	5,384,443
Charles River Laboratories International, Inc.(a)	11,982	3,453,692
Cytek Biosciences, Inc.(a)	2,735,577	13,076,058
Fortrea Holdings, Inc.(a)	2,909	53,438
ICON PLC(a)	184,282	30,404,687
Revvity, Inc.	110,908	14,270,532
Standard BioTools, Inc.(a)	305,252	201,070
Stevanato Group SpA	77,999	1,671,519
		83,085,467
Machinery — 2.9%
Aebi Schmidt Holding AG	2,971	37,583
Albany International Corp. - Class A	29,783	1,650,872
Atmus Filtration Technologies, Inc.	37,753	1,783,074
CECO Environmental Corp.(a)	46,096	3,282,035
Crane Co.	7,738	1,586,832
Enerpac Tool Group Corp.	69,346	2,587,993
Esab Corp.	22,207	1,673,964
ESCO Technologies, Inc.	12,371	3,377,654
Federal Signal Corp.	76,797	8,985,249
Gates Industrial Corp. Ltd.(a)	98,745	2,525,897
Helios Technologies, Inc.	42,591	3,109,995
Hillman Solutions Corp.(a)	283,126	2,180,070
Kadant, Inc.	4,273	1,278,225
Lindsay Corp.	14,171	1,628,389

The accompanying notes are an integral part of these financial statements.

4

Column Small Cap Select Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — (Continued)
Midera Food Processing, Inc.(a)	19,609	$919,270
Miller Industries, Inc.	15,383	861,756
Mueller Industries, Inc.	86,730	5,412,819
SPX Technologies, Inc.(a)	7,288	1,433,914
Standex International Corp.	5,251	1,521,005
Stratasys Ltd.(a)	441,913	3,424,826
Terex Corp.	49,025	3,113,578
Timken Co.	14,259	1,717,496
Watts Water Technologies, Inc. - Class A	3,207	1,172,960
		55,265,456
Marine Transportation — 0.7%
Kirby Corp.(a)	38,832	5,508,707
Star Bulk Carriers Corp.	283,957	8,765,753
		14,274,460
Media — 0.9%
Criteo SA - ADR(a)	226,727	4,001,732
John Wiley & Sons, Inc. - Class A	44,141	2,312,547
Nexstar Media Group, Inc.	9,619	1,751,908
Sirius XM Holdings, Inc.	297,729	8,387,026
Trade Desk, Inc. - Class A(a)	99,597	1,366,471
		17,819,684
Metals & Mining — 3.4%
Almonty Industries, Inc.(a)	171,392	3,050,778
Capstone Copper Corp.(a)	9,677	112,274
Century Aluminum Co.(a)	460,693	21,085,919
Cleveland-Cliffs, Inc.(a)	326,169	3,767,252
Commercial Metals Co.	1,417	95,605
Constellium SE(a)	1,324	34,993
Hudbay Minerals, Inc.	210,230	6,025,192
IAMGOLD Corp.(a)	143,939	2,943,552
thyssenkrupp AG	1,296,133	21,756,364
Warrior Met Coal, Inc.	53,163	5,754,363
		64,626,292
Multi-Utilities — 0.3%
Black Hills Corp.	866	62,075
Northwestern Energy Group, Inc.	89,347	6,179,238
		6,241,313
Oil, Gas & Consumable Fuels — 2.3%
Antero Resources Corp.(a)	161,273	6,205,785
BKV Corp.(a)	377,547	9,121,536
CNX Resources Corp.(a)	184,730	6,720,477
Devon Energy Corp.	98,431	4,774,888
DHT Holdings, Inc.	1,824	35,750
Matador Resources Co.	53,235	3,088,162
Northern Oil & Gas, Inc.	1,348	35,062
PBF Energy, Inc. - Class A	25,075	1,830,224
Permian Resources Corp.	120,970	2,817,391
Scorpio Tankers, Inc.	75,365	5,943,284
SM Energy Co.	916	34,057

	Shares	Value
Uranium Energy Corp.(a)	147,543	$1,805,926
Viper Energy, Inc. - Class A	47,160	2,112,297
		44,524,839
Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.	161,418	11,381,583
Passenger Airlines — 0.0%(b)
Copa Holdings SA - Class A	467	59,052
Personal Care Products — 0.2%
elf Beauty, Inc.(a)	25,936	2,828,321
Pharmaceuticals — 2.4%
Amneal Pharmaceuticals, Inc.(a)	256,310	4,477,736
Amylyx Pharmaceuticals, Inc.(a)	114,440	3,862,350
Axsome Therapeutics, Inc.(a)	15,947	3,165,798
Definium Therapeutics, Inc.(a)	154,851	6,150,682
Edgewise Therapeutics, Inc.(a)	135,840	5,674,037
Indivior Pharmaceuticals, Inc.(a)	32,802	1,145,774
Innoviva, Inc.(a)	660,021	13,708,636
Ligand Pharmaceuticals, Inc.(a)	5,031	1,429,307
Septerna, Inc.(a)	108,704	4,147,057
Structure Therapeutics, Inc. - ADR(a)	35,744	1,641,007
		45,402,384
Professional Services — 2.2%
Alight, Inc.	23,839	341,138
Andersen Group, Inc.(a)	46,680	2,601,943
Conduent, Inc.(a)	784,593	1,349,500
ExlService Holdings, Inc.(a)	51,838	1,973,991
First Advantage Corp.(a)	73,284	1,540,430
ICF International, Inc.	575	51,233
KBR, Inc.	274,288	10,285,800
Legalzoom.com, Inc.(a)	1,785,164	11,121,572
ManpowerGroup, Inc.	336	21,151
Maximus, Inc.	556	32,120
Planet Labs PBC(a)	57,598	1,143,320
Robert Half, Inc.	88,001	3,989,965
TrueBlue, Inc.(a)	647,729	6,794,677
		41,246,840
Real Estate Management & Development — 0.7%
Colliers International Group, Inc.	19,036	1,916,164
Compass, Inc. - Class A(a)	305,265	3,223,598
Cushman & Wakefield Ltd.(a)	476,695	6,430,616
FirstService Corp.	15,076	2,100,690
		13,671,068
Semiconductors & Semiconductor Equipment — 5.5%
AXT, Inc.(a)	28,788	1,744,841
CEVA, Inc.(a)	74,628	2,018,687
Credo Technology Group Holding Ltd.(a)	9,548	2,159,662

The accompanying notes are an integral part of these financial statements.

5

Column Small Cap Select Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Diodes, Inc.(a)	503	$45,672
indie Semiconductor, Inc. - Class A(a)	439,768	1,633,738
Lattice Semiconductor Corp.(a)	11,039	1,273,238
MACOM Technology Solutions Holdings, Inc.(a)	13,247	3,494,956
MaxLinear, Inc.(a)	32,885	1,970,140
MKS, Inc.	6,678	1,711,171
Onto Innovation, Inc.(a)	46,156	12,333,345
Power Integrations, Inc.	24,531	1,260,403
Rambus, Inc.(a)	128,862	11,171,047
Semtech Corp.(a)	12,906	1,715,982
Silicon Motion Technology Corp. - ADR	119,515	29,501,083
Ultra Clean Holdings, Inc.(a)	346,301	23,489,597
Veeco Instruments, Inc.(a)	240,594	10,658,314
		106,181,876
Software — 7.3%
Adeia, Inc.	223,286	5,633,506
Appfolio, Inc. - Class A(a)	6,632	1,553,281
BlackLine, Inc.(a)	23,144	768,844
CCC Intelligent Solutions Holdings, Inc.(a)	297,195	2,217,075
Cognyte Software Ltd.(a)	374,251	3,315,864
Commvault Systems, Inc.(a)	21,168	2,911,023
Fair Isaac Corp.(a)	443	508,214
Five9, Inc.(a)	124,328	4,296,776
Gitlab, Inc. - Class A(a)	189,015	8,796,758
Hut 8 Corp.(a)	15,995	1,257,847
InterDigital, Inc.	6,764	2,266,143
JFrog Ltd.(a)	63,682	6,372,658
Manhattan Associates, Inc.(a)	12,717	2,838,307
Monday.com Ltd.(a)	31,480	3,183,887
NCR Voyix Corp.(a)	1,861,286	15,597,577
OneSpan, Inc.	103,371	1,707,689
Radware Ltd.(a)	108,608	3,136,599
Rubrik, Inc. - Class A(a)	26,318	2,448,627
SailPoint, Inc.(a)	177,289	3,645,062
ServiceTitan, Inc. - Class A(a)	31,873	3,124,829
SPS Commerce, Inc.(a)	29,337	2,505,380
Tenable Holdings, Inc.(a)	96,695	3,688,914
Teradata Corp.(a)	921,216	26,715,264
Tyler Technologies, Inc.(a)	6,944	2,584,696
UiPath, Inc. - Class A(a)	207,876	3,881,045
Unity Software, Inc.(a)	175,615	7,393,391
Varonis Systems, Inc.(a)	241,015	10,549,226
Xperi, Inc.(a)	166,561	989,372
Zeta Global Holdings Corp. - Class A(a)	184,082	5,701,019
		139,588,873

	Shares	Value
Specialty Retail — 2.1%
Academy Sports & Outdoors, Inc.	1,165	$50,048
Advance Auto Parts, Inc.	757	31,930
Bath & Body Works, Inc.	173,455	3,339,009
Caleres, Inc.	78,625	957,653
Chewy, Inc. - Class A(a)	215,055	5,118,309
Lithia Motors, Inc.	9,974	3,663,650
National Vision Holdings, Inc.(a)	585,749	10,004,593
Valvoline, Inc.(a)	160,804	5,155,376
Victoria’s Secret & Co.(a)	43,605	3,724,303
Warby Parker, Inc. - Class A(a)	236,370	5,814,702
Winmark Corp.	4,236	1,409,402
		39,268,975
Technology Hardware, Storage & Peripherals — 0.0%(b)
Quantum Corp.(a)	20,445	497,427
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc.(a)	15,595	1,877,326
Figs, Inc. - Class A(a)	196,734	3,017,900
Levi Strauss & Co. - Class A	819	17,003
Steven Madden Ltd.	68,568	2,960,766
Under Armour, Inc. - Class C(a)	240,951	1,187,888
		9,060,883
Trading Companies & Distributors — 2.4%
AerCap Holdings NV	61,135	8,922,042
Core & Main, Inc. - Class A(a)	33,559	1,441,695
Custom Truck One Source, Inc.(a)	561,142	5,168,118
DXP Enterprises, Inc.(a)	7,290	1,368,552
GATX Corp.	48,370	8,461,364
Herc Holdings, Inc.	58,976	8,984,404
McGrath RentCorp	165	18,553
Rush Enterprises, Inc. - Class A	51,365	3,946,373
SiteOne Landscape Supply, Inc.(a)	11,842	1,166,792
Transcat, Inc.(a)	11,142	963,671
Xometry, Inc. - Class A(a)	56,041	5,194,440
		45,636,004
Water Utilities — 0.2%
American States Water Co.	31,561	2,818,082
Middlesex Water Co.	25,951	1,505,158
		4,323,240
TOTAL COMMON STOCKS (Cost $1,569,116,649)		1,857,043,403

The accompanying notes are an integral part of these financial statements.

6

Column Small Cap Select Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Diversified REITs — 0.2%
Broadstone Net Lease, Inc.	3,973	$82,877
Essential Properties Realty Trust, Inc.	134,880	4,046,400
		4,129,277
Health Care REITs — 0.2%
LTC Properties, Inc.	88,420	3,565,094
Industrial REITs — 0.0%(b)
Terreno Realty Corp.	8,494	562,388
Mortgage REITs — 0.3%
AGNC Investment Corp.	534,735	5,737,706
Retail REITs — 0.2%
Brixmor Property Group, Inc.	3,340	96,493
NNN REIT, Inc.	80,615	3,643,798
		3,740,291
Specialized REITs — 0.2%
Smartstop Self Storage REIT, Inc.	128,810	4,182,461
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,921,804)		21,917,217

	Contracts
RIGHTS — 0.0%(b)
Capital Markets — 0.0%(b)
Investindustrial Advisor-CVR, Expires 02/10/2027(a)(c)	75,481	132,092
TOTAL RIGHTS (Cost $0)		132,092

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.5%
First American Government Obligations Fund - Class X, 3.59%(d)	28,727,680	28,727,680
TOTAL MONEY MARKET FUNDS (Cost $28,727,680)		28,727,680
TOTAL INVESTMENTS — 99.5% (Cost $1,620,766,133)		$1,907,820,392
Other Assets in Excess of Liabilities — 0.5%		9,023,497
TOTAL NET ASSETS — 100.0%		$1,916,843,889

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $132,092 or 0.0% of net assets as of August 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

	Shares	Value
COMMON STOCKS — 96.7%
Aerospace & Defense — 2.2%
AAR Corp.(a)	7,884	$1,019,322
AerSale Corp.(a)	2,301	12,633
Applied Aerospace & Defense, Inc.(a)	23,751	313,513
Astronics Corp.(a)	11,539	850,078
Astronics Corp. - Class B(a)	100	7,288
Babcock International Group PLC	77,927	1,113,958
Chemring Group PLC	86,697	640,356
Hexcel Corp.	24,578	2,277,643
Karman Holdings, Inc.(a)	15,978	662,288
Melrose Industries PLC	190,385	1,324,270
Mercury Systems, Inc.(a)	7,404	646,591
Moog, Inc. - Class A	3,235	1,201,803
QinetiQ Group PLC	218,825	1,501,999
SIFCO Industries, Inc.(a)	427	10,009
VSE Corp.	1,093	228,087
		11,809,838
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.(a)	15,516	740,579
Automobile Components — 1.0%
Dana, Inc.	13,791	413,454
Fox Factory Holding Corp.(a)	12,883	263,200
Garrett Motion, Inc.	50,945	1,372,968
Gentex Corp.	16,277	364,116
Gentherm, Inc.(a)	2,753	108,165
Goodyear Tire & Rubber Co.(a)	35,667	223,632
Lear Corp.	9,449	1,181,030
Modine Manufacturing Co.(a)	3,035	541,535
Motorcar Parts of America, Inc.(a)	1,574	18,290
Phinia, Inc.	4,020	275,129
Stoneridge, Inc.(a)	2,330	16,124
Strattec Security Corp.(a)	159	11,152
Visteon Corp.	7,890	803,360
		5,592,155
Automobiles — 0.1%
Harley-Davidson, Inc.	12,570	346,932
Banks — 10.8%
1st Source Corp.	1,082	92,652
ACNB Corp.	386	25,086
Amalgamated Financial Corp.	1,815	87,247
Amerant Bancorp, Inc.	15,029	431,483
Ameris Bancorp	13,220	1,113,785
Arrow Financial Corp.	1,187	44,797
Associated Banc-Corp.	8,440	258,348
Atlantic Union Bankshares Corp.	34,434	1,388,723
Axos Financial, Inc.(a)	4,552	440,588
Banc of California, Inc.	38,181	710,930
BancFirst Corp.	25	2,731
Bancorp, Inc.(a)	14,737	957,905
Bank of Hawaii Corp.	2,953	224,221

	Shares	Value
Bank of NT Butterfield & Son Ltd.	3,894	$229,279
Bank OZK	8,054	395,290
BankUnited, Inc.	5,758	262,565
Bankwell Financial Group, Inc.	473	31,095
Banner Corp.	2,340	164,128
Bar Harbor Bankshares	953	37,386
BayCom Corp.	438	13,066
Bridgewater Bancshares, Inc.(a)	765	16,119
Burke & Herbert Financial Services Corp.	1,255	89,494
Business First Bancshares, Inc.	1,960	60,799
Byline Bancorp, Inc.	2,079	78,836
C&F Financial Corp.	123	11,194
California BanCorp	1,011	21,514
Camden National Corp.	16,307	921,019
Capital Bancorp, Inc.	382	13,806
Capital City Bank Group, Inc.	856	43,211
Capitol Federal Financial, Inc.	31,041	267,263
Carter Bankshares, Inc.	1,424	44,486
Cathay General Bancorp	4,726	289,278
Central Pacific Financial Corp.	1,922	71,537
ChoiceOne Financial Services, Inc.	17	565
Citizens Financial Services, Inc.	4	321
City Holding Co.	20	2,859
CNB Financial Corp.	1,815	61,383
Colony Bankcorp, Inc.	628	13,282
Columbia Banking System, Inc.	75,241	2,230,143
Columbia Financial, Inc.	47,908	556,690
Commercial Bancgroup, Inc.	71	2,398
Community Financial System, Inc.	6,053	379,826
Community Trust Bancorp, Inc.	1,100	83,743
Community West Bancshares	703	18,229
ConnectOne Bancorp, Inc.	2,936	92,308
Cullen/Frost Bankers, Inc.	7,295	1,173,547
Customers Bancorp, Inc.(a)	2,735	213,822
Dime Community Bancshares, Inc.	2,889	116,716
Enterprise Financial Services Corp.	26,378	1,667,881
Esquire Financial Holdings, Inc.	481	53,737
Fidelity D&D Bancorp, Inc.	193	10,339
Financial Institutions, Inc.	1,568	63,535
First Bancorp	16,177	1,026,107
First BanCorp	42,574	1,186,963
First Bank	1,610	28,658
First Busey Corp.	5,624	169,282
First Business Financial Services, Inc.	559	39,057
First Commonwealth Financial Corp.	39,876	825,433
First Financial Bancorp	25,515	832,554
First Financial Bankshares, Inc.	9,878	328,246
First Financial Corp.	764	59,806
First Interstate BancSystem, Inc. - Class A	5,680	209,081
First Merchants Corp.	1,718	71,245

The accompanying notes are an integral part of these financial statements.

8

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
First Mid Bancshares, Inc.	1,408	$70,062
Firstsun Capital Bancorp(a)	448	17,924
Five Star Bancorp	1,211	55,488
Flagstar Bank NA	50,284	669,280
FS Bancorp, Inc.	253	10,702
Fulton Financial Corp.	15,073	353,613
German American Bancorp, Inc.	20,189	995,721
Glacier Bancorp, Inc.	27,902	1,292,142
Great Southern Bancorp, Inc.	702	54,946
Hancock Whitney Corp.	5,467	407,237
Hanmi Financial Corp.	2,235	69,285
HBT Financial, Inc.	13	461
Hingham Institution for Savings	126	36,322
Home Bancorp, Inc.	512	35,067
HomeTrust Bancshares, Inc.	999	46,394
Hope Bancorp, Inc.	7,690	106,045
Huntington Bancshares, Inc.	60,646	1,011,879
Independent Bank Corp.	1,675	61,121
International Bancshares Corp.	4,443	311,721
Investar Holding Corp.	160	4,821
Kearny Financial Corp.	76	750
Lakeland Financial Corp.	4,908	290,014
Live Oak Bancshares, Inc.	73	2,875
Mechanics Bancorp - Class A	24	378
Mercantile Bank Corp.	1,209	72,250
Meridian Corp.	172	3,314
Metrocity Bankshares, Inc.	1,332	46,380
Metropolitan Bank Holding Corp.	933	84,698
Mid Penn Bancorp, Inc.	976	35,536
Midland States Bancorp, Inc.	1,681	55,120
National Bank Holdings Corp. - Class A	26,621	1,099,181
National Bankshares, Inc.	209	8,611
NB Bancorp, Inc.	922	20,588
Northeast Bank	589	74,302
Northpointe Bancshares, Inc.	2,093	35,560
Northrim BanCorp, Inc.	1,712	43,776
OFG Bancorp	3,977	207,003
Old National Bancorp	27,255	697,183
Old Second Bancorp, Inc.	3,680	92,294
Orange County Bancorp, Inc.	467	17,723
Origin Bancorp, Inc.	1,997	106,101
Orrstown Financial Services, Inc.	1,540	64,218
Parke Bancorp, Inc.	754	25,448
Pathward Financial, Inc.	1,834	149,398
Peapack-Gladstone Financial Corp.	1,094	48,836
Peoples Bancorp, Inc.	6,149	242,086
Peoples Financial Services Corp.	719	49,374
Plumas Bancorp	381	23,329
Popular, Inc.	5,175	870,383
Preferred Bank	1,174	120,253
Prosperity Bancshares, Inc.	13,635	975,721

	Shares	Value
Provident Financial Services, Inc.	10,399	$243,337
QCR Holdings, Inc.	1,174	116,778
RBB Bancorp	1,252	32,489
Red River Bancshares, Inc.	203	20,308
Republic Bancorp, Inc. - Class A	734	68,636
S&T Bancorp, Inc.	2,499	123,651
Seacoast Banking Corp. of Florida	26,131	887,278
ServisFirst Bancshares, Inc.	124,246	5,347,548
Shore Bancshares, Inc.	2,487	57,102
Sierra Bancorp	952	37,718
SmartFinancial, Inc.	996	50,348
South Plains Financial, Inc.	1,102	48,047
Southern First Bancshares, Inc.(a)	504	30,920
Southern Missouri Bancorp, Inc.	616	45,331
Southside Bancshares, Inc.	31	978
SouthState Bank Corp.	33,978	3,563,952
Stock Yards Bancorp, Inc.	3,657	289,671
Texas Capital Bancshares, Inc.	11,716	1,138,561
Third Coast Bancshares, Inc.(a)	838	37,375
Timberland Bancorp, Inc.	279	12,720
Tompkins Financial Corp.	1,130	109,746
Towne Bank	4,813	178,274
TriCo Bancshares	17,084	911,944
Triumph Financial, Inc.(a)	67,449	4,805,741
TrustCo Bank Corp. NY	1,255	71,184
Trustmark Corp.	4,184	192,129
UMB Financial Corp.	8,322	1,178,645
United Bankshares, Inc.	16,535	779,295
United Community Banks, Inc.	30,424	1,059,972
Unity Bancorp, Inc.	644	37,371
Univest Financial Corp.	1,879	78,016
Valley National Bancorp	28,736	391,959
Virginia National Bankshares Corp.	59	2,732
WaFd, Inc.	5,736	205,119
Washington Trust Bancorp, Inc.	8,968	350,918
WesBanco, Inc.	40,642	1,626,086
West BanCorp, Inc.	973	27,487
Westamerica BanCorp	2,142	124,343
Wintrust Financial Corp.	5,050	759,318
WSFS Financial Corp.	31,861	2,467,634
		59,041,192
Beverages — 0.4%
Boston Beer Co., Inc. - Class A(a)	2,000	355,620
Coca-Cola Consolidated, Inc.	9,065	1,772,842
MGP Ingredients, Inc.	1,809	30,048
		2,158,510
Biotechnology — 3.1%
Alkermes PLC(a)	14,954	702,688
Arcutis Biotherapeutics, Inc.(a)	22,263	533,644
Arrowhead Pharmaceuticals, Inc.(a)	3,730	307,315
Bridgebio Pharma, Inc.(a)	6,579	503,886
Celcuity, Inc.(a)	5,096	453,850
Celldex Therapeutics, Inc.(a)	11,768	466,366

The accompanying notes are an integral part of these financial statements.

9

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Biotechnology — (Continued)
CG Oncology, Inc.(a)	8,317	$625,106
Cogent Biosciences, Inc.(a)	16,555	579,425
Cytokinetics, Inc.(a)	19,582	1,388,560
Emergent BioSolutions, Inc.(a)	8,944	54,558
Evommune, Inc.(a)	8,698	110,117
Genus PLC	5,934	188,075
Halozyme Therapeutics, Inc.(a)	10,289	1,095,675
Ionis Pharmaceuticals, Inc.(a)	4,974	300,231
Jade Biosciences, Inc.(a)	27,050	577,788
Madrigal Pharmaceuticals, Inc.(a)	997	538,410
MiMedx Group, Inc.(a)	5,859	26,600
Mineralys Therapeutics, Inc.(a)	11,818	303,368
NewAmsterdam Pharma Co. NV(a)	7,799	197,627
Praxis Precision Medicines, Inc.(a)	2,711	949,663
Protagonist Therapeutics, Inc.(a)	6,831	1,009,280
PTC Therapeutics, Inc.(a)	27,979	1,945,660
Puma Biotechnology, Inc.(a)	5,047	45,978
Q32 Bio, Inc.(a)	1,976	29,383
Rigel Pharmaceuticals, Inc.(a)	2,360	108,985
Scholar Rock Holding Corp.(a)	11,181	635,081
Tango Therapeutics, Inc.(a)	11,610	265,172
Twist Bioscience Corp.(a)	4,796	666,644
UroGen Pharma Ltd.(a)	14,607	629,416
Vaxcyte, Inc.(a)	8,507	516,715
Vera Therapeutics, Inc.(a)	9,954	339,232
Viking Therapeutics, Inc.(a)	3,752	122,990
Xenon Pharmaceuticals, Inc.(a)	10,061	605,873
		16,823,361
Broadline Retail — 0.8%
Kohl’s Corp.	14,506	258,497
Macy’s, Inc.	30,029	659,437
Ollie’s Bargain Outlet Holdings, Inc.(a)	46,567	3,512,083
		4,430,017
Building Products — 1.8%
AAON, Inc.	38,707	2,940,571
Apogee Enterprises, Inc.	2,374	92,728
Armstrong World Industries, Inc.	1,346	232,293
Carlisle Cos., Inc.	4,400	1,524,952
CSW Industrials, Inc.	593	183,207
Fortune Brands Innovations, Inc.	31,380	1,391,075
Hayward Holdings, Inc.(a)	72,909	1,024,371
Masterbrand, Inc.(a)	25,276	208,527
Quanex Building Products Corp.	7,203	138,442
Resideo Technologies, Inc.(a)	46,407	898,440
Simpson Manufacturing Co., Inc.	825	150,653
Tecnoglass Holdings, Inc.	1,846	73,286
Trex Co., Inc.(a)	22,746	1,036,763
UFP Industries, Inc.	1,207	102,016
		9,997,324

	Shares	Value
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc. - Class A	37,320	$1,588,712
BGC Group, Inc. - Class A	126,020	1,513,500
Etoro Group Ltd. - Class A(a)	10,729	343,114
Hamilton Lane, Inc. - Class A	5,588	608,086
Houlihan Lokey, Inc.	11,822	1,575,754
Lazard, Inc.	9,321	402,947
Lincoln International, Inc.(a)	7,200	181,728
Miami International Holdings, Inc.(a)	20,406	874,805
Oppenheimer Holdings, Inc. - Class A	879	104,417
Piper Sandler Cos.	8,120	609,487
SEI Investments Co.	2,008	222,848
StoneX Group, Inc.(a)	8,820	603,994
Victory Capital Holdings, Inc. - Class A	2,428	286,528
Virtus Investment Partners, Inc.	616	101,948
		9,017,868
Chemicals — 2.6%
AdvanSix, Inc.	3,522	59,205
Ashland, Inc.	25,806	1,892,354
Aspen Aerogels, Inc.(a)	8,042	39,647
Avient Corp.	19,112	842,075
Cabot Corp.	6,364	526,366
Celanese Corp.	24,076	1,094,976
Chemours Co.	8,602	133,847
Ecovyst, Inc.(a)	10,744	109,267
Element Solutions, Inc.	41,684	1,481,449
Elementis PLC	436,669	1,035,275
FMC Corp.	9,124	105,200
HB Fuller Co.	14,761	811,117
Huntsman Corp.	22,497	215,521
Ingevity Corp.(a)	10,425	722,348
Intrepid Potash, Inc.(a)	1,367	52,862
Koppers Holdings, Inc.	2,301	105,547
LSB Industries, Inc.(a)	8,773	93,608
Mativ Holdings, Inc.	7,668	91,173
NewMarket Corp.	503	451,543
Orion SA	9,814	61,239
Perimeter Solutions, Inc.(a)	5,853	178,517
Scotts Miracle-Gro Co.	16,950	1,013,610
Sensient Technologies Corp.	21,973	2,965,037
Stepan Co.	2,689	168,358
Tronox Holdings PLC	9,105	48,165
		14,298,306
Commercial Services & Supplies — 1.5%
ACCO Brands Corp.	109	467
Brady Corp. - Class A	7,514	681,144
BrightView Holdings, Inc.(a)	53,822	597,962
Casella Waste Systems, Inc. - Class A(a)	3,004	277,119

The accompanying notes are an integral part of these financial statements.

10

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Commercial Services & Supplies — (Continued)
Civeo Corp.(a)	1,403	$46,902
Clean Harbors, Inc.(a)	7,490	2,361,223
Enviri Corp.(a)	20,654	460,171
Healthcare Services Group, Inc.(a)	7,894	173,589
HNI Corp.	8,943	433,109
Interface, Inc.	7,638	289,633
MSA Safety, Inc.	7,571	1,414,036
OPENLANE, Inc.(a)	35,537	1,265,117
		8,000,472
Communications Equipment — 0.8%
BK Technologies Corp.(a)	75	5,428
Ciena Corp.(a)	1,255	480,414
Extreme Networks, Inc.(a)	20,046	450,835
Gilat Satellite Networks Ltd.(a)	28,625	283,387
Harmonic, Inc.(a)	11,198	134,152
Ribbon Communications, Inc.(a)	131,749	262,181
Viasat, Inc.(a)	41,604	2,798,701
Vistance Networks, Inc.	28,701	181,103
		4,596,201
Construction & Engineering — 1.6%
Ameresco, Inc. - Class A(a)	4,567	101,022
Argan, Inc.	2,058	874,629
Centuri Holdings, Inc.(a)	17,282	352,726
Construction Partners, Inc. - Class A(a)	8,805	935,091
Fluor Corp.(a)	21,467	1,170,166
Granite Construction, Inc.	5,927	714,559
Matrix Service Co.(a)	2,673	28,895
MYR Group, Inc.(a)	897	261,404
NWPX Infrastructure, Inc.(a)	818	89,915
Primoris Services Corp.	10,566	761,914
Tutor Perini Corp.	9,892	875,640
Valmont Industries, Inc.	5,158	2,422,506
WillScot Holdings Corp.	3,367	69,697
		8,658,164
Construction Materials — 0.3%
Eagle Materials, Inc.	4,928	957,313
Knife River Corp.(a)	2,877	180,388
Titan America SA	22,456	335,044
		1,472,745
Consumer Finance — 1.7%
Atlanticus Holdings Corp.(a)	397	35,917
Bread Financial Holdings, Inc.	11,833	1,236,193
Credit Acceptance Corp.(a)	380	227,901
Dave, Inc.(a)	2,246	807,482
Encore Capital Group, Inc.(a)	1,857	180,148
Enova International, Inc.(a)	2,996	679,253
Figure Technology Solutions, Inc. - Class A(a)	86,656	3,179,409
FirstCash Holdings, Inc.	8,496	1,822,137
Green Dot Corp. - Class A(a)	6,314	83,913

	Shares	Value
Jefferson Capital, Inc.	452	$9,406
LendingClub Corp.(a)	9,069	159,433
Medallion Financial Corp.	799	9,444
Navient Corp.	5,925	56,347
Nelnet, Inc. - Class A	1,321	165,482
OneMain Holdings, Inc.	6,282	392,374
Oportun Financial Corp.(a)	2,293	16,853
PRA Group, Inc.(a)	1,946	36,624
Regional Management Corp.	372	11,937
SLM Corp.	13,342	346,492
World Acceptance Corp.(a)	309	56,797
		9,513,542
Consumer Staples Distribution & Retail — 1.6%
BBB Foods, Inc. - Class A(a)	74,057	3,596,948
Grocery Outlet Holding Corp.(a)	567	6,776
Ingles Markets, Inc. - Class A	1,862	152,312
Natural Grocers by Vitamin Cottage, Inc.	1,745	47,761
PriceSmart, Inc.	12,698	2,158,787
Sprouts Farmers Market, Inc.(a)	16,209	1,329,786
United Natural Foods, Inc.(a)	9,418	413,073
Village Super Market, Inc. - Class A	945	40,900
Weis Markets, Inc.	1,584	112,543
Yesway, Inc. - Class A(a)	26,724	665,695
		8,524,581
Containers & Packaging — 0.4%
AptarGroup, Inc.	3,212	422,764
Avery Dennison Corp.	5,217	908,332
Graphic Packaging Holding Co.	12,576	140,851
Greif, Inc. - Class A	2,148	177,747
Greif, Inc. - Class B	242	25,565
Myers Industries, Inc.	2,266	72,716
TriMas Corp.	4,358	169,003
		1,916,978
Distributors — 0.9%
GigaCloud Technology, Inc. - Class A(a)	89,793	4,357,654
Gold.com, Inc.	1,990	89,490
Pool Corp.	1,892	352,896
		4,800,040
Diversified Consumer Services — 0.5%
ADT, Inc.	118,874	878,479
Adtalem Global Education, Inc.(a)	3,065	405,592
American Public Education, Inc.(a)	2,009	91,711
Bright Horizons Family Solutions, Inc.(a)	11,177	829,110
Lincoln Educational Services Corp.(a)	3,333	83,858
Perdoceo Education Corp.	6,934	230,486
Universal Technical Institute, Inc.(a)	4,585	96,881
		2,616,117

The accompanying notes are an integral part of these financial statements.

11

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	1,389	$41,906
GCI Liberty, Inc. - Class A(a)	198	5,287
GCI Liberty, Inc. - Class C(a)	4,313	112,267
Iridium Communications, Inc.	10,904	512,270
Liberty Global Ltd. - Class A(a)	14,049	151,027
Liberty Global Ltd. - Class C(a)	12,601	132,185
Lumen Technologies, Inc.(a)	161,600	1,010,000
Shenandoah Telecommunications Co.	5,679	70,249
		2,035,191
Electric Utilities — 0.4%
IDACORP, Inc.	5,381	732,677
Portland General Electric Co.	29,889	1,460,376
		2,193,053
Electrical Equipment — 1.1%
Atkore, Inc.	4,132	387,127
Babcock & Wilcox Enterprises, Inc.(a)	28,507	214,943
Bloom Energy Corp. - Class A(a)	1,645	339,364
EnerSys	3,635	668,331
Espey Mfg. & Electronics Corp.	72	4,508
Forgent Power Solutions, Inc. - Class A(a)	12,934	395,004
Regal Rexnord Corp.	12,892	2,042,737
Rosebank Industries PLC(a)	420,717	1,990,698
Sensata Technologies Holding PLC	4,197	172,203
Sunrun, Inc.(a)	945	8,099
		6,223,014
Electronic Equipment, Instruments & Components — 3.8%
908 Devices, Inc.(a)	3,672	39,180
ADI Global Distribution, Inc.(a)	22,826	499,205
Advanced Energy Industries, Inc.	4,588	1,270,234
Avnet, Inc.	4,009	359,046
Badger Meter, Inc.	1,051	142,379
Benchmark Electronics, Inc.	8,844	621,556
Cognex Corp.	11,743	715,853
Coherent Corp.(a)	1,798	499,538
Crane NXT Co.	6,661	325,723
Daktronics, Inc.(a)	5,006	97,767
Ingram Micro Holding Corp.	4,515	127,188
Innoviz Technologies Ltd.(a)	113,432	39,191
Insight Enterprises, Inc.(a)	9,125	1,432,808
IPG Photonics Corp.(a)	8,806	669,961
Itron, Inc.(a)	10,195	989,017
Kimball Electronics, Inc.(a)	2,887	68,191
Knowles Corp.(a)	6,980	238,576
Littelfuse, Inc.	5,948	2,451,647
Methode Electronics, Inc.	3,820	69,639
Mirion Technologies, Inc.(a)	44,343	668,249

	Shares	Value
nLight, Inc.(a)	8,298	$350,756
Novanta, Inc.(a)	6,893	1,007,894
OSI Systems, Inc.(a)	5,440	1,131,030
Oxford Instruments PLC	12,905	495,069
PC Connection, Inc.	586	46,804
Plexus Corp.(a)	4,783	1,145,385
Ralliant Corp.	12,480	770,390
Rogers Corp.(a)	7,000	878,990
Sanmina Corp.(a)	9,040	1,778,349
ScanSource, Inc.(a)	1,610	91,915
Teledyne Technologies, Inc.(a)	1,053	645,436
Vishay Intertechnology, Inc.	4,655	141,652
Vontier Corp.	33,917	1,092,467
		20,901,085
Energy Equipment & Services — 3.6%
Archrock, Inc.	24,056	758,245
Bristow Group, Inc.	2,610	118,468
Enerflex Ltd.	14,000	285,465
Expro Ltd.(a)	88,928	1,611,375
Forum Energy Technologies, Inc.(a)	1,220	100,003
Helix Energy Solutions Group, Inc.(a)	16,121	166,046
Helmerich & Payne, Inc.	5,989	261,001
Hunting PLC	150,662	834,361
Innovex International, Inc.(a)	7,593	232,877
Kodiak Gas Services, Inc.	6,517	383,004
Liberty Energy, Inc.	85,752	1,690,172
Nabors Industries Ltd.(a)	597	55,903
Natural Gas Services Group, Inc.	1,559	54,877
Noble Corp. PLC	28,751	1,317,658
NOV, Inc.	31,785	676,703
Oceaneering International, Inc.(a)	35,920	1,859,219
Oil States International, Inc.(a)	5,223	46,067
Patterson-UTI Energy, Inc.	102,219	1,292,048
ProFrac Holding Corp. - Class A(a)	1,639	8,359
ProPetro Holding Corp.(a)	8,962	101,808
Ranger Energy Services, Inc. - Class A	1,823	30,444
RPC, Inc.	8,970	58,574
Seadrill Ltd.(a)	3,443	167,743
Select Water Solutions, Inc.	112,709	2,197,826
TechnipFMC PLC	10,777	842,223
TETRA Technologies, Inc.(a)	204,090	1,408,221
Tidewater, Inc.(a)	9,139	851,024
Transocean Ltd.(a)	67,758	393,674
Valaris Ltd.(a)	5,416	467,780
Weatherford International PLC	15,729	1,537,824
		19,808,992
Entertainment — 0.3%
Lionsgate Studios Corp.(a)	57,245	648,586
Madison Square Garden Sports Corp.(a)	1,413	543,623

The accompanying notes are an integral part of these financial statements.

12

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Entertainment — (Continued)
Marcus Corp.	2,678	$76,136
Starz Entertainment Corp.(a)	3,764	99,652
		1,367,997
Financial Services — 0.9%
Chime Financial, Inc. - Class A(a)	34,492	1,142,030
Enact Holdings, Inc.	1,864	89,845
Essent Group Ltd.	4,852	327,801
Euronet Worldwide, Inc.(a)	2	139
Federal Agricultural Mortgage Corp. - Class C	769	169,103
Finance Of America Cos., Inc.(a)	560	9,940
Jack Henry & Associates, Inc.	2,473	415,241
Jackson Financial, Inc. - Class A	4,704	627,655
Klarna Group PLC(a)	10,767	158,167
Merchants Bancorp	1,503	79,118
MGIC Investment Corp.	16,703	511,947
NMI Holdings, Inc. - Class A(a)	6,481	287,432
Onity Group, Inc.(a)	318	10,888
Paymentus Holdings, Inc. - Class A(a)	7,954	283,162
PennyMac Financial Services, Inc.	2,000	146,220
Radian Group, Inc.	10,081	361,505
Velocity Financial, Inc.(a)	968	17,376
Voya Financial, Inc.	3,296	333,951
		4,971,520
Food Products — 0.6%
Cal-Maine Foods, Inc.	5,237	413,304
Freshpet, Inc.(a)	4,818	336,585
Glanbia PLC	4,101	105,483
Greencore Group PLC	57,965	209,852
Hain Celestial Group, Inc.(a)	23,359	17,412
Ingredion, Inc.	4,399	455,120
J & J Snack Foods Corp.	837	73,807
John B Sanfilippo & Son, Inc.	1,060	78,111
Magnum Ice Cream Co. NV(a)	34,192	698,201
Mission Produce, Inc.(a)	4,261	54,200
Post Holdings, Inc.(a)	4,649	387,541
Premium Brands Holdings Corp.	5,690	325,688
Seaboard Corp.	27	105,577
Seneca Foods Corp. - Class A(a)	816	161,805
		3,422,686
Gas Utilities — 1.3%
Atmos Energy Corp.	4,575	760,045
Chesapeake Utilities Corp.	2,331	311,282
National Fuel Gas Co.	774	64,288
New Jersey Resources Corp.	15,181	809,755
Northwest Natural Holding Co.	26,635	1,306,979
Spire, Inc.	35,344	2,892,553
UGI Corp.	18,578	714,324
		6,859,226

	Shares	Value
Ground Transportation — 0.9%
ArcBest Corp.	3,010	$415,289
Covenant Logistics Group, Inc.	1,995	70,523
Heartland Express, Inc.	47,920	592,291
Knight-Swift Transportation Holdings, Inc.	6,270	429,558
Lyft, Inc. - Class A(a)	25,702	434,364
Marten Transport Ltd.	6,516	93,961
RXO, Inc.(a)	53,019	1,126,654
Ryder System, Inc.	2,426	593,060
Saia, Inc.(a)	1,804	640,654
Schneider National, Inc. - Class B	4,080	140,801
Werner Enterprises, Inc.	6,955	272,497
		4,809,652
Health Care Equipment & Supplies — 2.7%
Accuray, Inc.(a)	56,942	14,976
Acme United Corp.	469	29,228
Alphatec Holdings, Inc.(a)	72,585	680,121
AtriCure, Inc.(a)	8,726	421,902
Bioventus, Inc. - Class A(a)	5,414	73,901
CONMED Corp.	2,935	146,310
CytoSorbents Corp.(a)	1,828	623
DENTSPLY SIRONA, Inc.	33,121	369,962
Enovis Corp.(a)	4,874	119,852
Envista Holdings Corp.(a)	51,870	1,407,752
Glaukos Corp.(a)	7,610	1,366,452
Haemonetics Corp.(a)	18,282	1,884,326
Insulet Corp.(a)	8,235	1,224,215
Integra LifeSciences Holdings Corp.(a)	21,332	360,937
iRadimed Corp.	16,159	1,395,814
Kewaunee Scientific Corp.(a)	48	1,808
Lantheus Holdings, Inc.(a)	7,881	795,666
LivaNova PLC(a)	5,484	437,678
Merit Medical Systems, Inc.(a)	2,799	253,757
Neogen Corp.(a)	56,622	654,550
Omnicell, Inc.(a)	9,926	348,998
OraSure Technologies, Inc.(a)	36,242	130,109
QuidelOrtho Corp.(a)	39,272	566,695
SI-BONE, Inc.(a)	29,502	561,128
Teleflex, Inc.	4,017	570,615
UFP Technologies, Inc.(a)	952	283,648
Varex Imaging Corp.(a)	22,179	410,090
		14,511,113
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(a)	68,861	1,897,809
Aveanna Healthcare Holdings, Inc.(a)	52,743	707,811
Concentra Group Holdings Parent, Inc.	4,599	155,170
Encompass Health Corp.	7,829	941,124
Ensign Group, Inc.	4,455	767,418
Guardant Health, Inc.(a)	2,336	371,471

The accompanying notes are an integral part of these financial statements.

13

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — (Continued)
HealthEquity, Inc.(a)	8,528	$823,293
InfuSystem Holdings, Inc.(a)	1,696	20,606
National HealthCare Corp.	753	163,047
National Research Corp.	85,175	1,783,565
Nutex Health, Inc.(a)	606	114,389
Omada Health, Inc.(a)	41,087	1,008,686
Option Care Health, Inc.(a)	16,501	386,948
PACS Group, Inc.(a)	19,165	810,871
Progyny, Inc.(a)	8,884	227,342
RadNet, Inc.(a)	14,696	1,114,251
US Physical Therapy, Inc.	38,986	3,030,772
		14,324,573
Health Care Technology — 0.2%
CareCloud, Inc.(a)	4,441	10,436
Certara, Inc.(a)	103,872	861,099
Teladoc Health, Inc.(a)	15,519	98,391
		969,926
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc.(a)	5,974	69,537
BJ’s Restaurants, Inc.(a)	2,621	166,669
Bloomin’ Brands, Inc.	5,644	58,133
Boyd Gaming Corp.	7,104	551,199
Brightstar Lottery PLC	76,911	866,787
Brinker International, Inc.(a)	1,213	277,171
Cheesecake Factory, Inc.	4,697	514,275
Cracker Barrel Old Country Store, Inc.	2,638	145,723
Hilton Grand Vacations, Inc.(a)	2,781	117,942
Life Time Group Holdings, Inc.(a)	57,522	2,417,075
MGM Resorts International(a)	34,045	1,408,101
Monarch Casino & Resort, Inc.	1,392	167,666
Norwegian Cruise Line Holdings Ltd.(a)	61,740	996,484
Pursuit Attractions and Hospitality, Inc.(a)	11,112	533,376
RCI Hospitality Holdings, Inc.	737	21,469
Red Rock Resorts, Inc. - Class A	5,365	301,299
Super Group SGHC Ltd.	17,480	236,679
Target Hospitality Corp.(a)	4,709	87,211
Texas Roadhouse, Inc.	1,557	304,549
United Parks & Resorts, Inc.(a)	3,588	143,556
Wyndham Hotels & Resorts, Inc.	3,746	275,930
		9,660,831
Household Durables — 1.8%
Century Communities, Inc.	7,025	474,539
Cricut, Inc. - Class A	4,528	26,715
Dream Finders Homes, Inc. - Class A(a)	149,535	2,100,967
Ethan Allen Interiors, Inc.	2,619	61,939
Flexsteel Industries, Inc.	395	31,418
Hovnanian Enterprises, Inc. - Class A(a)	411	51,018

	Shares	Value
Installed Building Products, Inc.	12,130	$2,945,528
KB Home	1,341	71,475
La-Z-Boy, Inc.	22,234	703,484
M/I Homes, Inc.(a)	3,814	567,561
Meritage Homes Corp.	12,066	837,742
Mohawk Industries, Inc.(a)	4,758	610,214
Smith Douglas Homes Corp.(a)	53,783	649,699
Somnigroup International, Inc.	8,423	545,389
Whirlpool Corp.	6,294	257,047
		9,934,735
Household Products — 0.2%
Central Garden & Pet Co.(a)	1,067	45,860
Central Garden & Pet Co. - Class A(a)	5,850	217,678
Oil-Dri Corp. of America	1,086	97,718
Spectrum Brands Holdings, Inc.	3,293	284,219
WD-40 Co.	1,366	292,529
		938,004
Independent Power and Renewable Electricity Producers — 0.7%
Fervo Energy Co. - Class A(a)	14,633	225,055
Hallador Energy Co.(a)	3,660	60,683
Montauk Renewables, Inc.(a)	4,298	7,393
Ormat Technologies, Inc.	16,773	1,710,846
Talen Energy Corp.(a)	1,821	538,579
TransAlta Corp.	73,478	889,084
Vistra Corp.	2,615	359,222
XPLR Infrastructure LP(a)	9,897	118,764
		3,909,626
Insurance — 5.7%
American Coastal Insurance Corp.	778	7,368
American Integrity Insurance Group, Inc.	237	6,162
Assured Guaranty Ltd.	2,963	221,336
Axis Capital Holdings Ltd.	3,669	362,424
Bowhead Specialty Holdings, Inc.(a)	10,596	355,178
Brighthouse Financial, Inc.(a)	5,498	291,504
CNO Financial Group, Inc.	60,424	3,310,631
Crawford & Co. - Class A	1,199	15,731
Crawford & Co. - Class B	501	5,992
Donegal Group, Inc. - Class A	797	15,239
Employers Holdings, Inc.	1,650	80,998
F&G Annuities & Life, Inc.	804	19,135
Fidelis Insurance Holdings Ltd.	5,389	131,545
First American Financial Corp.	18,142	1,341,057
Genworth Financial, Inc. - Class A(a)	27,999	278,310
Goosehead Insurance, Inc. - Class A(a)	72,600	4,983,990
Hagerty, Inc. - Class A(a)	19,172	254,988
Hanover Insurance Group, Inc.	8,591	1,942,511
HCI Group, Inc.	1,066	197,988

The accompanying notes are an integral part of these financial statements.

14

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Heritage Insurance Holdings, Inc.(a)	2,714	$91,245
Horace Mann Educators Corp.	27,603	1,404,717
Investors Title Co.	53	15,603
James River Group Holdings, Inc.	3,279	13,149
Kingstone Cos., Inc.	1,027	20,180
Kinsale Capital Group, Inc.	11,562	4,323,032
Lincoln National Corp.	5,474	233,138
Mercury General Corp.	2,237	228,084
Oscar Health, Inc. - Class A(a)	20,705	620,322
Palomar Holdings, Inc.	1,610	213,438
Porch Group, Inc.(a)	25,060	425,769
Primerica, Inc.	1,142	328,496
RLI Corp.	5,900	374,473
Ryan Specialty Holdings, Inc.	102,522	4,324,378
Selective Insurance Group, Inc.	19,409	1,771,848
SiriusPoint Ltd.(a)	9,323	225,523
Skyward Specialty Insurance Group, Inc.(a)	3,208	184,171
Slide Insurance Holdings, Inc.	43,911	1,020,931
Stewart Information Services Corp.	5,326	365,630
TWFG, Inc.(a)	12,603	363,344
United Fire Group, Inc.	1,483	79,889
Universal Insurance Holdings, Inc.	1,992	85,616
White Mountains Insurance Group Ltd.	257	540,217
		31,075,280
Interactive Media & Services — 0.3%
Cargurus, Inc.(a)	4,649	165,783
Cars.com, Inc.(a)	6,615	77,396
EverQuote, Inc. - Class A(a)	494	12,567
IAC, Inc.(a)	26,271	1,005,654
Yelp, Inc.(a)	5,394	120,556
Ziff Davis, Inc.(a)	2,193	120,944
		1,502,900
IT Services — 0.3%
Applied Digital Corp.(a)	14,928	379,320
DXC Technology Co.(a)	24,122	272,579
EPAM Systems, Inc.(a)	908	106,990
Kyndryl Holdings, Inc.(a)	38,099	512,432
Unisys Corp.(a)	49,805	134,473
Wix.com Ltd.(a)	2,447	215,948
		1,621,742
Leisure Products — 0.5%
Acushnet Holdings Corp.	1,348	116,454
Brunswick Corp.	22,505	1,708,129
Callaway Golf Co.(a)	32,335	507,983
Clarus Corp.	1,947	7,243
Escalade, Inc.	526	10,604
Malibu Boats, Inc. - Class A(a)	600	16,176
Polaris, Inc.	4,622	298,304

	Shares	Value
Smith & Wesson Brands, Inc.	734	$9,336
YETI Holdings, Inc.(a)	6,779	278,278
		2,952,507
Life Sciences Tools & Services — 2.2%
AbCellera Biologics, Inc.(a)	13,280	152,454
Avantor, Inc.(a)	149,500	2,173,730
Azenta, Inc.(a)	10,089	329,406
Bio-Rad Laboratories, Inc. - Class A(a)	4,340	1,675,761
Bruker Corp.	19,018	1,103,234
Charles River Laboratories International, Inc.(a)	1,778	512,491
Fortrea Holdings, Inc.(a)	29,000	532,730
ICON PLC(a)	10,647	1,756,649
Revvity, Inc.	26,412	3,398,432
Standard BioTools, Inc.(a)	45,818	30,180
Stevanato Group SpA	26,150	560,394
		12,225,461
Machinery — 5.2%
Aebi Schmidt Holding AG	30,103	380,803
Albany International Corp. - Class A	7,821	433,518
Alliance Laundry Holdings, Inc.(a)	163,948	3,756,049
Atmus Filtration Technologies, Inc.	5,459	257,829
Blue Bird Corp.(a)	3,542	205,967
CECO Environmental Corp.(a)	19,608	1,396,090
Crane Co.	1,121	229,883
Enerpac Tool Group Corp.	114,850	4,286,202
Esab Corp.	3,279	247,171
ESCO Technologies, Inc.	4,203	1,147,545
Federal Signal Corp.	10,908	1,276,236
Flowserve Corp.	10,886	860,974
Gates Industrial Corp. Ltd.(a)	36,663	937,839
Greenbrier Cos., Inc.	4,183	188,528
Helios Technologies, Inc.	6,204	453,016
Hillman Solutions Corp.(a)	85,878	661,261
Hyster-Yale, Inc.	938	31,761
Kadant, Inc.	625	186,962
L B Foster Co. - Class A(a)	620	23,256
Lindsay Corp.	2,466	283,368
Midera Food Processing, Inc.(a)	2,834	132,858
Miller Industries, Inc.	3,299	184,810
Mueller Industries, Inc.	19,130	1,193,903
Mueller Water Products, Inc. - Class A	50,076	1,208,835
Omega Flex, Inc.	24,793	660,485
Oshkosh Corp.	8,804	1,356,784
Park-Ohio Holdings Corp.	831	37,503
SPX Technologies, Inc.(a)	1,055	207,571
Standex International Corp.	760	220,142
Stratasys Ltd.(a)	61,609	477,470
Tennant Co.	1,635	113,796
Timken Co.	6,279	756,306

The accompanying notes are an integral part of these financial statements.

15

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — (Continued)
Toro Co.	43,707	$4,274,982
Trinity Industries, Inc.	10,198	293,906
Watts Water Technologies, Inc. - Class A	463	169,342
		28,532,951
Marine Transportation — 0.8%
Costamare Bulkers Holdings Ltd.(a)	1,230	25,178
Costamare, Inc.	6,139	93,804
Genco Shipping & Trading Ltd.	4,673	122,573
Kirby Corp.(a)	15,657	2,221,102
Matson, Inc.	4,280	962,187
Star Bulk Carriers Corp.	22,783	703,311
		4,128,155
Media — 0.7%
Advantage Solutions, Inc.(a)	405	13,353
AMC Networks, Inc. - Class A(a)	4,427	55,736
Cable One, Inc.(a)	682	18,673
Criteo SA - ADR(a)	32,800	578,920
Entravision Communications Corp. - Class A	7,919	63,273
Ibotta, Inc. - Class A(a)	1,351	50,271
John Wiley & Sons, Inc. - Class A	6,473	339,120
Magnite, Inc.(a)	35,805	841,059
New York Times Co. - Class A	8,034	540,447
Nexstar Media Group, Inc.	1,362	248,061
PubMatic, Inc. - Class A(a)	4,476	74,436
Scholastic Corp.	2,124	81,562
Sirius XM Holdings, Inc.	17,260	486,214
TechTarget, Inc.(a)	2,987	11,560
Trade Desk, Inc. - Class A(a)	13,998	192,053
		3,594,738
Metals & Mining — 2.6%
Ampco-Pittsburgh Corp.(a)	828	7,104
Caledonia Mining Corp. PLC	1,561	39,509
Capstone Copper Corp.(a)	96,703	1,121,963
Century Aluminum Co.(a)	18,850	862,764
Cleveland-Cliffs, Inc.(a)	46,992	542,758
Commercial Metals Co.	21,894	1,477,188
Compass Minerals International, Inc.(a)	5,942	147,718
Constellium SE(a)	29,804	787,720
Eldorado Gold Corp.	20,874	934,996
ERO Copper Corp.(a)	12,505	464,311
Hudbay Minerals, Inc.	46,210	1,324,379
Materion Corp.	2,944	695,019
Metallus, Inc.(a)	3,365	65,685
Ryerson Holding Corp.	36,361	911,207
SSR Mining, Inc.	15,818	594,915
SunCoke Energy, Inc.	12,065	124,631
thyssenkrupp AG	105,621	1,772,911

	Shares	Value
Tredegar Corp.(a)	2,719	$20,909
Warrior Met Coal, Inc.	19,963	2,160,795
		14,056,482
Multi-Utilities — 0.4%
Black Hills Corp.	18,485	1,325,005
Northwestern Energy Group, Inc.	13,085	904,958
		2,229,963
Oil, Gas & Consumable Fuels — 3.6%
Amplify Energy Corp.(a)	4,789	23,562
Antero Resources Corp.(a)	43,401	1,670,070
Ardmore Shipping Corp.	5,082	88,376
BKV Corp.(a)	38,847	938,544
Cardinal Energy Ltd.	56,407	487,983
Centrus Energy Corp. - Class A(a)	2,423	415,302
Chord Energy Corp.	4,183	615,361
CNX Resources Corp.(a)	40,666	1,479,429
Comstock Resources, Inc.(a)	7,249	104,603
Core Natural Resources, Inc.	2,273	232,528
Crescent Energy Co. - Class A	25,523	349,410
Devon Energy Corp.	14,381	697,622
DHT Holdings, Inc.	26,821	525,692
Dorian LPG Ltd.	5,064	253,403
Energy Fuels, Inc.(a)	22,224	327,804
Evolution Petroleum Corp.	1,128	4,174
Gran Tierra Energy, Inc.(a)	3,835	38,925
Granite Ridge Resources, Inc.	7,912	39,797
Gulfport Energy Corp.(a)	1,116	200,266
HighPeak Energy, Inc.	2,712	22,211
International Seaways, Inc.	5,203	513,224
Kimbell Royalty Partners LP	9,265	138,512
Kosmos Energy Ltd.(a)	20,044	57,326
Magnolia Oil & Gas Corp. - Class A	17,360	466,116
Matador Resources Co.	28,812	1,671,384
Murphy Oil Corp.	33,261	1,211,366
Northern Oil & Gas, Inc.	23,520	611,755
Ovintiv, Inc.	3,610	236,996
Par Pacific Holdings, Inc.(a)	5,606	448,032
PBF Energy, Inc. - Class A	5,525	403,270
Permian Resources Corp.	26,375	614,274
Riley Exploration Permian, Inc.	1,769	69,044
SandRidge Energy, Inc.	2,779	39,239
Scorpio Tankers, Inc.	8,894	701,381
SM Energy Co.	32,604	1,212,217
Talos Energy, Inc.(a)	17,870	308,436
Teekay Tankers Ltd.	2,449	219,528
VAALCO Energy, Inc.	12,937	76,846
Viper Energy, Inc. - Class A	7,023	314,560
Vitesse Energy, Inc.	3,642	63,699
Whitecap Resources, Inc.	113,123	1,465,918
World Kinect Corp.	3,750	134,062
		19,492,247

The accompanying notes are an integral part of these financial statements.

16

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	27,264	$1,922,385
Magnera Corp.(a)	4,281	53,769
Sylvamo Corp.	3,996	143,536
		2,119,690
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	10,732	443,554
Allegiant Travel Co.(a)	3,710	282,145
Copa Holdings SA - Class A	4,676	591,280
SkyWest, Inc.(a)	5,601	530,191
		1,847,170
Personal Care Products — 0.1%
Edgewell Personal Care Co.	1,862	53,477
Interparfums, Inc.	1,280	150,310
Medifast, Inc.(a)	873	10,598
Nature’s Sunshine Products, Inc.(a)	1,751	24,777
Nu Skin Enterprises, Inc. - Class A	6,774	31,770
		270,932
Pharmaceuticals — 0.8%
Amneal Pharmaceuticals, Inc.(a)	37,978	663,476
Amphastar Pharmaceuticals, Inc.(a)	4,014	90,435
ANI Pharmaceuticals, Inc.(a)	2,502	183,272
Collegium Pharmaceutical, Inc.(a)	1,186	29,187
Crinetics Pharmaceuticals, Inc.(a)	11,678	992,046
Edgewise Therapeutics, Inc.(a)	12,887	538,290
Enliven Therapeutics, Inc.(a)	6,425	371,943
Harmony Biosciences Holdings, Inc.(a)	5,948	234,232
Ligand Pharmaceuticals, Inc.(a)	728	206,825
Liquidia Corp.(a)	6,209	423,268
Nuvation Bio, Inc.(a)	52,077	346,833
Pacira BioSciences, Inc.(a)	2,636	68,272
Perrigo Co. PLC	5,015	73,420
SIGA Technologies, Inc.	1,642	5,156
		4,226,655
Professional Services — 1.2%
Alight, Inc.	3,414	48,859
Barrett Business Services, Inc.	640	22,016
Clarivate PLC(a)	14,470	29,663
Conduent, Inc.(a)	117,716	202,472
First Advantage Corp.(a)	26,072	548,033
FTI Consulting, Inc.(a)	15,952	2,401,893
IBEX Holdings Ltd.(a)	1,278	49,152
ICF International, Inc.	5,758	513,038
KBR, Inc.	47,552	1,783,200
Kelly Services, Inc. - Class A	3,199	55,023
Kforce, Inc.	1,776	102,262
Korn Ferry	1,812	155,017
ManpowerGroup, Inc.	3,356	211,260
Maximus, Inc.	5,560	321,201

	Shares	Value
Paycom Software, Inc.	1,142	$273,052
Resources Connection, Inc.	696	2,916
Upwork, Inc.(a)	2,774	25,049
		6,744,106
Real Estate Management & Development — 0.8%
Colliers International Group, Inc.	6,980	702,607
Compass, Inc. - Class A(a)	67,735	715,281
Cushman & Wakefield Ltd.(a)	105,030	1,416,855
FirstService Corp.	4,997	695,777
Forestar Group, Inc.(a)	2,154	60,893
Howard Hughes Holdings, Inc.(a)	4,651	298,269
Opendoor Technologies, Inc.(a)	94,624	302,797
		4,192,479
Semiconductors & Semiconductor Equipment — 3.0%
CEVA, Inc.(a)	10,638	287,758
Diodes, Inc.(a)	11,071	1,005,247
Impinj, Inc.(a)	5,240	913,437
indie Semiconductor, Inc. - Class A(a)	63,424	235,620
Lattice Semiconductor Corp.(a)	5,754	663,666
MACOM Technology Solutions Holdings, Inc.(a)	1,846	487,030
Melexis NV	4,022	307,982
MKS, Inc.	933	239,072
Onto Innovation, Inc.(a)	7,074	1,890,244
Photronics, Inc.(a)	7,844	220,730
Power Integrations, Inc.	11,366	583,985
Rambus, Inc.(a)	24,086	2,088,015
Semtech Corp.(a)	1,798	239,062
Silicon Motion Technology Corp. - ADR	7,675	1,894,497
SiTime Corp.(a)	842	476,084
SolarEdge Technologies, Inc.(a)	7,194	231,647
Synaptics, Inc.(a)	6,911	668,432
Ultra Clean Holdings, Inc.(a)	21,366	1,449,256
Universal Display Corp.	7,953	661,451
Veeco Instruments, Inc.(a)	34,867	1,544,608
		16,087,823
Software — 5.3%
ACI Worldwide, Inc.(a)	41,768	2,225,399
Adeia, Inc.	30,673	773,880
Agilysys, Inc.(a)	9,911	1,153,740
Appfolio, Inc. - Class A(a)	18,810	4,405,490
BlackLine, Inc.(a)	3,296	109,493
Box, Inc. - Class A(a)	17,359	621,105
Braze, Inc. - Class A(a)	18,028	613,673
CCC Intelligent Solutions Holdings, Inc.(a)	42,971	320,564
Cleanspark, Inc.(a)	36,448	423,526
Cognyte Software Ltd.(a)	53,676	475,569

The accompanying notes are an integral part of these financial statements.

17

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Core Scientific, Inc.(a)	41,609	$678,227
Descartes Systems Group, Inc.(a)	5,130	413,683
Elastic NV(a)	4,806	468,825
Fair Isaac Corp.(a)	69	79,158
Gitlab, Inc. - Class A(a)	26,319	1,224,886
Guidewire Software, Inc.(a)	2,587	529,688
Hut 8 Corp.(a)	3,520	276,813
Manhattan Associates, Inc.(a)	1,838	410,223
Monday.com Ltd.(a)	4,403	445,319
nCino, Inc.(a)	99,493	2,248,542
NCR Voyix Corp.(a)	181,653	1,522,252
OneSpan, Inc.	18,512	305,818
Pagaya Technologies Ltd. - Class A(a)	9,364	203,573
Q2 Holdings, Inc.(a)	12,524	814,561
Qualys, Inc.(a)	3,537	658,377
Radware Ltd.(a)	15,616	450,990
Riot Platforms, Inc.(a)	44,008	835,932
SPS Commerce, Inc.(a)	4,241	362,181
Teradata Corp.(a)	68,584	1,988,936
Tyler Technologies, Inc.(a)	1,002	372,965
UiPath, Inc. - Class A(a)	29,204	545,239
Unity Software, Inc.(a)	38,380	1,615,798
Varonis Systems, Inc.(a)	27,697	1,212,298
Workiva, Inc.(a)	2,164	173,120
Xperi, Inc.(a)	24,688	146,647
		29,106,490
Specialty Retail — 2.8%
Abercrombie & Fitch Co. - Class A(a)	4,205	601,651
Academy Sports & Outdoors, Inc.	20,240	869,510
Advance Auto Parts, Inc.	7,500	316,350
American Eagle Outfitters, Inc.	19,651	326,796
Arhaus, Inc.	3,318	28,900
Bath & Body Works, Inc.	38,215	735,639
Bob’s Discount Furniture, Inc.(a)	28,738	483,660
Boot Barn Holdings, Inc.(a)	3,499	527,054
Buckle, Inc.	3,225	137,385
Build-A-Bear Workshop, Inc.	1,208	36,566
Caleres, Inc.	15,251	185,757
CarMax, Inc.(a)	3,054	187,302
Chewy, Inc. - Class A(a)	47,270	1,125,026
Designer Brands, Inc. - Class A	3,789	20,726
Five Below, Inc.(a)	2,587	638,575
Genesco, Inc.(a)	1,165	38,993
Group 1 Automotive, Inc.	1,467	395,415
Haverty Furniture Cos., Inc.	1,308	35,669
Lands’ End, Inc.(a)	1,489	17,615
Lithia Motors, Inc.	1,388	509,840
MarineMax, Inc.(a)	1,855	96,794
National Vision Holdings, Inc.(a)	19,457	332,326
RealReal, Inc.(a)	35,118	359,608

	Shares	Value
Revolve Group, Inc. - Class A(a)	71,714	$1,593,485
Sally Beauty Holdings, Inc.(a)	9,878	161,802
Shoe Carnival, Inc.	2,062	28,249
Signet Jewelers Ltd.	11,602	954,613
Sonic Automotive, Inc. - Class A	1,232	96,897
Tile Shop Holdings, Inc.(a)	77	198
Upbound Group, Inc.	3,914	71,626
Urban Outfitters, Inc.(a)	6,513	525,534
Valvoline, Inc.(a)	32,163	1,031,146
Victoria’s Secret & Co.(a)	5,359	457,712
Warby Parker, Inc. - Class A(a)	52,720	1,296,912
Wayfair, Inc. - Class A(a)	7,548	749,290
Winmark Corp.	623	207,285
Zumiez, Inc.(a)	739	13,228
		15,195,134
Technology Hardware, Storage & Peripherals — 0.0%(b)
Diebold Nixdorf, Inc.(a)	2,661	180,522
Quantum Corp.(a)	3,238	78,781
Turtle Beach Corp.(a)	16	205
		259,508
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	3,533	114,434
Columbia Sportswear Co.	3,045	174,783
Crocs, Inc.(a)	12,872	1,549,531
Dr Martens PLC	539,134	551,985
Ermenegildo Zegna NV	3,593	48,793
Fossil Group, Inc.(a)	4,085	20,302
G-III Apparel Group Ltd.	5,445	177,453
Levi Strauss & Co. - Class A	8,162	169,443
Movado Group, Inc.	1,330	44,861
Oxford Industries, Inc.	1,591	60,919
PVH Corp.	4,695	348,181
Superior Group of Cos., Inc.	1,445	17,268
Under Armour, Inc. - Class C(a)	35,223	173,649
Unifi, Inc.(a)	750	5,543
Vera Bradley, Inc.(a)	2,217	7,538
VF Corp.	23,306	313,233
		3,777,916
Trading Companies & Distributors — 1.6%
AerCap Holdings NV	8,791	1,282,958
Applied Industrial Technologies, Inc.	2,017	653,468
Boise Cascade Co.	2,458	191,749
Core & Main, Inc. - Class A(a)	4,885	209,860
DXP Enterprises, Inc.(a)	1,058	198,618
GATX Corp.	13,928	2,436,425
Herc Holdings, Inc.	10,034	1,528,580
Karat Packaging, Inc.	860	40,970
McGrath RentCorp	1,684	189,349
NPK International, Inc.(a)	9,588	127,329
Rush Enterprises, Inc. - Class A	13,732	1,055,029
Rush Enterprises, Inc. - Class B	994	77,273

The accompanying notes are an integral part of these financial statements.

18

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Trading Companies & Distributors — (Continued)
SiteOne Landscape Supply, Inc.(a)	5,747	$566,252
Titan Machinery, Inc.(a)	3,180	65,413
Transcat, Inc.(a)	1,671	144,525
		8,767,798
Water Utilities — 0.1%
American States Water Co.	4,554	406,627
Middlesex Water Co.	3,752	217,616
		624,243
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc.	1,872	68,627
Telephone and Data Systems, Inc.	11,719	394,696
		463,323
TOTAL COMMON STOCKS (Cost $454,341,660)		526,291,839
REAL ESTATE INVESTMENT TRUSTS — 1.8%
Diversified REITs — 0.3%
Broadstone Net Lease, Inc.	39,611	826,286
Essential Properties Realty Trust, Inc.	29,685	890,550
		1,716,836
Health Care REITs — 0.3%
American Healthcare REIT, Inc.	12,721	702,326
LTC Properties, Inc.	19,500	786,240
		1,488,566
Industrial REITs — 0.1%
STAG Industrial, Inc.	7,497	279,263
Terreno Realty Corp.	1,228	81,306
		360,569
Mortgage REITs — 0.2%
AGNC Investment Corp.	117,825	1,264,262
Office REITs — 0.1%
Highwoods Properties, Inc.	16,979	519,557
Residential REITs — 0.2%
Independence Realty Trust, Inc.	63,486	1,027,204
Retail REITs — 0.4%
Brixmor Property Group, Inc.	33,252	960,650
Kite Realty Group Trust	19,851	512,156
NNN REIT, Inc.	17,740	801,848
		2,274,654
Specialized REITs — 0.2%
Smartstop Self Storage REIT, Inc.	28,315	919,388
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,284,957)		9,571,036

	Contracts	Value
RIGHTS — 0.0%(b)
Capital Markets — 0.0%(b)
Investindustrial Advisor-CVR, Expires 02/10/2027(a)(c)	13,188	$23,079
Pharmaceuticals — 0.0%(b)
Novo Nordisk AS-CVR(a)(c)	8,181	5,318
TOTAL RIGHTS (Cost $0)		28,397

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.4%
First American Government Obligations Fund - Class X, 3.59%(d)	7,868,823	7,868,823
TOTAL MONEY MARKET FUNDS (Cost $7,868,823)		7,868,823
TOTAL INVESTMENTS — 99.9% (Cost $471,495,440)		$543,760,095
Other Assets in Excess of Liabilities — 0.1%		588,726
TOTAL NET ASSETS — 100.0%		$544,348,821

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $28,397 or 0.0% of net assets as of August 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

19

COLUMN SMALL CAP FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
August 31, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	09/25/2026	CAD	74,444	USD	53,269	$504
Citibank Global Markets, Inc.	09/25/2026	CAD	108,421	USD	77,364	952
UBS AG	09/25/2026	CAD	95,599	USD	68,681	373
Bank of America	09/25/2026	USD	2,060,766	CAD	2,906,715	(38,846)
Net Unrealized Appreciation (Depreciation)						$(37,017)

CAD - Canadian Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

20

Column Mid Cap Select Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

	Shares	Value
COMMON STOCKS — 93.4%
Aerospace & Defense — 4.4%
General Dynamics Corp.	47,151	$17,509,524
HEICO Corp. - Class A	168,467	41,134,587
Hexcel Corp.	287,666	26,658,008
Honeywell Aerospace, Inc.(a)	22,859	3,614,236
Howmet Aerospace, Inc.	22,648	5,547,628
L3Harris Technologies, Inc.	23,326	6,210,548
Textron, Inc.	126,498	10,190,679
Woodward, Inc.	103,615	35,210,449
		146,075,659
Air Freight & Logistics — 1.6%
CH Robinson Worldwide, Inc.	262,033	39,215,859
Expeditors International of Washington, Inc.	74,976	14,219,198
		53,435,057
Automobile Components — 0.2%
Garrett Motion, Inc.	49,822	1,342,703
Gentex Corp.	170,910	3,823,257
		5,165,960
Banks — 1.8%
East West Bancorp, Inc.	233,384	29,607,094
Fifth Third Bancorp	90,558	4,869,304
Huntington Bancshares, Inc.	398,273	6,645,185
Wintrust Financial Corp.	127,785	19,213,753
		60,335,336
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	62,925	12,306,242
Coca-Cola Europacific Partners PLC	54,378	5,873,912
		18,180,154
Biotechnology — 0.4%
Biogen, Inc.(a)	20,215	4,379,580
Halozyme Therapeutics, Inc.(a)	75,451	8,034,777
		12,414,357
Broadline Retail — 0.4%
eBay, Inc.	117,088	12,125,633
Building Products — 4.1%
Advanced Drainage Systems, Inc.	233,707	31,721,051
Allegion PLC	310,591	48,219,253
Carlisle Cos., Inc.	16,346	5,665,197
Lennox International, Inc.	34,775	13,306,306
Masco Corp.	443,971	32,036,947
UFP Industries, Inc.	53,656	4,535,005
		135,483,759
Capital Markets — 8.8%
Affiliated Managers Group, Inc.	29,906	11,011,090
Ameriprise Financial, Inc.	32,990	18,247,099

	Shares	Value
Ares Management Corp. - Class A	40,528	$5,802,394
Evercore, Inc. - Class A	15,259	4,370,635
Hamilton Lane, Inc. - Class A	287,573	31,293,694
Houlihan Lokey, Inc.	394,891	52,635,021
Intercontinental Exchange, Inc.	113,521	18,242,825
LPL Financial Holdings, Inc.	145,129	53,717,322
MSCI, Inc.	55,257	31,531,855
Raymond James Financial, Inc.	128,182	22,838,187
SEI Investments Co.	87,769	9,740,604
Stifel Financial Corp.	393,931	31,821,746
		291,252,472
Chemicals — 1.8%
Albemarle Corp.	144,427	19,493,312
CF Industries Holdings, Inc.	42,092	5,473,223
Eastman Chemical Co.	143,040	10,361,818
NewMarket Corp.	8,560	7,684,312
Scotts Miracle-Gro Co.	283,308	16,941,818
		59,954,483
Commercial Services & Supplies — 1.4%
RB Global, Inc.	56,024	4,738,510
Republic Services, Inc.	105,596	23,328,268
Rollins, Inc.	463,992	16,736,192
		44,802,970
Construction & Engineering — 2.0%
API Group Corp.(a)	498,124	19,551,367
EMCOR Group, Inc.	64,082	47,070,792
		66,622,159
Consumer Finance — 0.3%
Credit Acceptance Corp.(a)	10,971	6,579,748
Synchrony Financial	55,218	4,256,203
		10,835,951
Consumer Staples Distribution & Retail — 1.0%
Sysco Corp.	166,022	13,461,064
US Foods Holding Corp.(a)	184,634	19,357,028
		32,818,092
Containers & Packaging — 1.2%
Ball Corp.	189,847	11,954,665
Packaging Corp. of America	111,203	26,014,830
		37,969,495
Distributors — 0.6%
Pool Corp.	101,725	18,973,747
Diversified Consumer Services — 0.3%
Frontdoor, Inc.(a)	112,601	9,106,043
Electric Utilities — 0.9%
Entergy Corp.	59,678	6,344,368
FirstEnergy Corp.	114,896	5,269,131

The accompanying notes are an integral part of these financial statements.

21

Column Mid Cap Select Fund
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electric Utilities — (Continued)
NRG Energy, Inc.	26,913	$2,963,660
OGE Energy Corp.	166,613	7,602,551
Xcel Energy, Inc.	89,408	6,767,291
		28,947,001
Electrical Equipment — 3.3%
AMETEK, Inc.	289,677	68,123,340
Generac Holdings, Inc.(a)	25,344	4,698,271
Sensata Technologies Holding PLC	385,140	15,802,294
Vertiv Holdings Co. - Class A	78,652	20,348,845
		108,972,750
Electronic Equipment, Instruments & Components — 5.0%
Arrow Electronics, Inc.(a)	149,208	30,502,591
CDW Corp.	92,701	14,051,618
Flex Ltd.(a)	44,570	4,869,273
Keysight Technologies, Inc.(a)	118,276	38,167,665
TE Connectivity PLC	24,137	4,954,119
Teledyne Technologies, Inc.(a)	83,314	51,067,316
Vontier Corp.	160,366	5,165,389
Zebra Technologies Corp. - Class A(a)	43,787	15,480,894
		164,258,865
Energy Equipment & Services — 1.6%
Cactus, Inc. - Class A	81,928	5,761,177
Helmerich & Payne, Inc.	235,561	10,265,748
SLB Ltd.	300,934	18,086,134
TechnipFMC PLC	240,747	18,814,378
		52,927,437
Financial Services — 2.1%
Corpay, Inc.(a)	17,716	7,162,579
Global Payments, Inc.	138,286	12,590,940
Jack Henry & Associates, Inc.	218,466	36,682,626
Rocket Cos., Inc. - Class A(a)	285,806	3,832,659
Voya Financial, Inc.	37,926	3,842,662
WEX, Inc.(a)	23,951	4,564,582
		68,676,048
Food Products — 0.3%
Cal-Maine Foods, Inc.	37,411	2,952,476
McCormick & Co Inc.	153,169	8,304,823
		11,257,299
Ground Transportation — 2.1%
CSX Corp.	455,076	22,985,889
Landstar System, Inc.	28,996	5,237,547
Old Dominion Freight Line, Inc.	200,470	40,085,981
		68,309,417

	Shares	Value
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.(a)	166,170	$26,552,304
Cooper Cos., Inc.(a)	440,341	30,863,501
GE HealthCare Technologies, Inc.	63,072	4,492,619
Globus Medical, Inc. - Class A(a)	425,362	34,611,706
Solventum Corp.(a)	106,955	9,739,322
STERIS PLC	44,825	10,428,088
		116,687,540
Health Care Providers & Services — 4.3%
Cencora, Inc.	106,795	34,558,862
Centene Corp.(a)	330,856	21,287,275
Chemed Corp.	11,319	5,871,278
Cigna Group	36,244	10,006,243
Encompass Health Corp.	38,913	4,677,732
Labcorp Holdings, Inc.	91,569	30,461,344
McKesson Corp.	6,369	5,638,603
Quest Diagnostics, Inc.	52,946	12,722,924
Tenet Healthcare Corp.(a)	66,648	17,722,370
		142,946,631
Hotels, Restaurants & Leisure — 1.5%
Churchill Downs, Inc.	59,583	5,212,321
Darden Restaurants, Inc.	116,478	24,956,576
Expedia Group, Inc.	32,853	10,418,344
Yum! Brands, Inc.	62,675	9,608,704
		50,195,945
Household Durables — 1.3%
Cavco Industries, Inc.(a)	7,527	4,208,572
DR Horton, Inc.	141,809	20,499,909
NVR, Inc.(a)	1,379	8,708,702
Somnigroup International, Inc.	146,874	9,510,091
		42,927,274
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(a)	8,507	2,516,030
Industrial Conglomerates — 0.2%
3M Co.	30,841	5,299,409
Insurance — 3.4%
Arch Capital Group Ltd.(a)	64,450	6,320,611
First American Financial Corp.	98,730	7,298,122
Markel Group, Inc.(a)	5,491	9,899,779
Marsh & McLennan Cos., Inc.	22,440	4,259,112
Progressive Corp.	93,940	20,486,435
Reinsurance Group of America, Inc.	109,955	27,053,328
RenaissanceRe Holdings Ltd.	99,643	32,647,033
Travelers Cos., Inc.	11,456	4,192,094
		112,156,514

The accompanying notes are an integral part of these financial statements.

22

Column Mid Cap Select Fund
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
IT Services — 1.7%
Akamai Technologies, Inc.(a)	175,334	$19,044,779
Twilio, Inc. - Class A(a)	151,163	35,618,538
		54,663,317
Life Sciences Tools & Services — 4.1%
Agilent Technologies, Inc.	120,455	18,497,070
Bio-Rad Laboratories, Inc. - Class A(a)	43,783	16,905,492
IQVIA Holdings, Inc.(a)	144,087	37,634,083
QIAGEN NV	384,744	16,655,568
West Pharmaceutical Services, Inc.	135,766	46,311,140
		136,003,353
Machinery — 6.2%
Allison Transmission Holdings, Inc.	68,292	8,584,987
Cummins, Inc.	50,123	28,289,421
Donaldson Co., Inc.	46,453	4,222,113
Dover Corp.	129,339	25,121,514
ITT, Inc.	15,399	3,084,266
Lincoln Electric Holdings, Inc.	24,456	6,877,761
Nordson Corp.	95,769	30,810,803
Parker-Hannifin Corp.	6,312	6,182,225
Snap-on, Inc.	57,057	22,041,690
Watts Water Technologies, Inc. - Class A	29,504	10,791,088
Westinghouse Air Brake Technologies Corp.	200,937	57,453,916
		203,459,784
Media — 0.2%
Sirius XM Holdings, Inc.	288,970	8,140,285
Metals & Mining — 0.7%
Commercial Metals Co.	88,255	5,954,565
Reliance, Inc.	32,622	12,528,479
Warrior Met Coal, Inc.	34,594	3,744,454
		22,227,498
Multi-Utilities — 1.0%
CenterPoint Energy, Inc.	100,615	3,984,354
DTE Energy Co.	74,017	10,038,926
WEC Energy Group, Inc.	168,598	17,900,049
		31,923,329
Oil, Gas & Consumable Fuels — 2.5%
Devon Energy Corp.	382,366	18,548,575
Diamondback Energy, Inc.	37,245	7,466,878
EQT Corp.	119,544	6,476,894
Marathon Petroleum Corp.	28,085	10,484,692
Murphy Oil Corp.	195,938	7,136,062
Permian Resources Corp.	454,802	10,592,339

	Shares	Value
Phillips 66	26,435	$6,518,342
Range Resources Corp.	233,319	9,640,741
Suncor Energy, Inc.	93,286	6,233,370
		83,097,893
Professional Services — 3.9%
Broadridge Financial Solutions, Inc.	61,020	11,128,828
CACI International, Inc. - Class A(a)	15,573	9,702,135
Equifax, Inc.	187,812	35,526,518
Exponent, Inc.	306,841	21,788,779
Leidos Holdings, Inc.	24,498	3,434,865
Mobility Global, Inc.	336,451	6,829,955
Paychex, Inc.	57,694	7,346,754
Verisk Analytics, Inc.	176,009	34,107,024
		129,864,858
Real Estate Management & Development — 0.8%
CBRE Group, Inc. - Class A(a)	189,202	27,587,544
Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.	55,671	25,519,030
Entegris, Inc.	246,656	33,370,090
Microchip Technology, Inc.	72,766	5,344,663
Monolithic Power Systems, Inc.	36,418	46,169,648
NXP Semiconductors NV	31,474	7,070,319
Skyworks Solutions, Inc.	229,816	15,399,970
		132,873,720
Software — 1.4%
Autodesk, Inc.(a)	23,784	6,148,878
Gen Digital, Inc.	408,825	12,673,575
InterDigital, Inc.	28,448	9,530,933
Synopsys, Inc.(a)	43,585	19,159,530
		47,512,916
Specialty Retail — 4.4%
AutoZone, Inc.(a)	3,994	11,947,012
Murphy USA, Inc.	13,458	6,936,119
Ross Stores, Inc.	344,353	78,698,435
TJX Cos., Inc.	101,436	13,583,295
Ulta Beauty, Inc.(a)	36,651	19,685,252
Valvoline, Inc.(a)	169,193	5,424,328
Williams-Sonoma, Inc.	38,514	8,790,820
		145,065,261
Technology Hardware, Storage & Peripherals — 0.4%
NetApp, Inc.	70,631	13,087,218
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	12,611	4,374,756

The accompanying notes are an integral part of these financial statements.

23

Column Mid Cap Select Fund
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Trading Companies & Distributors — 1.5%
GATX Corp.	96,285	$16,843,135
MSC Industrial Direct Co., Inc. - Class A	51,082	6,072,628
QXO, Inc.(a)	0	0
Watsco, Inc.	82,005	25,406,789
		48,322,552
TOTAL COMMON STOCKS (Cost $2,524,146,492)		3,079,833,771
REAL ESTATE INVESTMENT TRUSTS — 2.9%
Industrial REITs — 0.6%
Americold Realty Trust, Inc.	651,608	9,741,540
EastGroup Properties, Inc.	40,043	7,988,578
		17,730,118
Office REITs — 0.4%
BXP, Inc.	207,627	14,116,560
Residential REITs — 0.4%
Equity LifeStyle Properties, Inc.	83,913	5,324,280
Equity Residential	54,536	3,552,475
Essex Property Trust, Inc.	18,746	5,304,368
		14,181,123
Retail REITs — 0.7%
Regency Centers Corp.	114,573	8,566,623
Simon Property Group, Inc.	61,317	13,018,826
		21,585,449
Specialized REITs — 0.8%
Extra Space Storage, Inc.	29,286	4,132,255
Lamar Advertising Co. - Class A	66,394	9,893,370
SBA Communications Corp.	56,661	10,746,325
VICI Properties, Inc.	96,040	2,463,426
		27,235,376
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $94,911,822)		94,848,626

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 3.7%
First American Government Obligations Fund - Class X, 3.59%(b)	121,881,604	$121,881,604
TOTAL MONEY MARKET FUNDS (Cost $121,881,604)		121,881,604
TOTAL INVESTMENTS — 100.0% (Cost $2,740,939,918)		$3,296,564,001
Liabilities in Excess of Other Assets — (0.0)%(c)		(146,697)
TOTAL NET ASSETS — 100.0%		$3,296,417,304

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

24

Column Mid Cap Fund
Schedule of Investments
August 31, 2026

	Shares	Value
COMMON STOCKS — 94.5%
Aerospace & Defense — 3.8%
Arxis, Inc. - Class A(a)	20,491	$1,060,819
ATI, Inc.(a)	7,797	1,592,147
BWX Technologies, Inc.	2,374	361,536
Carpenter Technology Corp.	7,398	3,524,555
Curtiss-Wright Corp.	3,373	1,964,874
General Dynamics Corp.	7,359	2,732,765
HEICO Corp.	585	193,723
HEICO Corp. - Class A	30,195	7,372,713
Hexcel Corp.	44,893	4,160,234
Honeywell Aerospace, Inc.(a)	10,188	1,610,825
Howmet Aerospace, Inc.	9,270	2,270,687
Huntington Ingalls Industries, Inc.	922	268,486
L3Harris Technologies, Inc.	11,487	3,058,414
Textron, Inc.	42,697	3,439,670
Woodward, Inc.	25,696	8,732,015
		42,343,463
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	44,746	6,696,687
Expeditors International of Washington, Inc.	17,622	3,342,012
		10,038,699
Automobile Components — 0.4%
Aptiv PLC(a)	5,242	234,632
Autoliv, Inc.	2,103	254,905
BorgWarner, Inc.	12,339	791,670
Cie Generale des Etablissements Michelin SCA	23,053	935,570
Garrett Motion, Inc.	8,974	241,849
Gentex Corp.	71,611	1,601,938
Lear Corp.	1,324	165,487
Versigent PLC(a)	0	0
		4,226,051
Automobiles — 0.1%
Ford Motor Co.	73,829	1,029,176
Rivian Automotive, Inc. - Class A(a)	17,606	282,753
		1,311,929
Banks — 2.9%
Banco Santander SA - ADR	9,783	142,439
BOK Financial Corp.	642	87,363
Citizens Financial Group, Inc.	45,968	3,165,816
Columbia Banking System, Inc.	3,061	90,728
Commerce Bancshares, Inc.	59,726	3,446,787
Cullen/Frost Bankers, Inc.	1,549	249,188
East West Bancorp, Inc.	42,833	5,433,794
Fifth Third Bancorp	37,671	2,025,570
First Citizens BancShares, Inc. - Class A	245	530,278
First Hawaiian, Inc.	43,872	1,123,562

	Shares	Value
First Horizon Corp.	14,195	$345,222
FNB Corp.	9,646	175,847
Huntington Bancshares, Inc.	115,966	1,934,893
KeyCorp	27,562	595,615
M&T Bank Corp.	3,305	773,172
Old National Bancorp	8,019	205,126
Pinnacle Financial Partners, Inc.	4,183	418,175
Popular, Inc.	2,043	343,612
Prosperity Bancshares, Inc.	37,486	2,682,498
Regions Financial Corp.	18,557	554,483
SouthState Bank Corp.	2,008	210,619
Truist Financial Corp.	36,931	1,831,039
US Bancorp	28,256	1,740,005
Westamerica BanCorp	17,584	1,020,751
Western Alliance Bancorp	3,002	234,546
Wintrust Financial Corp.	21,672	3,258,602
Zions Bancorp NA	4,739	316,044
		32,935,774
Beverages — 0.6%
Brown-Forman Corp. - Class A	820	22,337
Brown-Forman Corp. - Class B	5,775	153,442
Celsius Holdings, Inc.(a)	3,743	117,717
Coca-Cola Consolidated, Inc.	12,909	2,524,613
Coca-Cola Europacific Partners PLC	9,810	1,059,676
Constellation Brands, Inc. - Class A	3,341	436,401
Heineken NV	17,328	1,460,996
Keurig Dr Pepper, Inc.	21,185	674,954
Molson Coors Beverage Co. - Class B	2,463	97,929
Primo Brands Corp. - Class A	4,536	103,512
		6,651,577
Biotechnology — 1.0%
Alkermes PLC(a)	3,718	174,709
Alnylam Pharmaceuticals, Inc.(a)	841	202,420
Biogen, Inc.(a)	5,967	1,292,751
BioMarin Pharmaceutical, Inc.(a)	4,394	286,621
Bridgebio Pharma, Inc.(a)	13,148	1,007,005
Exelixis, Inc.(a)	7,917	432,585
Halozyme Therapeutics, Inc.(a)	16,481	1,755,062
Incyte Corp.(a)	4,651	573,096
Krystal Biotech, Inc.(a)	560	201,242
Moderna, Inc.(a)	8,994	1,262,218
Natera, Inc.(a)	9,051	2,914,060
Neurocrine Biosciences, Inc.(a)	2,846	438,369
Roivant Sciences Ltd.(a)	8,968	310,651
United Therapeutics Corp.(a)	1,109	566,011
Vaxcyte, Inc.(a)	1,124	68,272
		11,485,072

The accompanying notes are an integral part of these financial statements.

25

Column Mid Cap Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Broadline Retail — 0.3%
Coupang, Inc.(a)	27,162	$436,222
Dillard’s, Inc. - Class A	115	71,986
eBay, Inc.	30,695	3,178,774
		3,686,982
Building Products — 2.8%
A O Smith Corp.	33,827	2,000,190
AAON, Inc.	118	8,964
Advanced Drainage Systems, Inc.	42,668	5,791,328
Allegion PLC	53,978	8,380,084
Armstrong World Industries, Inc.	844	145,658
Builders FirstSource, Inc.(a)	3,597	238,841
Carlisle Cos., Inc.	4,258	1,475,738
Carrier Global Corp.	1,808	105,262
Daikin Industries Ltd.	8,300	1,073,936
Lennox International, Inc.	6,922	2,648,634
Masco Corp.	87,783	6,334,421
Owens Corning	15,823	2,185,947
Simpson Manufacturing Co., Inc.	1,344	245,428
UFP Industries, Inc.	9,684	818,492
Zurn Elkay Water Solutions Corp.	3,476	166,153
		31,619,076
Capital Markets — 6.3%
Affiliated Managers Group, Inc.	5,386	1,983,071
Ameriprise Financial, Inc.	10,215	5,650,019
Ares Management Corp. - Class A	7,304	1,045,714
Carlyle Group, Inc.	6,996	338,536
Cboe Global Markets, Inc.	2,078	623,816
Coinbase Global, Inc. - Class A(a)	73	13,733
Evercore, Inc. - Class A	8,372	2,397,992
FactSet Research Systems, Inc.	961	301,322
Franklin Resources, Inc.	7,210	246,221
Hamilton Lane, Inc. - Class A	49,353	5,370,593
Houlihan Lokey, Inc.	67,680	9,021,067
Intercontinental Exchange, Inc.	17,716	2,846,961
Invesco Ltd.	7,904	259,093
Jefferies Financial Group, Inc.	3,834	201,822
LPL Financial Holdings, Inc.	27,457	10,162,797
Morningstar, Inc.	664	145,376
MSCI, Inc.	13,698	7,816,627
Nasdaq, Inc.	5,548	547,088
Northern Trust Corp.	16,004	2,969,702
Raymond James Financial, Inc.	29,998	5,344,744
SEI Investments Co.	19,227	2,133,812
State Street Corp.	17,995	3,443,883
Stifel Financial Corp.	68,482	5,531,976

	Shares	Value
T Rowe Price Group, Inc.	16,010	$1,781,593
Tradeweb Markets, Inc. - Class A	2,645	284,867
		70,462,425
Chemicals — 1.5%
Albemarle Corp.	23,247	3,137,648
Axalta Coating Systems Ltd.(a)	5,600	203,952
CF Industries Holdings, Inc.	20,093	2,612,693
Corteva, Inc.	3,894	329,549
Dow, Inc.	15,327	467,780
DuPont de Nemours, Inc.	2,856	384,389
Eastman Chemical Co.	25,707	1,862,215
Element Solutions, Inc.	10,100	358,954
International Flavors & Fragrances, Inc.	5,416	467,563
LyondellBasell Industries NV - Class A	7,538	490,573
Mosaic Co.	6,771	163,317
NewMarket Corp.	1,719	1,543,146
PPG Industries, Inc.	17,126	1,921,024
RPM International, Inc.	3,512	365,599
Scotts Miracle-Gro Co.	44,213	2,643,937
Solstice Advanced Materials, Inc.	1,505	95,402
Westlake Corp.	971	72,893
		17,120,634
Commercial Services & Supplies — 1.0%
Clean Harbors, Inc.(a)	1,308	412,347
Copart, Inc.(a)	7,722	254,749
MSA Safety, Inc.	940	175,564
RB Global, Inc.	10,129	856,711
Republic Services, Inc.	19,372	4,279,662
Rollins, Inc.	87,586	3,159,227
Tetra Tech, Inc.	6,235	225,333
Veralto Corp.	4,282	422,076
Waste Connections, Inc.	4,762	787,254
		10,572,923
Communications Equipment — 0.4%
Ciena Corp.(a)	3,442	1,317,598
F5, Inc.(a)	3,526	1,435,540
Lumentum Holdings, Inc.(a)	1,904	1,741,703
Viavi Solutions, Inc.(a)	4,265	154,777
		4,649,618
Construction & Engineering — 1.8%
AECOM	2,930	197,570
API Group Corp.(a)	93,058	3,652,526
Comfort Systems USA, Inc.	2,217	3,426,640
Dycom Industries, Inc.(a)	719	209,380
EMCOR Group, Inc.	11,709	8,600,729
Fluor Corp.(a)	5,195	283,179
MasTec, Inc.(a)	1,440	345,283
Quanta Services, Inc.	5,020	3,047,592
Sterling Infrastructure, Inc.(a)	456	214,352
Valmont Industries, Inc.	232	108,961
		20,086,212

The accompanying notes are an integral part of these financial statements.

26

Column Mid Cap Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Construction Materials — 0.3%
Amrize Ltd.	29,523	$1,290,155
Eagle Materials, Inc.	996	193,483
James Hardie Industries PLC(a)	4,003	118,929
Martin Marietta Materials, Inc.	1,318	683,647
Vulcan Materials Co.	3,072	828,150
		3,114,364
Consumer Finance — 0.4%
Ally Financial, Inc.	9,368	395,423
Credit Acceptance Corp.(a)	1,968	1,180,288
OneMain Holdings, Inc.	3,794	236,973
SoFi Technologies, Inc.(a)	27,664	494,633
Synchrony Financial	20,739	1,598,562
		3,905,879
Consumer Staples Distribution & Retail — 1.7%
BJ’s Wholesale Club Holdings, Inc.(a)	3,472	314,737
Casey’s General Stores, Inc.	5,587	4,202,597
Dollar General Corp.	6,526	827,171
Dollar Tree, Inc.(a)	6,033	763,717
Koninklijke Ahold Delhaize NV	50,515	1,798,584
Kroger Co.	10,726	617,174
Maplebear, Inc.(a)	4,529	228,805
Performance Food Group Co.(a)	3,655	362,466
Sprouts Farmers Market, Inc.(a)	3,339	273,932
Sysco Corp.	37,007	3,000,528
Target Corp.	12,667	2,037,867
US Foods Holding Corp.(a)	38,372	4,022,920
		18,450,498
Containers & Packaging — 1.0%
AptarGroup, Inc.	1,710	225,070
Avery Dennison Corp.	2,048	356,577
Ball Corp.	37,655	2,371,135
Crown Holdings, Inc.	2,937	341,838
International Paper Co.	10,217	387,531
Packaging Corp. of America	32,325	7,562,111
Smurfit Westrock PLC	8,529	400,010
		11,644,272
Distributors — 0.5%
Genuine Parts Co.	2,926	396,970
LKQ Corp.	5,118	128,462
Pool Corp.	26,104	4,868,918
		5,394,350
Diversified Consumer Services — 0.2%
Frontdoor, Inc.(a)	20,570	1,663,496
Service Corp. International	3,549	289,740
		1,953,236
Electric Utilities — 1.9%
Alliant Energy Corp.	3,831	260,431
Duke Energy Corp.	18,697	2,241,957

	Shares	Value
Edison International	7,745	$418,075
Entergy Corp.	19,093	2,029,777
Evergy, Inc.	39,420	3,193,808
Eversource Energy	5,753	403,516
Exelon Corp.	18,988	830,155
FirstEnergy Corp.	27,472	1,259,866
IDACORP, Inc.	525	71,484
NRG Energy, Inc.	8,613	948,464
OGE Energy Corp.	34,306	1,565,383
PG&E Corp.	38,527	511,253
Pinnacle West Capital Corp.	10,218	997,686
PPL Corp.	57,002	1,945,478
Xcel Energy, Inc.	63,598	4,813,733
		21,491,066
Electrical Equipment — 2.8%
Acuity, Inc.	985	326,813
AMETEK, Inc.	66,584	15,658,559
Bloom Energy Corp. - Class A(a)	1,563	322,447
Forgent Power Solutions, Inc. - Class A(a)	39,286	1,199,795
Generac Holdings, Inc.(a)	5,172	958,785
Hubbell, Inc.	1,304	590,712
Nextpower, Inc. - Class A(a)	4,361	357,733
nVent Electric PLC	2,559	385,769
Rockwell Automation, Inc.	7,341	3,115,741
Sensata Technologies Holding PLC	98,848	4,055,733
Vertiv Holdings Co. - Class A	17,291	4,473,528
		31,445,615
Electronic Equipment, Instruments & Components — 4.8%
Advanced Energy Industries, Inc.	386	106,868
Arrow Electronics, Inc.(a)	24,543	5,017,325
CDW Corp.	30,888	4,682,003
Celestica, Inc.(a)	5,179	1,550,593
Cognex Corp.	45,330	2,763,317
Coherent Corp.(a)	8,118	2,255,424
Flex Ltd.(a)	49,147	5,369,310
Jabil, Inc.	3,138	957,906
Keysight Technologies, Inc.(a)	31,366	10,121,808
Littelfuse, Inc.	309	127,364
Ralliant Corp.	15,538	959,161
Sanmina Corp.(a)	9,359	1,841,102
TD SYNNEX Corp.	1,367	345,646
TE Connectivity PLC	11,487	2,357,707
Teledyne Technologies, Inc.(a)	14,044	8,608,270
Trimble, Inc.(a)	19,828	1,188,490
TTM Technologies, Inc.(a)	1,981	235,580
Vontier Corp.	59,077	1,902,870
Zebra Technologies Corp. - Class A(a)	8,614	3,045,480
		53,436,224

The accompanying notes are an integral part of these financial statements.

27

Column Mid Cap Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Energy Equipment & Services — 1.9%
Archrock, Inc.	1,301	$41,008
Baker Hughes Co.	75,735	4,812,959
Cactus, Inc. - Class A	14,817	1,041,932
Halliburton Co.	22,911	844,270
Helmerich & Payne, Inc.	36,762	1,602,088
Noble Corp. PLC	3,145	144,135
NOV, Inc.	7,855	167,233
SLB Ltd.	90,160	5,418,616
TechnipFMC PLC	95,642	7,474,422
		21,546,663
Entertainment — 0.5%
Live Nation Entertainment, Inc.(a)	13,761	2,475,466
Roku, Inc.(a)	3,296	517,241
Take-Two Interactive Software, Inc.(a)	4,091	898,793
Warner Bros Discovery, Inc.(a)	51,141	1,459,053
		5,350,553
Financial Services — 1.8%
Affirm Holdings, Inc.(a)	25,231	1,878,448
Block, Inc.(a)	10,042	823,645
Corpay, Inc.(a)	10,563	4,270,621
Equitable Holdings, Inc.	6,054	303,487
Global Payments, Inc.	21,581	1,964,950
Jack Henry & Associates, Inc.	45,099	7,572,573
MGIC Investment Corp.	8,484	260,035
Rocket Cos., Inc. - Class A(a)	53,140	712,607
Voya Financial, Inc.	9,518	964,364
WEX, Inc.(a)	4,381	834,931
		19,585,661
Food Products — 0.6%
Archer-Daniels-Midland Co.	10,916	887,362
Bunge Global SA	4,406	512,021
Cal-Maine Foods, Inc.	6,759	533,420
Campbell’s Co.	3,481	82,430
General Mills, Inc.	10,752	442,982
Hershey Co.	2,842	500,789
Hormel Foods Corp.	5,475	119,629
Ingredion, Inc.	1,914	198,022
J M Smucker Co.	1,288	168,934
Kraft Heinz Co.	18,942	486,241
Lamb Weston Holdings, Inc.	3,618	197,290
McCormick & Co., Inc.	27,602	1,496,581
Mondelez International, Inc. - Class A	12,363	767,371
Pilgrim’s Pride Corp.(a)	1,041	32,667
Tyson Foods, Inc. - Class A	7,009	386,476
		6,812,215
Gas Utilities — 0.5%
Atmos Energy Corp.	2,933	487,259
National Fuel Gas Co.	2,171	180,323

	Shares	Value
ONE Gas, Inc.	37,279	$2,955,106
Southwest Gas Holdings, Inc.	1,404	124,015
Spire, Inc.	21,914	1,793,442
UGI Corp.	3,999	153,762
		5,693,907
Ground Transportation — 2.2%
Canadian Pacific Kansas City Ltd.	15,164	1,404,745
CSX Corp.	92,600	4,677,226
JB Hunt Transport Services, Inc.	6,697	1,777,852
Knight-Swift Transportation Holdings, Inc.	36,954	2,531,718
Landstar System, Inc.	5,309	958,965
Norfolk Southern Corp.	3,851	1,320,084
Old Dominion Freight Line, Inc.	39,750	7,948,410
Ryder System, Inc.	1,543	377,202
Saia, Inc.(a)	722	256,404
U-Haul Holding Co.	3,142	187,483
U-Haul Holding. - Series N(a)	282	18,993
XPO, Inc.(a)	16,683	3,236,335
		24,695,417
Health Care Equipment & Supplies — 3.8%
Align Technology, Inc.(a)	30,267	4,836,364
Baxter International, Inc.	8,763	227,838
Becton Dickinson & Co.	22,976	4,322,015
Cooper Cos., Inc.(a)	80,772	5,661,310
Dexcom, Inc.(a)	9,200	837,752
Edwards Lifesciences Corp.(a)	27,100	2,459,325
Envista Holdings Corp.(a)	49,707	1,349,048
GE HealthCare Technologies, Inc.	53,147	3,785,661
Globus Medical, Inc. - Class A(a)	76,126	6,194,373
IDEXX Laboratories, Inc.(a)	1,255	698,646
Insulet Corp.(a)	1,408	209,313
Medtronic PLC	20,778	1,883,526
ResMed, Inc.	2,878	691,008
Solventum Corp.(a)	22,357	2,035,828
STERIS PLC	12,724	2,960,111
Zimmer Biomet Holdings, Inc.	42,525	4,254,201
		42,406,319
Health Care Providers & Services — 4.4%
BrightSpring Health Services, Inc.(a)	35,749	2,087,742
Cardinal Health, Inc.	10,113	2,372,712
Cencora, Inc.	23,571	7,627,576
Centene Corp.(a)	66,463	4,276,229
Chemed Corp.	2,394	1,241,792
Cigna Group	6,510	1,797,281
DaVita, Inc.(a)	768	135,176
Encompass Health Corp.	9,485	1,140,192

The accompanying notes are an integral part of these financial statements.

28

Column Mid Cap Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — (Continued)
Ensign Group, Inc.	1,675	$288,535
Guardant Health, Inc.(a)	16,557	2,632,894
HealthEquity, Inc.(a)	719	69,412
Henry Schein, Inc.(a)	36,014	3,234,057
Humana, Inc.	4,663	1,787,001
Labcorp Holdings, Inc.	31,156	10,364,355
McKesson Corp.	1,146	1,014,577
Molina Healthcare, Inc.(a)	1,734	344,667
Quest Diagnostics, Inc.	14,050	3,376,215
Tenet Healthcare Corp.(a)	14,269	3,794,270
Universal Health Services, Inc. - Class B	12,316	2,097,784
		49,682,467
Health Care Technology — 0.2%
Veeva Systems, Inc. - Class A(a)	5,912	1,688,999
Hotels, Restaurants & Leisure — 2.0%
Aramark	12,744	717,615
Boyd Gaming Corp.	764	59,279
Carnival Corp. Ltd.	30,501	728,669
Cava Group, Inc.(a)	2,042	134,261
Chipotle Mexican Grill, Inc.(a)	2,738	104,126
Churchill Downs, Inc.	10,671	933,499
Darden Restaurants, Inc.	21,782	4,667,011
Dutch Bros, Inc. - Class A(a)	2,745	134,121
Expedia Group, Inc.	8,097	2,567,721
Hilton Worldwide Holdings, Inc.	17,352	5,488,091
Las Vegas Sands Corp.	8,534	373,874
Marriott International, Inc. - Class A	4,647	1,588,159
MGM Resorts International(a)	4,187	173,174
Norwegian Cruise Line Holdings Ltd.(a)	11,884	191,808
Sodexo SA	17,295	1,161,211
Texas Roadhouse, Inc.	1,877	367,141
Viking Holdings Ltd.(a)	19,734	1,699,887
Yum! Brands, Inc.	11,257	1,725,811
		22,815,458
Household Durables — 1.3%
Cavco Industries, Inc.(a)	1,359	759,858
DR Horton, Inc.	26,641	3,851,223
Garmin Ltd.	3,731	1,060,014
Installed Building Products, Inc.	745	180,908
Lennar Corp. - Class A	3,528	296,740
Lennar Corp. - Class B	140	11,516
Mohawk Industries, Inc.(a)	5,759	738,592
NVR, Inc.(a)	328	2,071,396
PulteGroup, Inc.	22,846	2,885,907
SharkNinja, Inc.(a)	863	166,119

	Shares	Value
Somnigroup International, Inc.	30,721	$1,989,185
Toll Brothers, Inc.	2,843	407,828
		14,419,286
Household Products — 0.6%
Church & Dwight Co., Inc.	5,136	512,470
Clorox Co.	2,528	246,935
Colgate-Palmolive Co.	9,176	824,189
Kimberly-Clark Corp.	42,915	4,632,674
		6,216,268
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	15,892	234,248
Clearway Energy, Inc. - Class C	3,053	96,933
Ormat Technologies, Inc.	677	69,054
Talen Energy Corp.(a)	2,969	878,111
		1,278,346
Industrial Conglomerates — 0.1%
3M Co.	5,534	950,907
Insurance — 3.8%
Allstate Corp.	8,173	2,106,999
American Financial Group, Inc.	2,037	290,374
American International Group, Inc.	24,575	1,876,547
Arch Capital Group Ltd.(a)	16,561	1,624,137
Assurant, Inc.	1,601	451,258
Axis Capital Holdings Ltd.	2,543	251,198
Cincinnati Financial Corp.	3,896	661,930
CNA Financial Corp.	593	28,802
Erie Indemnity Co. - Class A	750	191,670
Everest Group Ltd.	1,199	449,205
First American Financial Corp.	20,418	1,509,299
Globe Life, Inc.	2,464	425,459
Hartford Insurance Group, Inc.	8,105	1,113,465
Kinsale Capital Group, Inc.	274	102,449
Loews Corp.	4,427	479,400
Markel Group, Inc.(a)	1,283	2,313,134
Marsh & McLennan Cos., Inc.	19,148	3,634,290
MetLife, Inc.	9,283	883,463
Old Republic International Corp.	6,129	255,763
Primerica, Inc.	1,056	303,758
Principal Financial Group, Inc.	6,087	670,544
Progressive Corp.	15,738	3,432,143
Prudential Financial, Inc.	3,262	383,611
Reinsurance Group of America, Inc.	27,533	6,774,219
RenaissanceRe Holdings Ltd.	17,640	5,779,570
Ryan Specialty Holdings, Inc.	1,629	68,711
Selective Insurance Group, Inc.	10,426	951,790
Travelers Cos., Inc.	2,052	750,888
Unum Group	3,390	316,016
W R Berkley Corp.	6,228	420,764
Willis Towers Watson PLC	10,101	3,419,694
		41,920,550

The accompanying notes are an integral part of these financial statements.

29

Column Mid Cap Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Interactive Media & Services — 0.0%(b)
Pinterest, Inc. - Class A(a)	14,356	$311,669
IT Services — 2.7%
Akamai Technologies, Inc.(a)	43,318	4,705,201
Amdocs Ltd.	26,761	1,687,549
Cloudflare, Inc. - Class A(a)	14,607	4,456,742
Cognizant Technology Solutions Corp. - Class A	39,800	2,570,284
Gartner, Inc.(a)	1,442	285,674
GoDaddy, Inc. - Class A(a)	3,417	334,456
MongoDB, Inc.(a)	8,232	3,732,142
Okta, Inc.(a)	3,109	537,981
Snowflake, Inc.(a)	15,769	5,226,320
Twilio, Inc. - Class A(a)	30,208	7,117,911
		30,654,260
Leisure Products — 0.0%(b)
Hasbro, Inc.	1,451	136,539
Life Sciences Tools & Services — 3.4%
Agilent Technologies, Inc.	24,771	3,803,835
Bio-Rad Laboratories, Inc. - Class A(a)	7,163	2,765,778
Bio-Techne Corp.	3,151	227,849
Charles River Laboratories International, Inc.(a)	5,763	1,661,127
Illumina, Inc.(a)	2,883	615,895
IQVIA Holdings, Inc.(a)	41,889	10,940,988
Medpace Holdings, Inc.(a)	711	422,327
QIAGEN NV	60,043	2,599,261
Waters Corp.(a)	10,388	4,307,176
West Pharmaceutical Services, Inc.	30,038	10,246,262
		37,590,498
Machinery — 5.2%
AGCO Corp.	969	114,642
Allison Transmission Holdings, Inc.	12,338	1,551,010
Cummins, Inc.	7,823	4,415,301
Donaldson Co., Inc.	11,778	1,070,502
Dover Corp.	26,959	5,236,247
ESCO Technologies, Inc.	5,829	1,591,492
Flowserve Corp.	928	73,396
Fortive Corp.	17,714	1,042,292
Gates Industrial Corp. Ltd.(a)	36,235	926,891
Graco, Inc.	4,391	339,995
IDEX Corp.	2,326	531,817
Ingersoll Rand, Inc.	6,949	535,420
ITT, Inc.	13,700	2,743,973
JBT Marel Corp.	1,072	125,285
Lincoln Electric Holdings, Inc.	5,935	1,669,100
Middleby Corp.(a)	1,292	143,205
Mueller Industries, Inc.	7,406	462,209
Nordson Corp.	16,538	5,320,605

	Shares	Value
Oshkosh Corp.	7,694	$1,185,722
PACCAR, Inc.	14,696	1,824,215
Parker-Hannifin Corp.	1,135	1,111,664
Pentair PLC	3,163	191,235
RBC Bearings, Inc.(a)	3,991	1,972,592
Snap-on, Inc.	10,304	3,980,538
SPX Technologies, Inc.(a)	8,469	1,666,276
Stanley Black & Decker, Inc.	15,939	1,536,041
Toro Co.	8,209	802,922
Watts Water Technologies, Inc. - Class A	6,107	2,233,635
Westinghouse Air Brake Technologies Corp.	47,177	13,489,320
Xylem, Inc.	5,043	555,285
		58,442,827
Marine Transportation — 0.0%(b)
Kirby Corp.(a)	203	28,798
Media — 0.4%
Charter Communications, Inc. - Class A(a)	1,980	301,831
EchoStar Corp. - Class A(a)	2,173	187,834
Fox Corp. - Class A	5,310	357,629
Fox Corp. - Class B	3,277	197,341
New York Times Co. - Class A	4,023	270,627
News Corp. - Class A	10,644	326,877
News Corp. - Class B	3,179	109,389
Omnicom Group, Inc.	3,805	333,052
Paramount Skydance Corp.	17,211	187,772
Publicis Groupe SA	10,178	1,196,452
Sirius XM Holdings, Inc.	51,871	1,461,206
		4,930,010
Metals & Mining — 1.0%
Alcoa Corp.	4,645	232,018
Coeur Mining, Inc.	4,442	92,305
Commercial Metals Co.	17,970	1,212,436
Hecla Mining Co.	511	10,154
Hudbay Minerals, Inc.	38,065	1,090,943
MP Materials Corp.(a)	1,918	105,010
Nucor Corp.	5,090	1,270,668
Reliance, Inc.	10,448	4,012,554
Royal Gold, Inc.	1,705	445,806
Steel Dynamics, Inc.	8,776	2,041,473
Warrior Met Coal, Inc.	6,268	678,448
		11,191,815
Multi-Utilities — 0.9%
Ameren Corp.	4,001	424,146
CenterPoint Energy, Inc.	18,106	716,998
CMS Energy Corp.	4,159	283,061
Consolidated Edison, Inc.	5,715	611,619
DTE Energy Co.	16,647	2,257,833
Northwestern Energy Group, Inc.	19,135	1,323,377

The accompanying notes are an integral part of these financial statements.

30

Column Mid Cap Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Multi-Utilities — (Continued)
Public Service Enterprise Group, Inc.	6,628	$486,031
WEC Energy Group, Inc.	41,867	4,445,019
		10,548,084
Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Corp.	9,335	209,291
Antero Resources Corp.(a)	6,133	235,998
APA Corp.	9,852	425,114
Cheniere Energy, Inc.	11,663	3,401,980
Chord Energy Corp.	1,468	215,957
Devon Energy Corp.	107,467	5,213,224
Diamondback Energy, Inc.	32,102	6,435,809
DT Midstream, Inc.	2,560	335,411
Enterprise Products Partners LP	75,744	2,940,382
EQT Corp.	65,047	3,524,246
Expand Energy Corp.	6,181	606,727
Hess Midstream LP - Class A	1,866	75,032
HF Sinclair Corp.	5,097	517,906
Kinetik Holdings, Inc.	233	12,775
Marathon Petroleum Corp.	5,128	1,914,385
Murphy Oil Corp.	30,578	1,113,651
Occidental Petroleum Corp.	19,638	1,181,815
ONEOK, Inc.	5,721	549,273
Ovintiv, Inc.	8,564	562,227
Permian Resources Corp.	105,554	2,458,353
Phillips 66	10,052	2,478,622
Range Resources Corp.	49,392	2,040,877
SM Energy Co.	6,106	227,021
Suncor Energy, Inc.	16,698	1,115,760
Targa Resources Corp.	16,921	4,968,852
Texas Pacific Land Corp.	1,625	608,303
Viper Energy, Inc. - Class A	3,968	177,727
		43,546,718
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	17,253	1,345,734
Southwest Airlines Co.	37,525	1,445,838
United Airlines Holdings, Inc.(a)	8,069	871,372
		3,662,944
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. - Class A	18,605	1,903,292
Kenvue, Inc.	30,666	578,974
		2,482,266
Pharmaceuticals — 0.5%
Axsome Therapeutics, Inc.(a)	4,552	903,663
Elanco Animal Health, Inc.(a)	12,769	305,434
Jazz Pharmaceuticals PLC(a)	1,744	437,186
Royalty Pharma PLC - Class A	59,665	3,664,028
Viatris, Inc.	33,435	552,012
Zoetis, Inc.	2,517	194,061
		6,056,384

	Shares	Value
Professional Services — 2.4%
Booz Allen Hamilton Holding Corp.	3,164	$239,357
Broadridge Financial Solutions, Inc.	12,639	2,305,101
CACI International, Inc. - Class A(a)	2,809	1,750,035
Equifax, Inc.	41,475	7,845,411
Exponent, Inc.	52,661	3,739,458
Jacobs Solutions, Inc.	2,151	320,606
Leidos Holdings, Inc.	7,298	1,023,253
Mobility Global, Inc.	60,218	1,222,425
Paychex, Inc.	17,886	2,277,603
Paycom Software, Inc.	847	202,518
Verisk Analytics, Inc.	31,995	6,199,991
		27,125,758
Real Estate Management & Development — 0.6%
CBRE Group, Inc. - Class A(a)	40,712	5,936,217
CoStar Group, Inc.(a)	8,580	275,160
Jones Lang LaSalle, Inc.(a)	1,186	433,922
		6,645,299
Semiconductors & Semiconductor Equipment — 3.9%
Amkor Technology, Inc.	4,189	198,140
Applied Materials, Inc.	8,688	3,982,492
Cirrus Logic, Inc.(a)	1,009	110,495
Entegris, Inc.	38,493	5,207,718
First Solar, Inc.(a)	2,215	447,208
GLOBALFOUNDRIES, Inc.	2,010	89,827
Infineon Technologies AG	12,124	793,078
Lattice Semiconductor Corp.(a)	28,800	3,321,792
MACOM Technology Solutions Holdings, Inc.(a)	9,846	2,597,670
Microchip Technology, Inc.	13,164	966,896
MKS, Inc.	7,961	2,039,927
Monolithic Power Systems, Inc.	9,587	12,154,111
NXP Semiconductors NV	10,869	2,441,612
ON Semiconductor Corp.(a)	10,363	767,795
Onto Innovation, Inc.(a)	1,390	371,422
Qorvo, Inc.(a)	2,228	214,066
Rambus, Inc.(a)	2,785	241,432
Skyworks Solutions, Inc.	40,334	2,702,781
Teradyne, Inc.	10,924	3,821,543
Tower Semiconductor Ltd.(a)	5,222	1,070,771
		43,540,776
Software — 1.7%
Appfolio, Inc. - Class A(a)	358	83,847
Autodesk, Inc.(a)	5,546	1,433,807
Bentley Systems, Inc. - Class B	5,249	192,901
Clear Secure, Inc. - Class A	272	12,009
Datadog, Inc. - Class A(a)	17,162	4,068,080
Docusign, Inc.(a)	5,254	348,182
Dynatrace, Inc.(a)	2,912	158,966

The accompanying notes are an integral part of these financial statements.

31

Column Mid Cap Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Gen Digital, Inc.	74,158	$2,298,898
InterDigital, Inc.	5,418	1,815,192
Manhattan Associates, Inc.(a)	1,732	386,565
Nebius Group NV(a)	4,859	1,002,509
Octave Intelligence PLC - Class B(a)	43,258	865,160
Riot Platforms, Inc.(a)	9,283	176,331
Roper Technologies, Inc.	3,513	1,491,760
Synopsys, Inc.(a)	6,802	2,990,091
Tyler Technologies, Inc.(a)	1,335	496,914
UiPath, Inc. - Class A(a)	10,204	190,509
Workday, Inc. - Class A(a)	666	131,502
Zoom Communications, Inc. - Class A(a)	5,495	531,257
		18,674,480
Specialty Retail — 3.0%
AutoNation, Inc.(a)	919	184,949
AutoZone, Inc.(a)	719	2,150,702
Best Buy Co., Inc.	4,773	382,556
Burlington Stores, Inc.(a)	2,693	699,534
Chewy, Inc. - Class A(a)	646	15,375
Dick’s Sporting Goods, Inc.	1,771	239,262
GameStop Corp. - Class A(a)	8,052	147,996
Gap, Inc.	9,155	204,248
Lithia Motors, Inc.	711	261,164
Murphy USA, Inc.	3,004	1,548,232
Penske Automotive Group, Inc.	458	99,198
Ross Stores, Inc.	72,600	16,592,004
TJX Cos., Inc.	15,830	2,119,795
Tractor Supply Co.	39,070	1,363,543
Ulta Beauty, Inc.(a)	7,004	3,761,848
Valvoline, Inc.(a)	30,583	980,491
Williams-Sonoma, Inc.	14,201	3,241,378
		33,992,275
Technology Hardware, Storage & Peripherals — 0.8%
Hewlett Packard Enterprise Co.	15,387	803,817
HP, Inc.	50,901	1,528,048
IonQ, Inc.(a)	6,734	264,713
NetApp, Inc.	18,048	3,344,114
Pure Storage, Inc. - Class A(a)	6,855	637,172
Super Micro Computer, Inc.(a)	10,433	388,942
Western Digital Corp.	4,083	1,839,596
		8,806,402
Textiles, Apparel & Luxury Goods — 0.5%
Amer Sports, Inc.(a)	3,673	112,210
Birkenstock Holding PLC(a)	485	16,931
Columbia Sportswear Co.	6	344
Deckers Outdoor Corp.(a)	4,350	378,798
Levi Strauss & Co. - Class A	2,594	53,852
Lululemon Athletica, Inc.(a)	2,743	329,873

	Shares	Value
Ralph Lauren Corp.	9,514	$3,300,407
Tapestry, Inc.	5,430	670,008
VF Corp.	8,709	117,049
		4,979,472
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	1,152	373,225
Bunzl PLC	75,616	2,856,001
Core & Main, Inc. - Class A(a)	5,532	237,655
Fastenal Co.	24,694	1,217,661
Ferguson Enterprises, Inc.	3,437	771,641
GATX Corp.	15,027	2,628,673
MSC Industrial Direct Co., Inc. - Class A	20,383	2,423,131
QXO, Inc.(a)	23,632	313,833
Sunbelt Rentals Holdings, Inc.	17,259	1,236,194
United Rentals, Inc.	2,000	2,076,000
Watsco, Inc.	14,923	4,623,444
WESCO International, Inc.	1,423	484,389
WW Grainger, Inc.	1,847	2,418,628
		21,660,475
TOTAL COMMON STOCKS (Cost $860,417,948)		1,058,096,704
REAL ESTATE INVESTMENT TRUSTS — 2.8%
Health Care REITs — 0.3%
CareTrust REIT, Inc.	17,332	675,081
Healthpeak Properties, Inc.	67,198	1,399,062
Ventas, Inc.	10,880	991,930
		3,066,073
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	101,689	1,520,251
EastGroup Properties, Inc.	10,964	2,187,318
		3,707,569
Office REITs — 0.2%
BXP, Inc.	32,402	2,203,012
Residential REITs — 0.4%
Equity LifeStyle Properties, Inc.	15,140	960,633
Equity Residential	43,319	2,821,800
Essex Property Trust, Inc.	3,384	957,536
		4,739,969
Retail REITs — 0.7%
Agree Realty Corp.	10,759	777,338
Realty Income Corp.	43,030	2,636,878
Regency Centers Corp.	29,619	2,214,613
Simon Property Group, Inc.	11,081	2,352,718
		7,981,547
Specialized REITs — 0.9%
American Tower Corp.	9,246	1,624,522
Extra Space Storage, Inc.	5,285	745,714

The accompanying notes are an integral part of these financial statements.

32

Column Mid Cap Fund
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — (Continued)
Specialized REITs — (Continued)
Iron Mountain, Inc.	20,083	$2,316,574
Lamar Advertising Co. - Class A	11,979	1,784,991
Public Storage	1,854	569,159
SBA Communications Corp.	8,843	1,677,163
VICI Properties, Inc.	43,474	1,115,108
		9,833,231
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,931,186)		31,531,401
PREFERRED STOCKS — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA, 0.00%	10,612	937,378
TOTAL PREFERRED STOCKS (Cost $852,629)		937,378

	Contracts
WARRANTS — 0.0%(b)
Specialty Retail — 0.0%(b)
GameStop Corp., Expires 10/30/2026, Exercise Price $32.00(a)	805	1,868
TOTAL WARRANTS (Cost $0)		1,868

	Shares
RIGHTS — 0.0%(b)
Capital Markets — 0.0%(b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00(a)(c)	3,968	40
TOTAL RIGHTS (Cost $0)		40

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.4%
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.59%(d)	959	$959
First American Government Obligations Fund - Class X, 3.59%(d)	26,807,161	26,807,160
TOTAL MONEY MARKET FUNDS (Cost $26,808,119)		26,808,119
TOTAL INVESTMENTS — 99.8% (Cost $919,009,882)		$1,117,375,510
Other Assets in Excess of Liabilities — 0.2%		2,304,775
TOTAL NET ASSETS — 100.0%		$1,119,680,285

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $40 or 0.0% of net assets as of August 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

33

Column Mid Cap Fund
Schedule of Forward Currency Contracts
August 31, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	09/25/2026	CAD	147,221	USD	105,034	$1,308
Bank of America	09/25/2026	GBP	623,099	USD	831,296	13,023
Bank of America	09/25/2026	JPY	55,406,400	USD	343,723	3,799
UBS AG	09/25/2026	EUR	158,484	USD	183,869	398
Bank of America	09/25/2026	USD	1,321,653	CAD	1,862,543	(23,721)
Bank of America	09/25/2026	USD	3,722,790	EUR	3,238,582	(42,647)
Bank of America	09/25/2026	USD	3,194,459	GBP	2,406,959	(67,045)
Bank of America	09/25/2026	USD	1,267,744	JPY	202,820,625	(4,391)
Morgan Stanley	09/25/2026	USD	3,539,520	EUR	3,077,383	(38,495)
Net Unrealized Appreciation (Depreciation)						$(157,771)

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

34

COLUMN FUNDS
Statements of Assets and Liabilities
August 31, 2026

	Column Small Cap Select Fund	Column Small Cap Fund	Column Mid Cap Select Fund	Column Mid Cap Fund
ASSETS:
Investments, at value*	$1,907,820,392	$543,760,095	$3,296,564,001	$1,117,375,510
Receivable for investments sold	9,920,018	1,261,215	11,713,319	5,769,878
Dividends receivable	1,288,564	426,231	2,423,733	885,585
Receivable for fund shares sold	1,576,068	119,854	2,941,996	279,302
Foreign currency, at value**	—	9,933	—	81,802
Cash	—	—	—	60,000
Dividend tax reclaims receivable	31,956	7,836	14,736	20,577
Receivable for open forward currency contracts	—	1,829	—	18,528
Broker interest receivable	—	—	—	1,682
Prepaid expenses and other assets	21,079	7,690	31,502	13,562
Total assets	1,920,658,077	545,594,683	3,313,689,287	1,124,506,426
LIABILITIES:
Payable for investments purchased	1,601,552	662,384	14,324,375	3,736,359
Payable for fund shares redeemed	1,064,578	203,559	1,352,846	390,377
Payable to Adviser	737,120	188,387	1,009,669	314,536
Payable for open forward currency contracts	—	38,846	—	176,299
Payable for shareholder servicing fees	95,141	26,820	161,561	54,832
Payable for fund administration and accounting fees	80,949	31,940	130,253	52,041
Payable for administrative services	33,116	9,439	56,564	19,362
Payable for custodian fees	20,317	20,715	17,565	15,237
Payable for transfer agent fees and expenses	8,108	5,430	10,661	6,578
Payable for compliance fees	1,666	1,671	1,672	1,671
Payable for expenses and other liabilities	171,641	56,671	206,817	58,849
Total liabilities	3,814,188	1,245,862	17,271,983	4,826,141
NET ASSETS	$1,916,843,889	$544,348,821	$3,296,417,304	$1,119,680,285
Net Assets Consist of:
Paid-in capital	$1,404,470,296	$429,239,154	$2,717,581,519	$863,164,809
Total distributable earnings	512,373,593	115,109,667	578,835,785	256,515,476
Total net assets	$1,916,843,889	$544,348,821	$3,296,417,304	$1,119,680,285
Net assets	$1,916,843,889	$544,348,821	$3,296,417,304	$1,119,680,285
Shares issued and outstanding (unlimited shares authorized with par value of $0.001)	127,697,538	41,049,410	252,505,649	83,063,381
Net asset value per share	$15.01	$13.26	$13.05	$13.48
Cost:
* Investments, at cost	$1,620,766,133	$471,495,440	$2,740,939,918	$919,009,882
** Foreign currency, at cost	$16	$9,963	$—	$80,736

The accompanying notes are an integral part of these financial statements.

35

COLUMN FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2026

	Column Small Cap Select Fund	Column Small Cap Fund	Column Mid Cap Select Fund	Column Mid Cap Fund
INVESTMENT INCOME:
Dividend income	$23,243,069	$6,649,813	$37,270,996	$14,041,893
Less: Issuance fees	(20,389)	(14,295)	(168)	(130)
Less: Dividend withholding taxes	(66,257)	(27,504)	(34,435)	(57,829)
Total investment income	23,156,423	6,608,014	37,236,393	13,983,934
EXPENSES:
Investment advisory fee	12,698,565	3,903,848	19,637,134	7,317,791
Shareholder service costs	1,029,047	304,519	1,753,376	633,467
Fund administration and accounting fees	434,742	181,244	703,437	295,096
Reports to shareholders	390,499	61,521	386,612	65,175
Administrative service fees	343,016	101,506	584,458	211,156
Custodian fees	111,102	108,697	94,904	85,396
Federal and state registration fees	78,895	36,458	137,278	44,544
Transfer agent fees	45,307	31,314	59,307	37,705
Trustees’ fees	32,206	32,206	32,206	32,206
Legal fees	31,691	23,390	33,851	23,621
Audit fees	20,550	20,550	20,550	20,550
Compliance fees	9,808	9,820	9,820	9,820
Broker interest expense	—	—	—	1,601
Interest expense	44	1	—	—
Other expenses and fees	29,545	21,866	38,136	26,038
Total expenses	15,255,017	4,836,940	23,491,069	8,804,166
Waiver by Adviser	(5,039,475)	(1,867,153)	(9,006,709)	(3,854,140)
Net expenses	10,215,542	2,969,787	14,484,360	4,950,026
Net investment income	12,940,881	3,638,227	22,752,033	9,033,908
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	277,917,582	50,791,202	22,701,775	63,962,745
Forward currency contracts	—	64,945	—	297,214
Foreign currency transactions	(26,370)	(4,378)	—	(737)
Net realized gain (loss)	277,891,212	50,851,769	22,701,775	64,259,222
Net change in unrealized appreciation (depreciation) on:
Investments	110,905,410	29,209,817	288,784,656	68,540,931
Forward currency contracts	—	(36,303)	—	(36,915)
Foreign currency translation	444	(70)	—	631
Net change in unrealized appreciation (depreciation)	110,905,854	29,173,444	288,784,656	68,504,647
Net realized and unrealized gain (loss)	388,797,066	80,025,213	311,486,431	132,763,869
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$401,737,947	$83,663,440	$334,238,464	$ 141,797,777

The accompanying notes are an integral part of these financial statements.

36

COLUMN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Column Small Cap Select Fund		Column Small Cap Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$12,940,881	$7,415,794	$3,638,227	$3,844,574
Net realized gain (loss)	277,891,212	(3,768,972)	50,851,769	13,324,254
Net change in unrealized appreciation (depreciation)	110,905,854	66,414,054	29,173,444	4,034,461
Net increase (decrease) in net assets from operations	401,737,947	70,060,876	83,663,440	21,203,289
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(53,648,085)	(9,387,328)	(22,802,792)	(11,067,474)
Total distributions to shareholders	(53,648,085)	(9,387,328)	(22,802,792)	(11,067,474)
CAPITAL TRANSACTIONS:
Shares sold	340,363,762	461,852,796	55,105,849	95,972,604
Shares issued from reinvestment of distributions	53,648,085	9,387,328	22,802,792	11,067,474
Shares redeemed	(262,205,822)	(157,741,112)	(73,502,124)	(67,316,339)
Net increase (decrease) in net assets from capital transactions	131,806,025	313,499,012	4,406,517	39,723,739
Net increase (decrease) in net assets	479,895,887	374,172,560	65,267,165	49,859,554
NET ASSETS:
Beginning of the year	1,436,948,002	1,062,775,442	479,081,656	429,222,102
End of the year	$1,916,843,889	$1,436,948,002	$ 544,348,821	$479,081,656
SHARES TRANSACTIONS
Shares sold	24,654,567	42,035,361	4,503,509	8,793,606
Shares issued from reinvestment of distributions	4,178,200	756,432	1,970,855	922,289
Shares redeemed	(18,872,907)	(14,247,611)	(5,980,617)	(6,077,040)
Total increase (decrease) in shares outstanding	9,959,860	28,544,182	493,747	3,638,855

The accompanying notes are an integral part of these financial statements.

37

COLUMN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Column Mid Cap Select Fund		Column Mid Cap Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$22,752,033	$20,561,852	$9,033,908	$9,191,303
Net realized gain (loss)	22,701,775	31,402,029	64,259,222	27,605,136
Net change in unrealized appreciation (depreciation)	288,784,656	78,685,882	68,504,647	33,833,838
Net increase (decrease) in net assets from operations	334,238,464	130,649,763	141,797,777	70,630,277
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(56,659,482)	(16,891,200)	(45,372,691)	(9,161,719)
Total distributions to shareholders	(56,659,482)	(16,891,200)	(45,372,691)	(9,161,719)
CAPITAL TRANSACTIONS:
Shares sold	719,692,657	695,938,689	125,822,678	154,059,500
Shares issued from reinvestment of distributions	56,659,481	16,891,200	45,372,691	9,161,719
Shares redeemed	(353,825,333)	(279,493,920)	(144,795,668)	(149,727,633)
Net increase (decrease) in net assets from capital transactions	422,526,805	433,335,969	26,399,701	13,493,586
Net increase (decrease) in net assets	700,105,787	547,094,532	122,824,787	74,962,144
NET ASSETS:
Beginning of the year	2,596,311,517	2,049,216,985	996,855,498	921,893,354
End of the year	$3,296,417,304	$2,596,311,517	$ 1,119,680,285	$996,855,498
SHARES TRANSACTIONS
Shares sold	58,233,902	62,156,959	9,854,547	13,338,748
Shares issued from reinvestment of distributions	4,749,328	1,458,653	3,756,017	762,207
Shares redeemed	(28,579,475)	(25,086,121)	(11,339,632)	(12,982,160)
Total increase (decrease) in shares outstanding	34,403,755	38,529,491	2,270,932	1,118,795

The accompanying notes are an integral part of these financial statements.

38

Column Small Cap Select Fund
Financial Highlights

	Year Ended August 31,		Period Ended August 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$12.20	$11.92	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.07	0.05
Net realized and unrealized gain (loss) on investments(c)	3.16	0.31	1.87
Total from investment operations	3.26	0.38	1.92
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.10)	—
Net realized gains	(0.34)	—	—
Total distributions	(0.45)	(0.10)	—
Net asset value, end of period	$15.01	$12.20	$11.92
Total return(d)	27.30%	3.17%	19.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,916,844	$1,436,948	$1,062,775
Ratio of expenses to average net assets:
Before management fee waiver(e)(f)	0.89%	0.94%	0.95%
After management fee waiver(e)(f)	0.60%	0.65%	0.66%
Ratio of interest expense to average net assets(e)(f)	0.00%(g)	—%	—%
Ratio of expenses to average net assets excluding interest expense(e)(f)	0.60%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets after management fee waiver(e)(f)	0.75%	0.64%	0.62%
Portfolio turnover rate(d)	116%	94%	54%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

39

Column Small Cap Fund
Financial Highlights

	Year Ended August 31,		Period Ended August 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$11.81	$11.63	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.10	0.07
Net realized and unrealized gain (loss) on investments(c)	1.92	0.37	1.56
Total from investment operations	2.01	0.47	1.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.12)	—
Net realized gains	(0.47)	(0.17)	—
Total distributions	(0.56)	(0.29)	—
Net asset value, end of period	$13.26	$11.81	$11.63
Total return(d)	17.74%	4.05%	16.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$544,349	$479,082	$429,222
Ratio of expenses to average net assets:
Before management fee waiver(e)(f)	0.95%	0.99%	1.02%
After management fee waiver(e)(f)	0.59%	0.62%	0.66%
Ratio of interest expense to average net assets(e)(f)	0.00%(g)	—%	—%
Ratio of expenses to average net assets excluding interest expense(e)(f)	0.59%	0.62%	0.66%
Ratio of net investment income (loss) to average net assets after management fee waiver(e)(f)	0.72%	0.88%	0.90%
Portfolio turnover rate(d)	81%	57%	36%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

40

Column Mid Cap Select Fund
Financial Highlights

	Year Ended August 31,		Period Ended August 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$11.90	$11.41	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.10	0.07
Net realized and unrealized gain (loss) on investments(c)	1.30	0.48	1.34
Total from investment operations	1.40	0.58	1.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.09)	—
Net realized gains	(0.15)	—	—
Total distributions	(0.25)	(0.09)	—
Net asset value, end of period	$13.05	$11.90	$11.41
Total return(d)	11.96%	5.10%	14.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,296,417	$2,596,312	$2,049,217
Ratio of expenses to average net assets:
Before management fee waiver(e)	0.80%	0.82%	0.84%
After management fee waiver(e)	0.50%	0.52%	0.54%
Ratio of net investment income (loss) to average net assets after management fee waiver(e)	0.78%	0.92%	0.93%
Portfolio turnover rate(d)	24%	26%	16%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

41

Column Mid Cap Fund
Financial Highlights

	Year Ended August 31,		Period Ended August 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$12.34	$11.57	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.11	0.08
Net realized and unrealized gain (loss) on investments(c)	1.60	0.77	1.49
Total from investment operations	1.71	0.88	1.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.11)	—
Net realized gains	(0.46)	(0.00)(d)	—
Total distributions	(0.57)	(0.11)	—
Net asset value, end of period	$13.48	$12.34	$11.57
Total return(e)	14.32%	7.67%	15.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,119,680	$996,855	$921,893
Ratio of expenses to average net assets:
Before management fee waiver(f)(g)	0.83%	0.85%	0.88%
After management fee waiver(f)(g)	0.47%	0.49%	0.52%
Ratio of interest expense to average net assets(f)(g)	0.00%(h)	—%	—%
Ratio of expenses to average net assets excluding interest expense(f)(g)	0.47%	0.49%	0.52%
Ratio of net investment income (loss) to average net assets after management fee waiver(f)(g)	0.86%	0.98%	1.04%
Portfolio turnover rate(e)	48%	49%	28%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

42

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Column Funds (the “Funds”) are comprised of the Column Small Cap Select Fund, the Column Small Cap Fund, the Column Mid Cap Select Fund, and the Column Mid Cap Fund, each representing a distinct, diversified series with its own investment objective and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. Each Fund commenced operations on December 11, 2023. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. Costs incurred by the Funds in connection with the organization, registration and the initial public offering were paid by Mason Street Advisors, LLC (the “Adviser”), the Funds’ investment adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(A)
Investment Valuation. Each equity security owned by a Fund, including depositary receipts, that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) is valued at its last sale price or official closing price on that exchange on the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the most recent quoted bid at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at prices supplied by an approved Pricing Service. Where the price of a long-term debt security is not available from a Pricing Service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the bid price. When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than five days. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Forward currency contracts are valued at the mean between the bid and asked prices.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded.

43

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
Foreign securities will be priced in their local currencies. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time. Occasionally, events which affect the values of such securities may occur between the times at which the values are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value in good faith as determined by the Adviser in accordance with its fair valuation procedures. Each foreign equity security held by a Fund (other than those traded in countries outside of Canada, Mexico, Central and South America) will be valued at its fair value by using a value determined by an independent pricing agent rather than using the last closing price of such foreign security on its principal overseas market. A value determined by an independent pricing agent will also be used to fair value foreign securities held by a Fund on any day when a foreign market is closed due to a local holiday or other scheduled closure, but the New York Stock Exchange is open.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Adviser will regularly evaluate whether a Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.
These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

44

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of August 31, 2026:
Column Small Cap Select Fund

	Level 1	Level 2	Level 3**	Total
Common Stocks*	$1,835,287,039	$21,756,364	$—	$1,857,043,403
Real Estate Investment Trusts	21,917,217	—	—	21,917,217
Rights	—	—	132,092	132,092
Money Market Funds	28,727,680	—	—	28,727,680
Total Investments in Securities	$1,885,931,936	$21,756,364	$132,092	$1,907,820,392

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Management has determined that since the value of Level 3 securities is less than 1% of total net assets and therefore immaterial, the reconciliation of Level 3 securities and quantitative valuation information is not shown for the period ended August 31, 2026.

Column Small Cap Fund

	Level 1	Level 2	Level 3***	Total
Common Stocks*	$514,219,565	$12,072,274	$—	$526,291,839
Real Estate Investment Trusts	9,571,036	—	—	9,571,036
Rights	—	—	28,397	28,397
Money Market Funds	7,868,823	—	—	7,868,823
Total Investments in Securities	$531,659,424	$12,072,274	$28,397	$543,760,095
Other Financial Instruments**
Forward Currency Contracts	$—	$(37,017)	$—	$(37,017)

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the net unrealized appreciation (depreciation) on the instrument.

***
Management has determined that since the value of Level 3 securities is less than 1% of total net assets and therefore immaterial, the reconciliation of Level 3 securities and quantitative valuation information is not shown for the period ended August 31, 2026.

Column Mid Cap Select Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,079,833,771	$—	$—	$3,079,833,771
Real Estate Investment Trusts	94,848,626	—	—	94,848,626
Money Market Funds	121,881,604	—	—	121,881,604
Total Investments in Securities	$3,296,564,001	$—	$—	$3,296,564,001

*	For further information regarding industry classifications, see the Schedule of Investments.

45

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
Column Mid Cap Fund

	Level 1	Level 2	Level 3***	Total
Common Stocks*	$1,045,980,343	$12,116,361	$—	$1,058,096,704
Real Estate Investment Trusts	31,531,401	—	—	31,531,401
Preferred Stocks	—	937,378	—	937,378
Warrants	1,868	—	—	1,868
Rights	—	—	40	40
Money Market Funds	26,808,119	—	—	26,808,119
Total Investments in Securities	$1,104,321,731	$13,053,739	$40	$1,117,375,510
Other Financial Instruments**
Forward Currency Contracts	$—	$(157,771)	$—	$(157,771)

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the net unrealized appreciation (depreciation) on the instrument.

***
Management has determined that since the value of Level 3 securities is less than 1% of total net assets and therefore immaterial, the reconciliation of Level 3 securities and quantitative valuation information is not shown for the period ended August 31, 2026.

(B)
Foreign Securities and Currency Translations. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(C)
Federal Income Taxes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it of all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

46

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
As of and during the year ended August 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2026, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods of the lesser of three years or since the commencement of operations.
(D)
Distributions to Shareholders. The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or NAV per share.

(E)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(F)
Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(G)
Expenses. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(H)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of a Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statements of Assets and Liabilities.

47

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)

(I)
Segment Reporting. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by both the President and Chief Investment Officer of the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

(J)
Derivative Instruments. As a non-principal investment strategy, the Funds may enter into forward currency contracts. This strategy is intended to minimize the risk of loss due to a decline in the value of the hedged currency, although it could also limit any potential gain from an increase in the value of the currency. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are considered derivatives and the Adviser and sub-advisers intend to limit each Fund’s investments in forward currency contracts in order for each Fund to qualify as a limited derivatives user as defined in Rule 18f-4 under the 1940 Act. As of August 31, 2026, the fair value of derivative instruments in the Funds is described below:

Column Small Cap Fund
Statements of Assets and Liabilities—
Value of Derivative Instruments as of August 31, 2026:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Currency Exchange Contracts	Unrealized appreciation on forward currency exchange contracts	$1,829	Unrealized depreciation on forward currency exchange contracts	$38,846
Total		$1,829		$38,846

The Effect of Derivative Instruments on the Statements of Operations for the period ended August 31, 2026:

Amount of Realized Gain (Loss) on Derivatives	Forward Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Derivatives	Forward Currency Contracts
Forward Currency Exchange Contracts	$64,945	Forward Currency Exchange Contracts	$(36,303)
Total	$64,945	Total	$(36,303)

Column Mid Cap Fund
Statements of Assets and Liabilities—
Value of Derivative Instruments as of August 31, 2026:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Currency Exchange Contracts	Unrealized appreciation on forward currency exchange contracts	$18,528	Unrealized depreciation on forward currency exchange contracts	$176,299
Total		$18,528		$176,299

48

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
The Effect of Derivative Instruments on the Statements of Operations for the period ended August 31, 2026:

Amount of Realized Gain (Loss) on Derivatives	Forward Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Derivatives	Forward Currency Contracts
Forward Currency Exchange Contracts	$297,214	Forward Currency Exchange Contracts	$(36,915)
Total	$297,214	Total	$(36,915)

The Funds are not subject to any Master Netting Arrangements; therefore, the Funds do not offset any assets or liabilities.
Volume Disclosures
The average monthly notional amount outstanding of forward currency exchange contracts during the fiscal year ended August 31, 2026, was as follows:

Column Small Cap Fund	$1,810,190
Column Mid Cap Fund	$13,951,245

The Column Small Cap Select Fund and Column Mid Cap Select Fund did not invest in any derivatives during the fiscal year ended August 31, 2026.
3. FEDERAL TAX MATTERS
The tax character of distributions paid during the fiscal years ended August 31, 2026, and August 31, 2025, was as follows:
Column Small Cap Select Fund

	Year Ended August 31,
	2026	2025
Ordinary Income	$35,746,102	$9,387,328
Long Term Capital gain	17,901,983	—
Total	$53,648,085	$9,387,328

Column Small Cap Fund

	Year Ended August 31,
	2026	2025
Ordinary Income	$7,690,992	$11,046,164
Long Term Capital gain	15,111,800	21,310
Total	$22,802,792	$11,067,474

Column Mid Cap Select Fund

	Year Ended August 31,
	2026	2025
Ordinary Income	$22,209,093	$16,891,200
Long Term Capital gain	34,450,389	—
Total	$56,659,482	$16,891,200

49

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
Column Mid Cap Fund

	Year Ended August 31,
	2026	2025
Ordinary Income	$8,544,272	$9,140,919
Long Term Capital gain	36,828,419	20,800
Total	$45,372,691	$9,161,719

As of August 31, 2026, the components of accumulated earnings on a tax basis were as follows:

	Column Small Cap Select Fund	Column Small Cap Fund
Cost basis of investments for federal income tax purposes	$1,639,509,216	$478,142,652
Gross tax unrealized appreciation	$391,497,846	$103,102,879
Gross tax unrealized depreciation	(123,186,670)	(37,485,436)
Net tax unrealized appreciation	268,311,176	65,617,443
Undistributed ordinary income	87,447,861	16,345,403
Undistributed long-term capital gain	156,960,836	33,179,158
Distributable earnings	244,408,697	49,524,561
Other accumulated gain (loss)	(346,280)	(32,337)
Total distributable earnings	$512,373,593	$115,109,667

	Column Mid Cap Select Fund	Column Mid Cap Fund
Cost basis of investments for federal income tax purposes	$2,750,379,462	$924,743,558
Gross tax unrealized appreciation.	$684,087,167	$240,953,345
Gross tax unrealized depreciation	(137,902,628)	(48,321,393)
Net tax unrealized appreciation	546,184,539	192,631,952
Undistributed ordinary income	14,295,842	8,897,187
Undistributed long-term capital gain	18,362,380	54,994,216
Distributable earnings	32,658,222	63,891,403
Other accumulated gain (loss)	(6,976)	(7,879)
Total distributable earnings	$578,835,785	$256,515,476

Investments for federal income tax purposes in the above table include foreign currencies and derivatives. The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments, PFIC mark-to-market adjustments, forward contracts mark-to-market adjustments, and partnership adjustments.
During the year ended August 31, 2026, the Funds utilized the following capital loss carryovers to offset realized capital gains:

	Short-Term	Long-Term	Total
Column Small Cap Select Fund	$876,673	$—	$876,673
Column Small Cap Fund	—	—	—
Column Mid Cap Select Fund	—	—	—
Column Mid Cap Fund	—	—	—

50

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended August 31, 2026, the following reclassifications were made on the Statements of Assets and Liabilities due to permanent tax differences:

	Paid-in Capital	Total Distributable Earnings
Column Small Cap Select Fund	$—	$—
Column Small Cap Fund	1	(1)
Column Mid Cap Select Fund	1	(1)
Column Mid Cap Fund*	(1,956)	1,956

*	This reclassification is due to partnership adjustments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an Investment Advisory Agreement (the “Agreement”) with Mason Street Advisors, LLC to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services based on an annual rate equal to a percentage of each Fund’s average daily net assets, as set forth in the table below.

Column Small Cap Select Fund	0.78% on the first $250 million 0.76% on the next $250 million 0.74% on the next $500 million 0.72% over $1 billion
Column Small Cap Fund	0.78% on the first $250 million 0.76% on the next $250 million 0.74% on the next $500 million 0.72% over $1 billion
Column Mid Cap Select Fund	0.72% on the first $250 million 0.70% on the next $250 million 0.68% on the next $500 million 0.66% over $1 billion
Column Mid Cap Fund	0.72% on the first $250 million 0.70% on the next $250 million 0.68% on the next $500 million 0.66% over $1 billion

Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed, through at least December 31, 2027, to waive its management fees with respect to each Fund to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-adviser(s) for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods.
Pursuant to an Administrative Services Agreement, the Adviser also provides or procures management of certain of the Funds’ administrative affairs, including review of shareholder reports and other regulatory filings prepared by the Funds’ administrator; oversight of the Funds’ primary service providers; periodic due diligence reviews of the Funds’ primary service providers; coordination and negotiation of contracts and pricing relating to the Funds’ primary service providers; and such other duties or services necessary for the appropriate operation of the Funds that are incidental to the foregoing services. For such administrative services, under the Administrative Services Agreement, each Fund pays the Adviser an administrative services fee computed daily and paid monthly, based on an annual rate equal to 0.02% of the Fund’s average daily net assets.

51

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
Sub-advisory services are provided to the Funds, pursuant to investment sub-advisory agreements between the Adviser and the below listed sub-advisers. Under the terms of these investment sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.
Column Small Cap Select Fund
Boston Partners Global Investors, Inc. (WPG Partners division)
Driehaus Capital Management LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.
Column Small Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc. (WPG Partners division)
Franklin Mutual Advisers, LLC
Kayne Anderson Rudnick Investment Management, LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.
Column Mid Cap Select Fund
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Kayne Anderson Rudnick Investment Management, LLC
Column Mid Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Invesco Advisers, Inc.
Kayne Anderson Rudnick Investment Management, LLC
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A. (“U.S. Bank” or the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Expenses incurred by the Funds for the year ended August 31, 2026, and owed as of August 31, 2026, are included in the Statements of Operations and Statements of Assets and Liabilities.
The Funds also have a line of credit with U.S. Bank (see Note 8).
Certain officers of the Funds are also employees of Fund Services.
5. SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan on behalf of the Funds to pay for shareholder support services from each Fund’s assets pursuant to a Shareholder Servicing Agreement at an annual rate not to exceed 0.10% of a Fund’s average daily net assets. Currently, the annual rate of the shareholder servicing fee being charged for each Fund is 0.06% of the Fund’s average daily net assets; however, the fee may be increased up to 0.10% of a Fund’s average daily net assets, at any time. Each Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing

52

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
agents who have written shareholder servicing agreements with a Fund and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details the fees incurred by the Funds pursuant to the Shareholder Servicing Plan during the year ended August 31, 2026, as well as the fees owed as of August 31, 2026.

	Fees Incurred	Fees Owed
Column Small Cap Select Fund	$1,029,047	$95,141
Column Small Cap Fund	$304,519	$26,820
Column Mid Cap Select Fund	$1,753,376	$161,561
Column Mid Cap Fund	$633,467	$54,832

6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended August 31, 2026, are listed in the following table. For the year ended August 31, 2026, there were no purchases or sales of U.S. government securities for the Funds.

	Purchases	Sales
Column Small Cap Select Fund	$2,026,059,077	$1,914,232,960
Column Small Cap Fund	$399,280,034	$411,784,005
Column Mid Cap Select Fund	$1,025,747,741	$662,636,200
Column Mid Cap Fund	$498,575,826	$515,729,502

7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At August 31, 2026, Pershing LLC, for the benefit of its customers, held 100% of each Fund’s shares outstanding. Pershing LLC is the financial intermediary used by Northwestern Mutual Wealth Management Company’s advisory programs that offer the Funds’ shares.
8. LINE OF CREDIT
The Funds and U.S. Bank, N.A. entered into an umbrella line of credit agreement in the amount of up to $100,000,000, which matures on July 31, 2027. This unsecured line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Funds. The maximum borrowing cannot exceed 20% of the total market value or 33.33% of the net market value of a Fund’s unencumbered assets. Interest on amounts borrowed under the line of credit will be accrued at the prime rate, which as of August 31, 2026, was 6.75%. The Column Mid Cap Select Fund did not draw on the line of credit during the year ended August 31, 2026. The following table provides information regarding usage of the line of credit for the Column Small Cap Select Fund, Column Small Cap Fund, and Column Mid Cap Fund for the year ended August 31, 2026. The Funds did not have any outstanding balances on the line of credit at August 31, 2026.

	Days Utilized	Average Amount of Borrowing	Average Borrowing Rate	Interest Expense	Maximum Amount of Borrowing	Date of Maximum Borrowing
Column Small Cap Select Fund	1	$234,000	6.75%	$44	$234,000	12/16/2025
Column Small Cap Fund	1	$5,000	7.00%	$1	$5,000	11/4/2025
Column Mid Cap Fund	1	$2,000	6.75%	$0*	$2,000	5/7/2026

*	Represents less than $0.50 in interest expense.

53

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
9. SUBSEQUENT EVENTS
The Funds have evaluated events and transactions that have occurred subsequent to August 31, 2026, through the date the financial statements were issued and determined there were no subsequent events that would require disclosure in the financial statements.
10. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
11. NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.

54

COLUMN FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Column Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and forward currency contracts (as applicable), of Column Small Cap Select Fund, Column Small Cap Fund, Column Mid Cap Select Fund, and Column Mid Cap Fund (“Column Funds” or the “Funds”), each a series of Trust for Professional Managers, as of August 31, 2026, the related statements of operations and changes in net assets, the financial highlights for each of the periods listed below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Column Small Cap Select Fund, Column Small Cap Fund, Column Mid Cap Select Fund, and Column Mid Cap Fund	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, and for the period December 11, 2023 (commencement of operations) through August 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 28, 2026

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The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Funds is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Agreements.
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Column Funds)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 19, 2026 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Column Small Cap Select Fund, Column Small Cap Fund, Column Mid Cap Select Fund, and Column Mid Cap Fund (each, a “Column Fund,” and together, the “Column Funds”), each a series of the Trust, and Mason Street Advisors, LLC, the Column Funds’ investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 17, 2026 (the “June 17, 2026 meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2027.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of each of the Funds, including its recommendations with respect to the hiring, termination or replacement of one or more sub-advisers to the Funds and its oversight of investment strategies implemented by any such sub-advisers. The Trustees also considered the qualifications, experience and responsibilities of key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the

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effectiveness of the Adviser’s compliance program and oversight of the compliance program of each Fund’s sub-advisers, as applicable. The Trustees also considered the Adviser’s overall financial condition, and support from its parent entity, The Northwestern Mutual Life Insurance Company, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing each Fund under the “manager of managers” structure and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the Column Mid Cap Fund, Column Mid Cap Select Fund, Column Small Cap Fund and Column Small Cap Select Fund for the quarter, one-year and since inception periods ended March 31, 2026. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Total Return Index for the Column Small Cap Fund and the Column Small Cap Select Fund and the Russell Midcap Total Return Index for the Column Mid Cap Fund and the Column Mid Cap Select Fund) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. mid-cap blend mutual funds for the Column Mid Cap Fund and the Column Mid Cap Select Fund and a peer group of U.S. small-cap blend mutual funds for the Column Small Cap Fund and the Column Small Cap Select Fund) (each, a “Barrington Cohort”). The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as any of the Funds.
The Trustees noted the Column Mid Cap Fund’s performance for the one-year period ended March 31, 2026 was above the Barrington Cohort average. The Trustees further noted that for each of the one-year and since inception periods ended March 31, 2026, the Column Mid Cap Fund had underperformed the Russell Midcap Total Return Index. The Trustees noted that for the quarter ended March 31, 2026, the Column Mid Cap Fund had outperformed the Russell Midcap Total Return Index. In particular, the Trustees noted that the performance of the segment of the Fund’s portfolio managed by Kayne Anderson Rudnick Investment Management, LLC in its mid cap core strategy meaningfully detracted from performance over the one-year period ended March 31, 2026.
The Trustees noted the Column Mid Cap Select Fund’s performance for the one-year period ended March 31, 2026 was below the Barrington Cohort average. The Trustees further noted that for each of the quarter, one-year and since inception periods ended March 31, 2026, the Column Mid Cap Select Fund had underperformed the Russell Midcap Total Return Index. In particular, the Trustees noted that the performance of the segment of the Fund’s portfolio managed by Kayne Anderson Rudnick Investment Management, LLC in its mid cap core strategy meaningfully detracted from performance over the one-year period ended March 31, 2026.
The Trustees noted the Column Small Cap Fund’s performance for the one-year period ended March 31, 2026 was below the Barrington Cohort average. The Trustees further noted that for the quarter ended March 31, 2026, the Column Small Cap Fund had outperformed the Russell 2000 Total Return Index. The Trustees noted that for the one-year and since inception periods ended March 31, 2026, the Column Small Cap Fund had underperformed the Russell 2000 Total Return Index. In particular, the Trustees noted that the performance of the segment of the Fund’s portfolio managed by Kayne Anderson Rudnick Investment Management, LLC in its small cap growth strategy meaningfully detracted from performance over the one-year period ended March 31, 2026.

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The Trustees noted the Column Small Cap Select Fund’s performance for the one-year period ended March 31, 2026 was above the Barrington Cohort average. The Trustees further noted that for each of the quarter, one-year and since inception periods ended March 31, 2026, the Column Small Cap Select Fund had outperformed the Russell 2000 Total Return Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions and that the Adviser has developed the necessary expertise and resources in selecting and managing the sub-advisers to each of the Column Mid Cap Fund, Column Mid Cap Select Fund, Column Small Cap Fund and Column Small Cap Select Fund and providing investment advisory services in accordance with each Fund’s investment objective and strategies. The Trustees noted the Adviser’s belief that the Funds’ performance since inception remains too short a period to draw meaningful conclusions about each Fund’s ability to meet its long-term objectives and that the Adviser retains conviction in each Fund’s ability to outperform over the long term. The Trustees also noted the Adviser’s representation that each Fund’s sub-advisers have remained disciplined in their distinct and complementary investment approaches, which the Adviser believes should serve Fund investors well over the long term. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. In reviewing each of the Column Mid Cap Fund, Column Mid Cap Select Fund, Column Small Cap Fund and Column Small Cap Select Fund fees and total expense structure, the Trustees took into account each Fund’s “manager of managers” structure, noting that the Adviser pays each Fund’s sub-advisory fees out of its own management fees, and that the Funds were not directly responsible for payment of any sub-advisory fees. The Trustees considered the cost structure of each Fund relative to its Barrington Cohort, as well as any management fee waivers of the Adviser. The Trustees noted that the Adviser had contractually agreed to waive its management fees to the extent such management fees exceed the management fees that the Adviser is required to pay to each Fund’s designated sub-advisers for management of allocated portions of each Fund and such waivers are not subject to recoupment by the Adviser.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information, noting that the Adviser had waived management fees for each Fund since inception and such waivers were not subject to recoupment by the Adviser. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Funds’ brokerage practices and the Adviser’s oversight of the brokerage and trading practices of each Fund’s designated sub-advisers. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 17, 2026 meeting and the August 19, 2026 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Column Mid Cap Fund’s contractual management fee of 0.70% (this is a blended fee reflecting the Fund’s management fee breakpoint schedule at current Fund asset levels) was above the Barrington Cohort average of 0.66%. The Trustees noted that the Column Mid Cap Fund was operating pursuant to a contractual management fee waiver. The Trustees observed that the Column Mid Cap Fund’s total expense ratio of 0.49% (net of fee waivers) was below the Barrington Cohort average of 0.83%.
The Trustees noted that the Column Mid Cap Select Fund’s contractual management fee of 0.67% (this is a blended fee reflecting the Fund’s management fee breakpoint schedule at current Fund asset levels) was slightly below the Barrington Cohort average of 0.69%. The Trustees noted that the Column Mid Cap Select Fund was operating pursuant to a contractual management fee waiver. The

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Trustees observed that the Column Mid Cap Select Fund’s total expense ratio of 0.52% (net of fee waivers) was below the Barrington Cohort average of 0.82%.
The Trustees noted that the Column Small Cap Fund’s contractual management fee of 0.77% (this is a blended fee reflecting the Fund’s management fee breakpoint schedule at current Fund asset levels) was above the Barrington Cohort average of 0.67%. The Trustees noted that the Column Small Cap Fund was operating pursuant to a contractual management fee waiver. The Trustees observed that the Column Small Cap Fund’s total expense ratio of 0.62% (net of fee waivers) was below the Barrington Cohort average of 0.72%.
The Trustees noted that the Column Small Cap Select Fund’s contractual management fee of 0.75% (this is a blended fee reflecting the Fund’s management fee breakpoint schedule at current Fund asset levels) was above the Barrington Cohort average of 0.70%. The Trustees noted that the Column Small Cap Select Fund was operating pursuant to a contractual management fee waiver. The Trustees observed that the Column Small Cap Select Fund’s total expense ratio of 0.65% (net of fee waivers) was below the Barrington Cohort average of 0.91%.
The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information and, with respect to each of the Column Mid Cap Fund, Column Mid Cap Select Fund, Column Small Cap Fund and Column Small Cap Select Fund, considering each Fund’s “manager-of-managers” structure. The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that the Funds were not profitable to the Adviser in light of the Adviser’s management fee waiver that reduces each Fund’s management fee to an amount equal to the sub-advisory fees paid to the respective Fund’s underlying sub-advisers, and that the Adviser maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee, all management fee waivers, and noted that each Fund’s management fee structure contained breakpoint reductions as each Fund’s assets grow in size. With respect to the Adviser’s fee structures, the Trustees concluded that the current fee structures were reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees concluded that the benefits the Adviser may receive, including fees received by the Adviser under an administrative services agreement for administrative services provided to the Funds, potential improved fee rates charged by sub-advisers to the Funds that are also sub-advisers to other accounts of the Adviser or its affiliates, the Adviser’s relationships with sub-advisers to the Funds and the potential ability to leverage investment professionals of such sub-advisers, and the ability of the Adviser and its affiliates to market other platforms through which the Funds may be available, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the Advisory Agreement for an additional one-year term ending August 31, 2027 as being in the best interests of each Fund and its shareholders.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS (Column Small Cap Select Fund)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 19, 2026 to consider the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (“MSA” or the “Adviser”), on behalf of the Column Small Cap Select Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub-advisers, Boston Partners Global Investors, Inc. (WPG Partners Division) (“Boston Partners”), Driehaus Capital Management LLC (“Driehaus”), Neuberger Berman Investment Advisers LLC (“Neuberger IA”), and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). The Trustees also met at a prior meeting held on June 17, 2026 (the “June 17, 2026 meeting”) to review materials related to the renewal of each Sub-Advisory Agreement.
Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreements, detailed comparative information relating to the performance of the segment of the Fund’s portfolio managed by each Sub-Adviser, as well as the sub-advisory fees and other expenses of the Fund, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, select financial statements from each Sub-Advisor, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics and comparative fee information for the sub-advisory fees and the respective Sub-Adviser’s other separately-managed accounts, as applicable) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Sub-Advisory Agreement renewal process, including performance and fees and expenses information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 31, 2027.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson to the Fund. The Trustees considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Eric A. Gandhi, who serves as the portfolio manager for the select small cap segment of the Fund’s portfolio managed by Boston Partners, and other key personnel at Boston Partners. The Trustees also noted that Boston Partners will manage an additional segment of the Fund’s portfolio employing Boston Partners’ small cap value diversified strategy in the near future on a date to be determined by Envestnet and Boston Partners. The Trustees next considered Driehaus’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jeffrey James, Michael Buck, and Prakash Vijayan, who serve as the portfolio managers for the segment of the Fund’s assets managed by Driehaus, and other key personnel at Driehaus. The Trustees next considered Neuberger IA’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Robert W. D’Alelio, Brett S. Reiner and Gregory G. Spiegel, who serve as the portfolio managers for the small cap strategy segment of the Fund’s assets managed by Neuberger IA, as well as Benjamin H. Nahum, James F. McAree, and Amit Solomon, who serve as the portfolio managers for the small cap intrinsic value strategy segment of the Fund’s assets managed by Neuberger IA, and other key personnel at Neuberger IA. The Trustees next considered Vaughan Nelson’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Chris D.

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Wallis, and James Eisenman, who serve as the portfolio managers for the segment of the Fund’s assets managed by Vaughan Nelson, and other key personnel at Vaughan Nelson.
The Trustees also considered information provided by each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson at the June 17, 2026 meeting and the August 19, 2026 meeting at which each respective Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson. The Trustees concluded that each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the gross of fee performance relating specifically to the segment of the Fund’s portfolio managed by each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson, respectively.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Boston Partners for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Boston Partners on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Value Index) and in comparison to a composite with similar investment strategies to that utilized by Boston Partners in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Boston Partners outperformed the benchmark index for each of the quarter and one-year periods ended March 31, 2026, but slightly underperformed the benchmark index for the since inception period ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Driehaus for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Driehaus on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Growth Index) and in comparison to a separate composite of separately-managed accounts of Driehaus with similar investment strategies to that utilized by Driehaus in managing its segment of the Fund’s portfolio. The Trustees noted that the segment of the Fund’s portfolio managed by Driehaus outperformed the benchmark index for the quarter and one-year periods ended March 31, 2026, but underperformed the benchmark index for the since inception period ended March 31, 2026.
The Trustees discussed the performance of the segments of the Fund’s portfolio managed by Neuberger IA for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the small cap strategy segment and small cap intrinsic value strategy segment of the Fund’s portfolio managed by Neuberger IA on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Index and Russell 2000 Value Index, respectively) and in comparison to applicable registered mutual funds with similar investment strategies to that utilized by Neuberger IA in managing its segment of the Fund’s portfolio. The Trustees noted that the small cap strategy segment of the Fund’s portfolio managed by Neuberger IA outperformed the benchmark index for the quarter ended March 31, 2026, but significantly underperformed the benchmark index for the one-year and since inception periods ended March 31, 2026. The Trustees noted that the small cap intrinsic value strategy segment of the Fund’s portfolio managed by Neuberger IA underperformed the benchmark index for the quarter ended March 31, 2026, but outperformed the benchmark index for the one-year and since inception periods ended March 31, 2026.

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The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Vaughan Nelson for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Vaughan Nelson on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Value Index) and in comparison to a composite with similar investment strategies to that utilized by Vaughan Nelson in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Vaughan Nelson underperformed the benchmark index for each of the quarter, one-year and since inception periods ended March 31, 2026.
After considering all the information, the Trustees concluded that the performance obtained by each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Mason Street to each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson under the respective Sub-Advisory Agreement. The Trustees noted that Mason Street had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson. Since the sub-advisory fees are paid by Mason Street, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson. Consequently, the Trustees did not consider the costs of services provided by each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson or the profitability of each relationship with the Fund to be material factors for consideration given that Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson are not affiliated with Mason Street and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson by Mason Street were reasonable in light of the services provided by each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson from its association with the Fund. The Trustees concluded that the benefits that each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson may receive, such as greater name recognition and increased ability to obtain research or broker services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the respective Sub-Advisory Agreement with each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the respective Sub-Advisory Agreement with each of Boston Partners, Driehaus, Neuberger IA, and Vaughan Nelson for an additional one-year term ending August 31, 2027 as being in the best interests of the Fund and its shareholders.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS (Column Small Cap Fund)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 19, 2026 to consider the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (“MSA” or the “Adviser”), on behalf of the Column Small Cap Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub-advisers, American Century Investment Management, Inc. and American Century Investment Management, Inc. (Avantis Investors Division) (together, “American Century”), Boston Partners Global Investors, Inc. (WPG Partners Division) (“Boston Partners”), Franklin Mutual Advisers, LLC (“Franklin”), Kayne Anderson Rudnick Investment Management (“KAR”), Neuberger Berman Investment Advisers LLC (“Neuberger IA”), and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). The Trustees also met at a prior meeting held on June 17, 2026 (the “June 17, 2026 meeting”) to review materials related to the renewal of each Sub-Advisory Agreement.
Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreements, detailed comparative information relating to the performance of the segment of the Fund’s portfolio managed by each Sub-Adviser, as well as the sub-advisory fees and other expenses of the Fund, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, select financial statements from each Sub-Advisor, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics and comparative fee information for the sub-advisory fees and the respective Sub-Adviser’s other separately-managed accounts, as applicable) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Sub-Advisory Agreement renewal process, including performance and fees and expenses information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 31, 2027.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUB-ADVISORS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson to the Fund. The Trustees considered American Century’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jackie Wagner, Jeff Hoernemann, Daniel Ong, Eduardo Repetto, Mitchell Firestein, Ted Randall and Matthew Dubin, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by American Century, and other key personnel at American Century. The Trustees next considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Eric A. Gandhi, Richard A. Shuster, and Gregory N. Weiss, who serve as the portfolio managers for the segment of the Fund’s assets managed by Boston Partners, and other key personnel at Boston Partners. The Trustees next considered Franklin’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Steven Raineri, Christopher Meeker, and Nicholas Karzon, who serve as the portfolio managers for the segment of the Fund’s assets managed by Franklin, and other key personnel at Franklin. The Trustees next considered KAR’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Todd Beiley, Jon Christensen and Adam Xiao, who serve as the portfolio managers for the segment of the Fund’s assets managed by KAR, and other key personnel at KAR. The Trustees next considered Neuberger IA’s responsibilities in its management of

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Fund assets, as well as the qualifications, experience and responsibilities of Robert W. D’Alelio, Brett S. Reiner and Gregory G. Spiegel, who serve as the portfolio managers for the small cap strategy segment of the Fund’s assets by Neuberger IA, as well as Benjamin H. Nahum, James F. McAree, and Amit Solomon, who serve as the portfolio managers for the small cap intrinsic value strategy segment of the Fund’s assets managed by Neuberger IA, and other key personnel at Neuberger IA. The Trustees next considered Vaughan Nelson’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Chris D. Wallis, and James Eisenman, who serve as the portfolio managers for the segment of the Fund’s assets managed by Vaughan Nelson, and other key personnel at Vaughan Nelson.
The Trustees also considered information provided by each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson at the June 17, 2026 meeting and the August 19, 2026 meeting at which each respective Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson. The Trustees concluded that each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the gross of fee performance relating specifically to the segment of the Fund’s portfolio managed by each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson, respectively.
The Trustees discussed the performance of the segments of the Fund’s portfolio managed by American Century for the quarter, one-year and since inception periods ended March 31, 2026, noting that American Century manages the Fund in two separate strategies. The Trustees compared the short-term and longer-term performance of each segment of the Fund’s portfolio managed by American Century on both an absolute basis and in comparison to an applicable benchmark index (the Russell 2000 Value Index and the Russell 2000 Growth Index) and in comparison to applicable composites with similar investment strategies to those utilized by American Century in managing its segments of the Fund’s portfolio. The Trustees noted the applicable segments of the Fund’s portfolio managed by American Century outperformed the Russell 2000 Value Index for each of the quarter and one-year periods ended March 31, 2026, and underperformed the Russell 2000 Value Index for the since inception period ended March 31, 2026. The Trustees further noted the applicable segments of the Fund’s portfolio managed by American Century underperformed that Russell 2000 Growth Index for the quarter, one-year and since inception periods ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Boston Partners for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Boston Partners on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Value Index) and in comparison to a composite of separately-managed accounts of Boston Partners with similar investment strategies to that utilized by Boston Partners in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Boston Partners underperformed the benchmark index for each of the quarter, one-year and since inception periods ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Franklin for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by

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Franklin on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Value Index) and in comparison to a composite of separately-managed accounts of Franklin and a registered mutual fund with similar investment strategies to that utilized by Franklin in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Franklin underperformed the benchmark index for the quarter, one-year and since inception periods ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by KAR for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by KAR on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Growth Index) and in comparison to certain institutional accounts with similar investment strategies to that utilized by KAR in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by KAR underperformed the benchmark index for the quarter ended March 31, 2026, and significantly underperformed for the one-year and since inception periods ended March 31, 2026. The Trustees reviewed and discussed KAR’s analysis regarding, in particular, the underperformance for the one-year period ended March 31, 2026.
The Trustees discussed the performance of the segments of the Fund’s portfolio managed by Neuberger IA for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the small cap strategy segment and small cap intrinsic value strategy segment of the Fund’s portfolio managed by Neuberger IA on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Index and Russell 2000 Value Index, respectively) and in comparison to applicable registered mutual funds with similar investment strategies to that utilized by Neuberger IA in managing its segments of the Fund’s portfolio. The Trustees noted that the small cap strategy segment of the Fund’s portfolio managed by Neuberger IA significantly underperformed the benchmark index for the one-year and since inception periods ended March 31, 2026, but outperformed the benchmark index for the quarter ended March 31, 2026. The Trustees noted that the small cap intrinsic value strategy segment of the Fund’s portfolio managed by Neuberger IA underperformed the benchmark index for the quarter ended March 31, 2026, but outperformed the benchmark index for the one-year and since inception periods ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Vaughan Nelson for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Vaughan Nelson on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Value Index) and in comparison to a composite of accounts with similar investment strategies to that utilized by Vaughan Nelson in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Vaughan Nelson underperformed the benchmark index for each of the quarter, one-year and since inception periods ended March 31, 2026.
After considering all the information, the Trustees concluded that the performance obtained by each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Mason Street to each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson under the respective Sub-Advisory Agreement. The Trustees noted that Mason Street had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson. Since the sub-advisory fees are paid by Mason Street, the overall advisory fee paid by the Fund is not directly affected by the sub-

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advisory fees paid to each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson. Consequently, the Trustees did not consider the costs of services provided by each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson or the profitability of each relationship with the Fund to be material factors for consideration given that American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson are not affiliated with Mason Street and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson by Mason Street were reasonable in light of the services provided by each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson from its association with the Fund. The Trustees concluded that the benefits that each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the respective Sub-Advisory Agreement with each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the respective Sub-Advisory Agreement with each of American Century, Boston Partners, Franklin, KAR, Neuberger IA, and Vaughan Nelson for an additional one-year term ending August 31, 2027 as being in the best interests of the Fund and its shareholders.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS (Column Mid Cap Select Fund)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 19, 2026 to consider the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (“MSA” or the “Adviser”), on behalf of the Column Mid Cap Select Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub-advisers, Boston Partners Global Investors, Inc. (“Boston Partners”), EARNEST Partners, LLC (“EARNEST”), and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). The Trustees also met at a prior meeting held on June 17, 2026 (the “June 17, 2026 meeting”) to review materials related to the renewal of each Sub-Advisory Agreement.
Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreements, detailed comparative information relating to the performance of the segment of the Fund’s portfolio managed by each Sub-Adviser, as well as the sub-advisory fees and other expenses of the Fund, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, select financial statements from each Sub-Advisor, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics and comparative fee information for the sub-advisory fees and the respective Sub-Adviser’s other separately-managed accounts, as applicable) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Sub-Advisory Agreement renewal process, including performance and fees and expenses information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 31, 2027.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by Boston Partners, EARNEST, and KAR to the Fund. The Trustees considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Steve Pollack, and Tim Collard, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by Boston Partners, and other key personnel at Boston Partners. The Trustees next considered EARNEST’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Paul E. Viera, who serves as the portfolio manager for the segment of the Fund’s assets managed by EARNEST, and other key personnel at EARNEST. The Trustees next considered KAR’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jon Christensen, Craig Stone, and Chris Wright, who serve as the portfolio managers for the segment of the Fund’s assets managed by KAR, and other key personnel at KAR.
The Trustees also considered information provided by each of Boston Partners, EARNEST, and KAR at the June 17, 2026 meeting and the August 19, 2026 meeting at which each respective Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of Boston Partners, EARNEST, and KAR. The Trustees concluded that each of Boston Partners, EARNEST, and KAR had sufficient quality and depth of personnel, resources,

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investment methods and compliance programs essential to performing its duties under each respective Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of Boston Partners, EARNEST, and KAR to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the gross of fee performance relating specifically to the segment of the Fund’s portfolio managed by each of Boston Partners, EARNEST, and KAR, respectively.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Boston Partners for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Boston Partners on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Value Index) and in comparison to a separate composite of separately-managed accounts of Boston Partners with similar investment strategies to that utilized by Boston Partners in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Boston Partners underperformed the benchmark index for the quarter, one-year and since inception periods ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by EARNEST for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by EARNEST on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Total Return Index) and in comparison to a composite of other separately-managed accounts of EARNEST with similar investment strategies to that utilized by EARNEST in managing its segment of the Fund’s portfolio. The Trustees noted that the segment of the Fund’s portfolio managed by EARNEST outperformed the benchmark index for the quarter and one-year periods ended March 31, 2026, but underperformed the benchmark index for the since inception period ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by KAR for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by KAR on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Index) and in comparison to certain institutional accounts with similar investment strategies to that utilized by KAR in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by KAR underperformed the benchmark index for the quarter and since inception periods ended March 31, 2026, and significantly underperformed the benchmark index for the one-year period ended March 31, 2026. The Trustees reviewed and discussed KAR’s analysis regarding, in particular, the underperformance for the one-year period ended March 31, 2026.
After considering all the information, the Trustees concluded that the performance obtained by each of Boston Partners, EARNEST, and KAR for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of Boston Partners, EARNEST, and KAR.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Mason Street to each of Boston Partners, EARNEST, and KAR under the respective Sub-Advisory Agreement. The Trustees noted that Mason Street had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of Boston Partners, EARNEST, and KAR. Since the sub-advisory fees are paid by Mason Street, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of Boston Partners, EARNEST, and KAR. Consequently, the Trustees did not consider the costs of services provided by each of Boston Partners, EARNEST, and KAR or the profitability of each relationship with the Fund to be material factors for consideration given that Boston

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Partners, EARNEST, and KAR are not affiliated with Mason Street and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to Boston Partners, EARNEST, and KAR by Mason Street were reasonable in light of the services provided by each of Boston Partners, EARNEST, and KAR.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of Boston Partners, EARNEST, and KAR are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of Boston Partners, EARNEST, and KAR from its association with the Fund. The Trustees concluded that the benefits that each of Boston Partners, EARNEST, and KAR may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the respective Sub-Advisory Agreement with each of Boston Partners, EARNEST, and KAR, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the respective Sub-Advisory Agreement with each of Boston Partners, EARNEST, and KAR for an additional one-year term ending August 31, 2027 as being in the best interests of the Fund and its shareholders.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS (Column Mid Cap Fund)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 19, 2026 to consider the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (“MSA” or the “Adviser”), on behalf of the Column Mid Cap Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub-advisers, American Century Investment Management, Inc. and American Century Investment Management, Inc. (Avantis Investors Division) (together, “American Century”), Boston Partners Global Investors, Inc. (“Boston Partners”), EARNEST Partners, LLC (“EARNEST”), Invesco Advisers, Inc. (“Invesco”), and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). The Trustees also met at a prior meeting held on June 17, 2026 (the “June 17, 2026 meeting”) to review materials related to the renewal of each Sub-Advisory Agreement.
Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreements, detailed comparative information relating to the performance of the segment of the Fund’s portfolio managed by each Sub-Adviser, as well as the sub-advisory fees and other expenses of the Fund, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, select financial statements from each Sub-Advisor, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics and comparative fee information for the sub-advisory fees and the respective Sub-Adviser’s other separately-managed accounts, as applicable) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Sub-Advisory Agreement renewal process, including performance and fees and expenses information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 31, 2027.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by American Century, Boston Partners, EARNEST, Invesco, and KAR to the Fund. The Trustees considered American Century’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Kevin Toney, Brian Woglom, Nathan Rawlins, Daniel Ong, Eduardo Repetto, Mitchell Firestein, Ted Randall and Matthew Dubin, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by American Century, and other key personnel at American Century. The Trustees next considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Steve Pollack, and Tim Collard, who serve as the portfolio managers for the segment of the Fund’s assets managed by Boston Partners, and other key personnel at Boston Partners. The Trustees next considered EARNEST’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Paul E. Viera, who serves as the portfolio manager for the segment of the Fund’s assets managed by EARNEST, and other key personnel at EARNEST. The Trustees next considered Invesco’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Ronald Zibelli, Jr., and Justin Livengood, who serve as the portfolio managers for the segment of the Fund’s assets managed by Invesco, and other key personnel at Invesco. The Trustees next considered KAR’s responsibilities in its management of Fund assets, as well as the qualifications, experience and

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responsibilities of Jon Christensen, and Craig Stone and Chris Wright who serve as the portfolio managers for the segment of the Fund’s assets managed by KAR, and other key personnel at KAR.
The Trustees also considered information provided by each of American Century, Boston Partners, EARNEST, Invesco, and KAR at the June 17, 2026 meeting and the August 19, 2026 meeting at which each respective Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of American Century, Boston Partners, EARNEST, Invesco, and KAR. The Trustees concluded that each of American Century, Boston Partners, EARNEST, Invesco, and KAR had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of American Century, Boston Partners, EARNEST, Invesco, and KAR to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the gross of fee performance relating specifically to the segment of the Fund’s portfolio managed by each of American Century, Boston Partners, EARNEST, Invesco, and KAR, respectively.
The Trustees discussed the performance of the segments of the Fund’s portfolio managed by American Century for the quarter, one-year and since inception periods ended March 31, 2026, noting that American Century manages the Fund in two separate strategies. The Trustees compared the short-term and longer-term performance of each segment of the Fund’s portfolio managed by American Century on both an absolute basis and in comparison to an applicable benchmark index (the Russell Mid Cap Index and the Russell Mid Cap Value Index) and in comparison to applicable composites with similar investment strategies to those utilized by American Century in managing its segments of the Fund’s portfolio. The Trustees noted the applicable segments of the Fund’s portfolio managed by American Century outperformed the Russell Mid Cap Index and underperformed the Russell Mid Cap Value Index for the quarter, one-year and since inception periods ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Boston Partners for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Boston Partners on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Value Index) and in comparison to a separate composite of separately-managed accounts of Boston Partners with similar investment strategies to that utilized by Boston Partners in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Boston Partners underperformed the benchmark index for the quarter, one-year and since inception periods ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by EARNEST for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by EARNEST on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Total Return Index) and in comparison to a composite of other separately-managed accounts of EARNEST with similar investment strategies to that utilized by EARNEST in managing its segment of the Fund’s portfolio. The Trustees noted that the segment of the Fund’s portfolio managed by EARNEST underperformed the benchmark index for the since inception period ended March 31, 2026, but outperformed the benchmark index for the quarter and one-year periods ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Invesco for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by

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Invesco on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Growth Index) and in comparison to a composite with similar investment strategies to that utilized by Invesco in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Invesco outperformed the benchmark index for the quarter, one-year and since inception periods ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by KAR for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by KAR on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Index) and in comparison to separate accounts with similar investment strategies to that utilized by KAR in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by KAR underperformed the benchmark index for the quarter and since inception periods ended March 31, 2026, and significantly underperformed the benchmark index for the one-year period ended March 31, 2026. The Trustees reviewed and discussed KAR’s analysis regarding, in particular, the underperformance for the one-year period ended March 31, 2026.
After considering all the information, the Trustees concluded that the performance obtained by each of American Century, Boston Partners, EARNEST, Invesco, and KAR for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of American Century, Boston Partners, EARNEST, Invesco, and KAR.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Mason Street to each of American Century, Boston Partners, EARNEST, Invesco, and KAR under the respective Sub-Advisory Agreement. The Trustees noted that Mason Street had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of American Century, Boston Partners, EARNEST, Invesco, and KAR. Since the sub-advisory fees are paid by Mason Street, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of American Century, Boston Partners, EARNEST, Invesco, and KAR. Consequently, the Trustees did not consider the costs of services provided by each of American Century, Boston Partners, EARNEST, Invesco, and KAR or the profitability of each relationship with the Fund to be material factors for consideration given that American Century, Boston Partners, EARNEST, Invesco, and KAR are not affiliated with Mason Street and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to American Century, Boston Partners, EARNEST, Invesco, and KAR by Mason Street were reasonable in light of the services provided by each of American Century, Boston Partners, EARNEST, Invesco, and KAR.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of American Century, Boston Partners, EARNEST, Invesco, and KAR are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of American Century, Boston Partners, EARNEST, Invesco, and KAR from its association with the Fund. The Trustees concluded that the benefits that each of American Century, Boston Partners, EARNEST, Invesco, and KAR may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

72

COLUMN FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the respective Sub-Advisory Agreement with each of American Century, Boston Partners, EARNEST, Invesco, and KAR, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the respective Sub-Advisory Agreement with each of American Century, Boston Partners, EARNEST, Invesco, and KAR for an additional one-year term ending August 31, 2027 as being in the best interests of the Fund and its shareholders.

73

COLUMN FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
TAX INFORMATION
For the fiscal year ended August 31, 2026, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Column Small Cap Select Fund	62.91%
Column Small Cap Fund	51.91%
Column Mid Cap Select Fund	0.00%
Column Mid Cap Fund	0.00%

For the fiscal year ended August 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Column Small Cap Select Fund	27.27%
Column Small Cap Fund	43.57%
Column Mid Cap Select Fund	100.00%
Column Mid Cap Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, were as follows:

Column Small Cap Select Fund	22.16%
Column Small Cap Fund	37.79%
Column Mid Cap Select Fund	100.00%
Column Mid Cap Fund	100.00%

74

Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, Wisconsin 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Northwestern Mutual Investment Services, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 4, 2024.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	11/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	11/4/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	November 4, 2026

* Print the name and title of each signing officer under his or her signature.